Document and Entity Information	6 Months Ended
Sep. 30, 2012
Entity information [Line items]
Document type	6-K
Amendment flag	false
Document period end date	Sep 30, 2012
Document fiscal year focus	2013
Document fiscal period focus	Q2
Trading symbol	nmr
Entity registrant name	NOMURA HOLDINGS INC
Entity central index key	0001163653
Current fiscal year end date	--03-31
Entity current reporting status	Yes
Entity filer category	Large Accelerated Filer

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Cash and cash deposits:
Cash and cash equivalents	¥ 716,712		¥ 1,070,520
Time deposits	403,955		653,462
Deposits with stock exchanges and other segregated cash	189,739		229,695
Total cash and cash deposits	1,310,406		1,953,677
Loans and receivables:
Loans receivable (including 458,352 million yen and 380,027 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	1,227,849		1,293,372
Receivables from customers	101,868		58,310
Receivables from other than customers	1,476,183		864,629
Allowance for doubtful accounts	(4,134)		(4,888)
Total loans and receivables	2,801,766		2,211,423
Collateralized agreements:
Securities purchased under agreements to resell (including 752,407 million yen and 941,728 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	7,865,429		7,662,748
Securities borrowed	5,203,968		6,079,898
Total collateralized agreements	13,069,397		13,742,646
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of 4,732,118 million yen and 5,619,655 million yen as of March 31, 2012 and September 30, 2012, respectively; including 16,548 million yen and 16,121 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	14,334,345		13,921,639
Private equity investments (including the 53,635 million yen and 49,143 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	187,980		201,955
Total trading assets and private equity investments	14,522,325		14,123,594
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of 355,804 million yen as of March 31, 2012 and 369,255 million yen as of September 30, 2012)	1,067,634		1,045,950
Non-trading debt securities	820,033		862,758
Investments in equity securities	93,062		88,187
Investments in and advances to affiliated companies	198,073		193,954
Other (including 1,627 million yen and 1,660 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	1,511,626		1,475,123
Total other assets	3,690,428		3,665,972
Total assets	35,394,322		35,697,312
LIABILITIES AND EQUITY
Short-term borrowings (including 153,497 million yen and 99,995 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	866,417		1,185,613
Payables and deposits:
Payables to customers	829,305		764,857
Payables to other than customers	312,111		767,860
Deposits received at banks	920,734		904,653
Total payables and deposits	2,062,150		2,437,370
Collateralized financing:
Securities sold under agreements to repurchase (including 307,083 million yen and 208,428 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	10,998,258		9,928,293
Securities loaned	2,129,328		1,700,029
Other secured borrowings	811,050		890,952
Total collateralized financing	13,938,636		12,519,274
Trading liabilities	6,804,079		7,495,177
Other liabilities (including 4,246 million yen and 3,211 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	1,249,083		1,165,901
Long-term borrowings (including 1,925,421 million yen and 1,745,151 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	8,086,510		8,504,840
Total liabilities	33,006,875		33,308,175
Commitments and contingencies
Common stock
No par value share Authorized-6,000,000,000 shares as of March 31, 2012 and September 30, 2012 Issued-3,822,562,601 shares as of March 31, 2012 and September 30, 2012 Outstanding-3,663,483,895 shares as of March 31, 2012 and 3,694,938,473 shares as of September 30, 2012	594,493		594,493
Additional paid-in capital	690,135		698,771
Retained earnings	1,056,255		1,058,945
Accumulated other comprehensive income (loss)	(163,862)		(145,149)
Total NHI shareholders' equity before treasury stock	2,177,021		2,207,060
Common stock held in treasury, at cost-159,078,706 shares as of March 31, 2012 and 127,624,128 shares as of September 30, 2012	(80,414)		(99,819)
Total NHI shareholders' equity	2,096,607		2,107,241
Noncontrolling interests	290,840		281,896
Total equity	2,387,447		2,389,137
Total liabilities and equity	35,394,322		35,697,312
Variable interest entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents	42,000		52,000
Total cash and cash deposits	42,000		52,000
Collateralized agreements:
Securities purchased under agreements to resell (including 752,407 million yen and 941,728 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	2,000		7,000
Trading assets and private equity investments:
Private equity investments (including the 53,635 million yen and 49,143 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	1,000		1,000
Total trading assets and private equity investments	979,000		999,000
Other assets:
Other (including 1,627 million yen and 1,660 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	387,000	[1]	408,000	[1]
Total other assets	528,000		555,000
Total assets	1,549,000		1,606,000
LIABILITIES AND EQUITY
Short-term borrowings (including 153,497 million yen and 99,995 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)
Collateralized financing:
Securities sold under agreements to repurchase (including 307,083 million yen and 208,428 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	4,000		0
Trading liabilities	19,000		42,000
Other liabilities (including 4,246 million yen and 3,211 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	34,000		35,000
Long-term borrowings (including 1,925,421 million yen and 1,745,151 million yen measured at fair value by applying the fair value option as of March 31, 2012 and September 30, 2012, respectively)	981,000		992,000
Total liabilities	¥ 1,034,000		¥ 1,069,000

[1]	Includes real estate and real estate for sale held by SPEs related to a consolidated subsidiary.

Consolidated Balance Sheets (Parenthetical) (JPY ¥)	Sep. 30, 2012		Mar. 31, 2012
Loans receivable, fair value	¥ 380,027,000,000	[1]	¥ 458,352,000,000	[1]
Securities purchased under agreements to resell, fair value	941,728,000,000		752,407,000,000
Trading assets including securities pledged as collateral	5,619,655,000,000		4,732,118,000,000
Trading assets, fair value	16,121,000,000		16,548,000,000
Private equity investments, fair value	49,143,000,000		53,635,000,000
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization	369,255,000,000		355,804,000,000
Other assets, fair value	1,660,000,000		1,627,000,000
Short-term borrowings, fair value	99,995,000,000		153,497,000,000
Securities sold under agreements to repurchase, fair value	208,428,000,000	[2]	307,083,000,000
Other liabilities, fair value	3,211,000,000		4,246,000,000
Long-term borrowings, fair value	¥ 1,745,151,000,000		¥ 1,925,421,000,000
Common stock
Authorized	6,000,000,000		6,000,000,000
Issued	3,822,562,601		3,822,562,601
Outstanding	3,694,938,473		3,663,483,895
Common stock held in treasury at cost	127,624,128		159,078,706

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.
[2]	Includes financial instruments which are carried at fair value on a recurring basis.

Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Revenue:
Commissions	¥ 72,279		¥ 85,926		¥ 149,646		¥ 182,706
Fees from investment banking	17,131		13,819		27,514		27,589
Asset management and portfolio service fees	33,411		36,712		67,224		75,767
Net gain on trading	88,929		25,984		173,328		93,484
Gain (loss) on private equity investments	299		(2,315)		(5,088)		(8,265)
Interest and dividends	92,834		107,288		196,303		240,375
Gain (loss) on investments in equity securities	12,970		(2,544)		5,909		(3,141)
Other	143,373		112,977		285,983		196,342
Total revenue	461,226		377,847		900,819		804,857
Interest expense	59,547		76,258		129,886		172,903
Net revenue	401,679	[1]	301,589	[1],[2]	770,933	[1]	631,954	[1]
Non-interest expenses:
Compensation and benefits	133,696		142,569		258,269		278,876
Commissions and floor brokerage	21,904		22,939		43,882		46,997
Information processing and communications	45,145		43,544		87,669		87,091
Occupancy and related depreciation	22,140		26,371		46,250		47,063
Business development expenses	11,173		12,333		22,502		21,668
Other	132,204		98,465		257,278		160,533
Total non-interest expenses	366,262		346,221		715,850		642,228
Income (loss) before income taxes	35,417		(44,632)	[2]	55,083		(10,274)
Income tax expense (benefit)	30,056		(373)		43,646		15,947
Net income (loss)	5,361		(44,259)		11,437		(26,221)
Less: net income attributable to noncontrolling interests	2,552		1,833		6,737		2,100
Net income (loss) attributable to NHI shareholders	¥ 2,809		¥ (46,092)		¥ 4,700		¥ (28,321)
Basic-
Net income (loss) attributable to NHI shareholders per share	¥ 0.76		¥ (12.64)		¥ 1.28		¥ (7.81)
Diluted-
Net income (loss) attributable to NHI shareholders per share	¥ 0.74		¥ (12.65)		¥ 1.25		¥ (7.81)

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Nomura corrected the allocation of expenses of 1,837 million yen from Japan to the Americas for the three months ended September 30, 2011. The correction has no impact on Income (loss) before income taxes as set forth in the consolidated statements of income.

Consolidated Statements Of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Net income (loss)	¥ 5,361	¥ (44,259)	¥ 11,437	¥ (26,221)
Other comprehensive income (loss):
Change in cumulative translation adjustments, net of tax	(3,975)	(33,311)	(21,343)	(39,995)
Defined benefit pension plans:
Pension liability adjustment	328	420	4,062	890
Deferred income taxes	(99)	(164)	(1,123)	(361)
Total	229	256	2,939	529
Non-trading securities:
Net unrealized gain (loss) on non-trading securities	(642)	(1,309)	(1,032)	1,039
Deferred income taxes	731	473	(17)	(375)
Total	89	(836)	(1,049)	664
Total other comprehensive income (loss)	(3,657)	(33,891)	(19,453)	(38,802)
Comprehensive income (loss)	1,704	(78,150)	(8,016)	(65,023)
Less: Comprehensive income attributable to noncontrolling interests	2,411	851	5,997	486
Comprehensive income (loss) attributable to NHI shareholders	¥ (707)	¥ (79,001)	¥ (14,013)	¥ (65,509)

Consolidated Statements Of Changes In Equity (JPY ¥) In Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Accumulated other comprehensive income (loss) [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2011		¥ 594,493	¥ 646,315	¥ 1,069,334			¥ (97,426)	¥ (32,270)		¥ (97,692)		¥ 8,882
Issuance of common stock			30,356
Gain (loss) on sales of treasury stock			200
Issuance and exercise of common stock options			7,309
Net income (loss) attributable to NHI shareholders	(28,321)			(28,321)
Cash dividends				(14,646)	[1]							(1,309)
Net change during the period							(38,218)
Pension liability adjustment	529							529
Net unrealized gain (loss) on non-trading securities	1,039								501
Repurchases of common stock										(8,942)
Sales of common stock										1
Common stock issued to employees										5,282
Other net change in treasury stock										156
Net income attributable to noncontrolling interests	(2,100)											2,100
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												(1,614)
Purchase / sale of subsidiary shares, net			597									272,729
Other net change in noncontrolling interests												(3,973)
Balance at end of period at Sep. 30, 2011	2,314,373	594,493	684,777	1,026,367		(166,884)	(135,644)	(31,741)	501	(101,195)	2,037,558	276,815
Balance at beginning of year at Mar. 31, 2012	2,389,137	594,493	698,771	1,058,945			(110,652)	(35,132)	635	(99,819)		281,896
Gain (loss) on sales of treasury stock			(838)
Issuance and exercise of common stock options			(7,798)
Net income (loss) attributable to NHI shareholders	4,700			4,700
Cash dividends				(7,390)	[2]							(1,420)
Net change during the period							(20,983)
Pension liability adjustment	2,939							3,062
Net unrealized gain (loss) on non-trading securities	(1,032)								(792)
Repurchases of common stock										(2)
Sales of common stock										0
Common stock issued to employees										19,612
Other net change in treasury stock										(205)
Net income attributable to noncontrolling interests	(6,737)											6,737
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												(740)
Other net change in noncontrolling interests												4,367
Balance at end of period at Sep. 30, 2012	¥ 2,387,447	¥ 594,493	¥ 690,135	¥ 1,056,255		¥ (163,862)	¥ (131,635)	¥ (32,070)	¥ (157)	¥ (80,414)	¥ 2,096,607	¥ 290,840

[1]	Dividends per share Six months ended September 30, 2011 4.00 yen, Three months ended September 30, 2011 4.00 yen
[2]	Dividends per share Six months ended September 30, 2012 2.00 yen, Three months ended September 30, 2012 2.00 yen

Consolidated Statements Of Changes In Equity (Parenthetical) (JPY ¥)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Dividends per share	¥ 2	¥ 4	¥ 2	¥ 4

Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	¥ 11,437	¥ (26,221)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	45,299	47,339
(Gain) loss on investments in equity securities	(5,909)	3,141
Deferred income taxes	30,051	7,507
Changes in operating assets and liabilities:
Time deposits	210,245	(216,001)
Deposits with stock exchanges and other segregated cash	28,709	(49,435)
Trading assets and private equity investments	(1,057,923)	(1,260,532)
Trading liabilities	(364,942)	(673,374)
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	1,002,587	810,412
Securities borrowed, net of securities loaned	1,258,126	9,647
Other secured borrowings	(79,901)	130,504
Loans and receivables, net of allowance for doubtful accounts	(756,782)	114,998
Payables	(289,513)	212,075
Bonus accrual	(44,099)	(50,722)
Accrued income taxes, net	(4,534)	4,310
Other, net	144,393	36,223
Net cash provided by (used in) operating activities	127,244	(900,129)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(101,610)	(72,369)
Proceeds from sales of office buildings, land, equipment and facilities	48,022	45,939
Payments for purchases of investments in equity securities	(219)
Proceeds from sales of investments in equity securities	1,256	5,305
Decrease in loans receivable at banks, net	33,579	20,921
Decrease in non-trading debt securities, net	49,448	2,098
Other, net	744	41,393
Net cash provided by investing activities	31,220	43,287
Cash flows from financing activities:
Increase in long-term borrowings	913,345	1,062,997
Decrease in long-term borrowings	(1,141,106)	(1,372,456)
Decrease in short-term borrowings, net	(310,354)	(30,833)
Increase in deposits received at banks, net	50,632	179,749
Proceeds from sales of common stock held in treasury	32	7
Payments for repurchases of common stock held in treasury	(2)	(8,281)
Payments for cash dividends	(7,334)	(14,408)
Net cash used in financing activities	(494,787)	(183,225)
Effect of exchange rate changes on cash and cash equivalents	(17,485)	(28,634)
Net decrease in cash and cash equivalents	(353,808)	(1,068,701)
Cash and cash equivalents at beginning of period	1,070,520	1,620,340
Cash and cash equivalents at end of period	716,712	551,639
Cash paid during the period for-
Interest	135,286	189,546
Income tax payments, net	¥ 18,129	¥ 4,130

Consolidated Statements Of Cash Flows (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
Sep. 30, 2012
Increased assets excluding cash and cash equivalents	¥ 2,132,740
Increased liabilities	¥ 1,784,621

Summary Of Accounting Policies	6 Months Ended
Sep. 30, 2012
Summary of accounting policies

1. Summary of accounting policies:

Description of business—

Nomura Holdings, Inc. (the “Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these interim consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura is engaged in the sales and trading of debt and equity securities and currencies on a global basis to various institutions, provides investment banking services such as the underwriting of bonds and equities as well as mergers and acquisitions and financial advice and invests in private equity businesses and seeks to maximize returns on the investments by increasing the corporate value of investee companies.

The accounting and financial reporting policies of Nomura conform to U.S. generally accepted accounting principles (“U.S. GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form 20-F for the year ended March 31, 2012 as filed on June 27, 2012.

New accounting pronouncements recently adopted—

No new accounting pronouncements relevant to Nomura were adopted during the three months ended September 30, 2012.

The following new accounting pronouncements relevant to Nomura have been adopted during the three months ended June 30, 2012:

Goodwill impairment testing

In September 2011, the Financial Accounting Standards Board (“FASB”) issued amendments to Accounting Standard Codification™ (“ASC”) 350 “Intangibles—Goodwill and Other” (“ASC 350”) through issuance of Accounting Standard Update (“ASU”) 2011-08 “Testing Goodwill for Impairment” (“ASU 2011-08”). These amendments simplify goodwill impairment testing by permitting an entity to initially assess qualitatively whether it is necessary to perform the current quantitative two-step goodwill impairment test required by ASC 350. If an entity determines that it is not more-likely-than-not (i.e. greater than 50%) that a reporting unit’s fair value is less than its carrying amount, the quantitative test is not required.

ASU 2011-08 is effective prospectively for goodwill impairment tests performed in fiscal years beginning after December 15, 2011 with early adoption permitted.

Nomura adopted ASU 2011-08 from April 1, 2012. Because the amendments only simplify when a quantitative test is required rather than change the quantitative test itself, these amendments did not have a material impact on these interim consolidated financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued amendments to ASC 220 “Comprehensive Income” (“ASC 220”) through issuance of ASU 2011-05 “Presentation of Comprehensive Income” (“ASU 2011-05”). These amendments revise the manner in which entities present comprehensive income in their financial statements. The amendments remove certain presentation options in ASC 220 and require entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.

ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with early adoption permitted.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”) which deferred certain aspects of ASU 2011-05.

Nomura adopted ASU 2011-05 from April 1, 2012 excluding those aspects that are deferred by ASU 2011-12. Because these amendments only change how comprehensive income is presented within these interim consolidated financial statements rather than changing whether an item must be reported in other comprehensive income or when an item of other comprehensive income is reclassified to earnings, these amendments did not have a material impact on these interim consolidated financial statements.

Future accounting developments—

The following new accounting pronouncements relevant to Nomura will be adopted in future periods:

Testing indefinite-lived intangible assets for impairment

In July 2012, the FASB issued ASU 2012-02 “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”). These amendments simplify indefinite-lived intangible assets impairment testing by permitting an entity to initially assess qualitatively whether it is necessary to perform the current quantitative impairment test required by ASC 350. If an entity determines that it is not more-likely-than-not (i.e. greater than 50%) that an indefinite-lived intangible asset fair value is less than its carrying amount, the quantitative test is not required.

ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.

Nomura plans to adopt ASU 2012-02 from April 1, 2013. Because the amendments only simplify when a quantitative test is required rather than change the quantitative test itself, it is not expected to have a material impact on these interim consolidated financial statements.

Disclosures about offsetting assets and liabilities

In December 2011, the FASB issued amendments to ASC 210-20 “Balance Sheet—Offsetting” (“ASC 210-20”) through issuance of ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These amendments require an entity to disclose information about rights of offset and related arrangements to enable users of its financial statements to understand the effect or potential effect of those arrangements on its financial position.

ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 with required disclosures made retrospectively for all comparative periods presented.

Nomura will adopt ASU 2011-11 from April 1, 2013. Because these amendments only require enhanced disclosures rather than change the guidance around when assets and liabilities can be offset, they are not expected to have a material impact on these interim consolidated financial statements.

Fair Value Of Financial Instruments	6 Months Ended
Sep. 30, 2012
Fair value of financial instruments
2. Fair value of financial instruments:

The fair value of financial instruments

A significant amount of Nomura’s financial instruments are carried at fair value. Financial assets carried at fair value on a recurring basis are reported in the consolidated balance sheets within Trading assets and private equity investments, Loans and receivables, Collateralized agreements and Other assets. Financial liabilities carried at fair value on a recurring basis are reported within Trading liabilities, Short-term borrowings, Payables and deposits, Collateralized financing, Long-term borrowings and Other liabilities.

Other financial assets and financial liabilities are measured at fair value on a nonrecurring basis, where the primary measurement basis is not fair value but where fair value is used in specific circumstances after initial recognition, such as to measure impairment.

In all cases, fair value is determined in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura’s principal market, or in the absence of the principal market, the most advantageous market for the relevant financial assets or financial liabilities.

Fair value is usually determined on an individual financial instrument basis consistent with the unit of account of the financial instrument. However, certain financial instruments managed on a portfolio basis are valued as a portfolio, namely based on the price that would be received to sell a net long position (i.e. a net financial asset) or transfer a net short position (i.e. a net financial liability) consistent with how market participants would price the net risk exposure at the measurement date.

Financial assets carried at fair value also include investments in certain funds where, as a practical expedient, fair value is determined on the basis of net asset value per share (“NAV per share”) if the NAV per share is calculated in accordance with certain industry standard principles.

Increases and decreases in the fair value of assets and liabilities will significantly impact Nomura’s position, performance, liquidity and capital resources. As explained below, valuation techniques applied contain inherent uncertainties and Nomura is unable to predict the accurate impact of future developments in the market. Where appropriate, Nomura uses economic hedging strategies to mitigate its risk, although these hedges are also subject to unpredictable movements in the market.

Valuation methodology for financial instruments carried at fair value on a recurring basis

The fair value of financial instruments is based on quoted market prices including market indices, broker or dealer quotations or an estimation by management of the expected exit price under current market conditions. Various financial instruments, including cash instruments and over-the-counter (“OTC”) contracts, have bid and offer prices that are observable in the market. These are measured at the point within the bid-offer range which best represents Nomura’s estimate of fair value. Where quoted market prices or broker or dealer quotations are not available, prices for similar instruments or valuation pricing models are considered in the determination of fair value.

Where quoted prices are available in active markets, no valuation adjustments are taken to modify the fair value of assets or liabilities marked using such prices. Other instruments may be measured using valuation techniques, such as valuation pricing models incorporating observable parameters, unobservable parameters or a combination of both. Valuation pricing models use parameters which would be considered by market participants in valuing similar financial instruments.

Valuation pricing models and their underlying assumptions impact the amount and timing of unrealized and realized gains and losses recognized, and the use of different valuation pricing models or underlying assumptions could produce different financial results. Valuation uncertainty results from a variety of factors, including the valuation technique or model selected, the quantitative assumptions used within the valuation model, the inputs into the model, as well as other factors. Valuation adjustments are used to reflect the assessment of this uncertainty. Common valuation adjustments include model reserves, credit adjustments, close-out adjustments, and other appropriate instrument-specific adjustments, such as those to reflect transfer or sale restrictions.

The level of adjustments is largely judgmental and is based on an assessment of the factors that management believe other market participants would use in determining the fair value of similar financial instruments. The type of adjustments taken, the methodology for the calculation of these adjustments, and the inputs for these calculations are reassessed periodically to reflect current market practice and the availability of new information.

For example, the fair value of certain financial instruments includes adjustments for credit risk; both with regards to counterparty credit risk on positions held and Nomura’s own creditworthiness on positions issued. Credit risk on financial assets is significantly mitigated by credit enhancements such as collateral and netting arrangements. Any net credit exposure is measured using available and applicable inputs for the relevant counterparty. The same approach is used to measure the credit exposure on Nomura’s financial liabilities as is used to measure counterparty credit risk on Nomura’s financial assets.

Such valuation pricing models are calibrated to the market on a regular basis and inputs used are adjusted for current market conditions and risks. The global risk management unit reviews pricing models and assesses model appropriateness and consistency independently of the front office. The model reviews consider a number of factors about a model’s suitability for valuation and sensitivity of a particular product. Valuation models are calibrated to the market on a periodic basis by comparison to observable market pricing, comparison with alternative models and analysis of risk profiles.

As explained above, any changes in fixed income, equity, foreign exchange and commodity markets can impact Nomura’s estimates of fair value in the future, potentially affecting trading gains and losses. Where financial contracts have longer maturity dates, Nomura’s estimates of fair value may involve greater subjectivity due to the lack of transparent market data.

Fair value hierarchy

All financial instruments measured at fair value, including those carried at fair value using the fair value option, have been categorized into a three-level hierarchy (“fair value hierarchy”) based on the transparency of valuation inputs used by Nomura to estimate fair value. A financial instrument is classified in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement of the financial instrument. The three levels of the fair value hierarchy are defined as follows, with Level 1 representing the most transparent inputs and Level 3 representing the least transparent inputs:

Level 1:

Unadjusted quoted prices for identical financial instruments in active markets accessible by Nomura at the measurement date.

Level 2:

Quoted prices in inactive markets or prices containing other inputs which are observable, either directly or indirectly. Valuation techniques using observable inputs reflect assumptions used by market participants in pricing financial instruments and are based on data obtained from independent market sources at the measurement date.

Level 3:

Unobservable inputs that are significant to the fair value measurement of the financial instrument. Valuation techniques using unobservable inputs reflect management’s assumptions about the estimates used by other market participants in valuing similar financial instruments. These valuation techniques are developed based on the best available information at the measurement date.

The availability of inputs observable in the market varies by product and can be affected by a variety of factors. Significant factors include, but are not restricted to the prevalence of similar products in the market, especially for customized products, how established the product is in the market, for example, whether it is a new product or is relatively mature, and the reliability of information provided in the market which would depend, for example, on the frequency and volume of current data. A period of significant change in the market may reduce the availability of observable data. Under such circumstances, financial instruments may be reclassified into a lower level in the fair value hierarchy.

Significant judgments used in determining the classification of financial instruments include the nature of the market in which the product would be traded, the underlying risks, the type and liquidity of market data inputs and the nature of observed transactions for similar instruments.

Where valuation models include the use of parameters which are less observable or unobservable in the market, significant management judgment is used in establishing fair value. The valuations for Level 3 financial instruments, therefore, involve a greater degree of judgment than those valuations for Level 1 or Level 2 financial instruments.

Certain criteria management use to determine whether a market is active or inactive include the number of transactions, the frequency that pricing is updated by other market participants, the variability of price quotes among market participants, and the amount of publicly available information.

The following tables present the amounts of Nomura’s financial instruments measured at fair value on a recurring basis as of March 31, 2012 and September 30, 2012 within the fair value hierarchy.

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2012
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥745	¥1,194	¥125	¥—	¥2,064
Private equity investments(3)	—	—	202	—	202
Japanese government securities	2,143	—	—	—	2,143
Japanese agency and municipal securities	—	151	10	—	161
Foreign government, agency and municipal securities	3,072	1,185	37	—	4,294
Bank and corporate debt securities and loans for trading purposes	—	1,276	62	—	1,338
Commercial mortgage-backed securities (“CMBS”)	—	135	8	—	143
Residential mortgage-backed securities (“RMBS”)	—	2,010	5	—	2,015
Mortgage and other mortgage-backed securities	—	1	91	—	92
Collateralized debt obligations (“CDO”) and other(4)	—	103	20	—	123
Investment trust funds and other	95	85	9	—	189

Total cash instruments	6,055	6,140	569	—	12,764

Derivative assets(5)
Equity contracts	584	937	82	—	1,603
Interest rate contracts	14	18,850	57	—	18,921
Credit contracts	0	1,650	214	—	1,864
Foreign exchange contracts	0	1,229	131	—	1,360
Commodity contracts	1	3	0	—	4
Netting	—	—	—	(22,392)	(22,392)

Total derivative assets	599	22,669	484	(22,392)	1,360

Subtotal	¥6,654	¥28,809	¥1,053	¥(22,392)	¥14,124

Loans and receivables(6)	—	447	11	—	458
Collateralized agreements(7)	—	752	—	—	752
Other assets
Non-trading debt securities	680	177	6	—	863
Other(3)	216	6	72	—	294

Total	¥7,550	¥30,191	¥1,142	¥(22,392)	¥16,491

Liabilities:
Trading liabilities
Equities	¥579	¥413	¥0	¥—	¥992
Japanese government securities	2,624	—	—	—	2,624
Foreign government, agency and municipal securities	1,800	490	—	—	2,290
Bank and corporate debt securities	—	233	1	—	234
Commercial mortgage-backed securities (“CMBS”)	—	1	—	—	1
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other(4)	—	0	—	—	0
Investment trust funds and other	43	3	—	—	46

Total cash instruments	5,046	1,140	1	—	6,187

Derivative liabilities(5)
Equity contracts	617	1,016	68	—	1,701
Interest rate contracts	12	18,708	96	—	18,816
Credit contracts	0	1,727	225	—	1,952
Foreign exchange contracts	0	1,297	113	—	1,410
Commodity contracts	1	4	0	—	5
Netting	—	—	—	(22,576)	(22,576)

Total derivative liabilities	630	22,752	502	(22,576)	1,308

Subtotal	¥5,676	¥23,892	¥503	¥(22,576)	¥7,495

Short-term borrowings(8)	—	153	0	—	153
Payables and deposits(9)	—	0	(0)	—	(0)
Collateralized financing(7)	—	307	—	—	307
Long-term borrowings(8)(10)(11)	154	1,549	(13)	—	1,690
Other liabilities(12)	93	4	—	—	97

Total	¥5,923	¥25,905	¥490	¥(22,576)	¥9,742

	Billions of yen
	September 30, 2012
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2012
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥969	¥817	¥121	¥—	¥1,907
Private equity investments(3)	—	—	188	—	188
Japanese government securities	3,100	—	—	—	3,100
Japanese agency and municipal securities	—	59	—	—	59
Foreign government, agency and municipal securities	2,694	1,241	49	—	3,984
Bank and corporate debt securities and loans for trading purposes	—	1,191	90	—	1,281
Commercial mortgage-backed securities (“CMBS”)	—	130	11	—	141
Residential mortgage-backed securities (“RMBS”)	—	2,115	5	—	2,120
Mortgage and other mortgage-backed securities	—	—	77	—	77
Collateralized debt obligations (“CDO”) and other(4)	—	106	11	—	117
Investment trust funds and other	233	29	10	—	272

Total cash instruments	6,996	5,688	562	—	13,246

Derivative assets(5)
Equity contracts	520	900	64	—	1,484
Interest rate contracts	15	20,112	163	—	20,290
Credit contracts	0	1,455	133	—	1,588
Foreign exchange contracts	—	1,122	16	—	1,138
Commodity contracts	0	1	0	—	1
Netting	—	—	—	(23,225)	(23,225)

Total derivative assets	535	23,590	376	(23,225)	1,276

Subtotal	¥7,531	¥29,278	¥938	¥(23,225)	¥14,522

Loans and receivables(6)	—	372	8	—	380
Collateralized agreements(7)	—	942	—	—	942
Other assets
Non-trading debt securities	365	451	4	—	820
Other(3)	355	11	81	—	447

Total	¥8,251	¥31,054	¥1,031	¥(23,225)	¥17,111

Liabilities:
Trading liabilities
Equities	¥804	¥50	¥0	¥—	¥854
Japanese government securities	2,111	—	—	—	2,111
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	1,986	346	—	—	2,332
Bank and corporate debt securities	—	207	0	—	207
Commercial mortgage-backed securities (“CMBS”)	—	2	—	—	2
Residential mortgage-backed securities (“RMBS”)	—	8	—	—	8
Investment trust funds and other	34	2	—	—	36

Total cash instruments	4,935	615	0	—	5,550

Derivative liabilities(5)
Equity contracts	590	981	49	—	1,620
Interest rate contracts	19	19,903	169	—	20,091
Credit contracts	0	1,566	135	—	1,701
Foreign exchange contracts	0	1,131	5	—	1,136
Commodity contracts	1	2	0	—	3
Netting	—	—	—	(23,297)	(23,297)

Total derivative liabilities	610	23,583	358	(23,297)	1,254

Subtotal	¥5,545	¥24,198	¥358	¥(23,297)	¥6,804

Short-term borrowings(8)	—	99	1	—	100
Payables and deposits(9)	—	0	(0)	—	(0)
Collateralized financing(7)	—	208	—	—	208
Long-term borrowings(8)(10)(11)	96	1,443	(14)	—	1,525
Other liabilities(12)	256	4	0	—	260

Total	¥5,897	¥25,952	¥345	¥(23,297)	¥8,897

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(6)	Includes loans for which the fair value option is elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
(8)	Includes structured notes for which the fair value option is elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option is elected.

Valuation techniques by major class of financial instrument

The valuation techniques used by Nomura to estimate fair value for major classes of financial instruments, together with the significant inputs which determine classification in the fair value hierarchy, are as follows:

Equities and equity securities reported within Other assets—Equities and equity securities reported within Other assets include direct holdings of both listed and unlisted equity securities, and fund investments. Listed equity securities are valued using quoted prices for identical securities from active markets where available. These valuations should be in line with market practice and therefore can be based on bid/offer prices as applicable or mid-market prices. Nomura determines whether the market is active depending on the sufficiency and frequency of trading activity. Where these securities are classified in Level 1 of the fair value hierarchy, no valuation adjustments are made to fair value. Listed equity securities traded in inactive markets are valued using the exchange price as adjusted to reflect liquidity and bid offer spreads and are classified in Level 2. Unlisted equity securities are valued using the same methodology as private equity investments described below and are usually classified as Level 3 because of the management judgment involved. As a practical expedient, fund investments are generally valued using NAV per share where available. Publicly traded mutual funds which are valued using a daily NAV per share are classified as Level 1. Investments in funds where Nomura has the ability to redeem its investment with the investee at NAV per share as of the balance sheet date or within the near term are classified as Level 2. Investments in funds where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified as Level 3. The Direct Capitalization Method (“DCM”) is used as a valuation technique for certain equity investments in real estate funds, with net operating income used as a measure of financial performance which is then applied to a capitalization rate dependent on the characteristics of the underlying real estate. Equity investments which are valued using DCM valuation techniques are generally classified as Level 3 since observable market capitalization rates are usually not available for identical or sufficiently similar real estate to that held within the real estate funds being valued. Nomura refined fair value measurement of investments in unlisted equity securities reported within Other assets during the six months ended September 30, 2012.

Private equity investments—The valuation of unlisted private equity investments requires significant management judgment because the investments, by their nature, have little or no price transparency. Private equity investments are initially carried at cost as an approximation of fair value. Adjustments to carrying value are made if there is third-party evidence of a change in value. Adjustments are also made, in the absence of third-party transactions, if it is determined that the expected exit price of the investment is different from carrying value. In reaching that determination, Nomura primarily uses either a discounted cash flow (“DCF”) valuation techniques which incorporates estimated future cash flows to be generated from the underlying investment, discounted at a weighted average cost of capital (“WACC”) or comparable market multiple valuation techniques such as Enterprise Value/earnings before interest, taxes, depreciation and amortization ratios, (“EV/EBITDA ratios”), Price/Earnings ratios (“PE ratios”), Price/Embedded Value ratios and other multiples based on relationships between numbers reported in the financial statements and the price of comparable companies. Where possible these valuations are compared with the operating cash flows and financial performance of the companies or properties relative to budgets or projections, price/earnings data for similar quoted companies, trends within sectors and/or regions and any specific rights or terms associated with the investment, such as conversion features and liquidation preferences. Private equity investments are generally classified as Level 3 since the valuation inputs such as those mentioned above are usually unobservable or there is significant uncertainty.

Government, agency and municipal securities—Japanese and other G7 government securities are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources. These securities are traded in active markets and therefore are classified within Level 1 of the fair value hierarchy. Non-G7 government securities, agency securities and municipal securities are valued using similar pricing sources but are generally classified as Level 2 as they are traded in markets that are not considered to be active. Certain non-G7 securities may be classified as Level 1 because they are traded in active markets. Certain securities may be classified as Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them as Level 2. These are valued using DCF valuation techniques which include unobservable inputs such as credit spreads of the issuer.

Bank and corporate debt securities—The fair value of bank and corporate debt securities is primarily determined using DCF valuation techniques but also using quoted market prices and recent market transactions of identical or similar debt securities, if available. The significant valuation inputs used for DCF valuations are yields, asset swap spreads and credit spreads of the issuer. Bank and corporate debt securities are generally classified in Level 2 because these valuation inputs are usually observable. Certain bank and corporate debt securities will be classified as Level 3 because they are traded infrequently and there is insufficient information from comparable securities to classify them as Level 2, or because credit spreads of the issuer used in DCF valuations are unobservable.

Commercial mortgage-backed securities (“CMBS”) and Residential mortgage-backed securities (“RMBS”)—The fair value of CMBS and RMBS is primarily determined using DCF valuation techniques but also using quoted market prices and recent market transactions of identical or similar securities, if available. The significant valuation inputs used for DCF valuations include yields, prepayment rates, default probabilities and loss severities. CMBS and RMBS are generally classified in Level 2 because these valuation inputs are observable. Certain CMBS and RMBS positions will be classified as Level 3 because they are traded infrequently and there is insufficient information from comparable securities to classify them as Level 2, or because one or more of the valuation inputs used in DCF valuations are unobservable.

Mortgage and other mortgage-backed securities—The fair value of other mortgage-backed securities is estimated using quoted market prices, recent market transactions or by reference to a comparable market index. Where all significant inputs are observable, the securities will be classified as Level 2. For certain securities, no direct pricing sources or comparable securities or indices may be available. These securities are valued using DCF or DCM valuation techniques and are classified as Level 3 as the valuation includes unobservable valuation inputs such as yields, prepayment rates, default probabilities, loss severities and capitalization rates.

Collateralized debt obligations (“CDO”) and other—CDOs are valued using internal models where quoted market prices do not exist. Key inputs used by the model include market spread data for each credit rating, prepayment rates, loss severities and default probabilities. Where all significant inputs are observable, the securities will be classified as Level 2. Since some of these inputs are unobservable, certain CDOs are classified as Level 3 where the unobservable inputs are significant.

Investment trust funds and other—Investment trust funds are generally valued using NAV per share. Publicly traded funds which are valued using a daily NAV per share are classified as Level 1. For funds that are not publicly traded but Nomura has the ability to redeem its investment with the investee at NAV per share on the balance sheet date or within the near term, the investments are classified as Level 2. Investments where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified as Level 3.

Derivatives—Exchange-traded derivatives are usually valued using unadjusted quoted market prices and are therefore classified as Level 1. Where exchange-traded derivatives are not valued at the exchange price due to timing differences, these are classified as Level 2. OTC derivatives are valued by internal models using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Valuation techniques include simple DCF techniques, Black-Scholes and Monte Carlo simulations. For OTC derivatives that trade in liquid markets, such as plain vanilla forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Derivatives that are valued using models with significant unobservable inputs such as correlation, long-dated volatility, credit curves or other unobservable inputs are classified within Level 3. Examples of derivatives classified as Level 3 by Nomura include exotic interest rate derivatives, exotic foreign exchange derivatives, exotic equity derivatives, exotic derivatives including a combination of interest rate, foreign exchange and equity risks and certain other transactions including long-dated or exotic credit derivatives. Valuation adjustments are recorded to model valuations which do not calibrate to market and consider all factors that would impact fair value including bid offer, liquidity and credit risk; both with regards to counterparty credit risk on derivative assets and Nomura’s own creditworthiness on derivative liabilities. During the year ended March 31, 2012, Nomura began using the Overnight Indexed Swap curve rather than the LIBOR curve to estimate the fair value of certain collateralized interest rate, credit and foreign exchange derivative contracts.

Loans—Loans carried at fair value either as trading assets or through election of the fair value option are valued primarily through internal models using similar inputs to corporate debt securities as quoted prices are usually not available. Where there are no significant inputs which are unobservable, loans are classified as Level 2. Certain loans, however, may be classified as Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them as Level 2.

Collateralized agreements and Collateralized financing—Resale and repurchase agreements carried at fair value through election of the fair value option are valued using DCF valuation techniques. Key inputs include expected future cash flows, interest rates and collateral funding spreads such as general collateral or special rates. Resale and repurchase agreements are generally classified in Level 2 of the fair value hierarchy as unobservable inputs are not significant. Where the unobservable inputs are significant, they will be classified in Level 3.

Non-trading debt securities—These are debt securities held by certain non-trading subsidiaries in the group and are valued and classified in the fair value hierarchy using the same valuation techniques used for other debt securities classified as government, agency and municipal securities and bank and corporate debt securities described above.

Short-term and long-term borrowings (“Structured notes”)—Structured notes are debt securities issued by Nomura which contain embedded features that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variables, such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or a more complex interest rate. The fair value of structured notes is estimated using a quoted price in an active market for the identical liability if available, and where not available, using a mixture of valuation techniques that use the quoted price of the identical liability when traded as an asset, quoted prices for similar liabilities, similar liabilities when traded as assets, and also the amount at the measurement date that Nomura would pay to transfer the identical liability or would receive if the identical liability is entered at the measurement date. The fair value of structured notes includes an adjustment to reflect Nomura’s own creditworthiness. This adjustment can differ depending on the market in which the structured note is issued and traded. Structured notes are generally classified in Level 2 of the fair value hierarchy as unobservable inputs are not significant. Where the unobservable inputs are significant, they will be classified in Level 3.

Long-term borrowings (“Secured financing transactions”)—Secured financing transactions are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 “Transfers and Servicing” (“ASC 860”) and therefore the transaction is accounted for as a secured borrowing. These liabilities are valued using the same valuation techniques that are applied to the transferred financial assets which remain on the consolidated balance sheets and are therefore classified in the same level in the fair value hierarchy as the transferred financial assets. These liabilities do not provide general recourse to Nomura and therefore no adjustment is made to reflect Nomura’s own creditworthiness.

Valuation processes

In order to ensure the appropriateness of any fair value measurement of a financial instrument used within the consolidated financial statements including those classified as Level 3 within the fair value hierarchy, Nomura operates a governance framework which mandates determination or validation of a fair value measurement by control and support functions independent of the trading businesses assuming the risk of the financial instrument. Such functions within Nomura with direct responsibility for either defining, implementing or maintaining valuation policies and procedures are as follows:

•

The Product Control Valuations Group (“PCVG”) within Nomura’s Finance Department has primary responsibility for determining and implementing valuation policies and procedures in connection with determination of fair value measurements. In particular, this group will ensure that valuation policies are documented for each type of financial instrument in accordance with U.S. GAAP. While it is the responsibility of market makers and investment professionals in our trading businesses to price our financial instruments, the PCVG are responsible for independently verifying or validating these prices. In the event of a difference in opinion or where the estimate of fair value requires judgment, the valuation used within the consolidated financial statements is made by senior managers independent of the trading businesses. The group reports to the Global Head of Product Control and ultimately to the Chief Financial Officer (“CFO”);

•

The Accounting Policy Group within Nomura’s Finance Department defines the group’s accounting policies and procedures in accordance with U.S. GAAP, including those associated with determination of fair value under ASC 820 and other relevant U.S. GAAP pronouncements. The group reports to the Global Head of Accounting Policy and ultimately to the CFO; and

•

The Global Model Validation Group (“MVG”) within Nomura’s Risk Management Department validates the appropriateness and consistency of pricing models used to determine fair value measurements independently of those who design and build the models. The group reports to the Global Head of Market and Quantitative Risk.

The fundamental components of this governance framework over valuation processes within Nomura particularly around Level 3 financial instruments are the procedures in place around independent price verification, pricing model validation and revenue substantiation.

Independent price verification processes

The key objective of the independent price verification processes within Nomura is to verify the appropriateness of fair value measurements applied to all financial instruments within Nomura. In applying these control processes, observable inputs are used whenever possible and when unobservable inputs are necessary, the processes seek to ensure the valuation technique and inputs are appropriate, reasonable and consistently applied.

The independent price verification processes aim to verify the fair value of all positions to external levels on a regular basis. The process will involve obtaining data such as trades, marks and prices from internal and external sources and examining the impact of marking the internal positions at the external prices. Margin disputes within the collateral process will also be investigated to determine if there is any impact on valuations.

Where third-party pricing information sourced from brokers, dealers and consensus pricing services is used as part of the price verification process, consideration is given as to whether that information reflects actual recent market transactions or prices at which transactions involving identical or similar financial instruments are currently executable. If such transactions or prices are not available, the financial instrument will generally be classified as Level 3.

Where there is a lack of observable market information around the inputs used in a fair value measurement then the PCVG and the MVG will assess the inputs used for reasonableness considering available information including comparable products, surfaces, curves and past trades. Additional valuation adjustments may be taken for the uncertainty in the inputs used, such as correlation and where appropriate trading desks may be asked to execute trades to evidence market levels.

Model review and validation

For more complex financial instruments pricing models are used to determine fair value measurements. The MVG performs an independent model approval process which incorporates a review of the model assumptions across a diverse set of parameters. Considerations include:

•	Scope of the model (different financial instruments may require different but consistent pricing approaches);

•	Mathematical and financial assumptions;

•	Full or partial independent benchmarking along with boundary and stability tests, numerical convergence, calibration quality and stability

•	Model integration within Nomura’s trading and risk systems;

•	Calculation of risk numbers and risk reporting; and

•	Hedging strategies/practical use of the model.

New models are reviewed and approved by the MVG. The frequency of subsequent reviews is generally based on the model risk rating and the materiality of usage of the model with more frequent review where warranted by market conditions.

Revenue substantiation

Nomura’s Product Control function also ensures adherence to Nomura’s valuation policies through daily and periodic analytical review of net revenues. This process involves substantiating revenue amounts through explanations and attribution of revenue sources based on the underlying factors such as interest rates, credit spreads, volatilities, foreign exchange rates etc. In combination with the independent price verification processes, this daily, weekly, monthly and quarterly review substantiates the revenues made while helping to identify and resolve potential booking, pricing or risk quantification issues.

Level 3 financial instruments

As described above, the valuation of Level 3 financial assets and liabilities is dependent on certain significant inputs which cannot be observed in the market. Common characteristics of an inactive market include a low number of transactions of the financial instrument, stale or non-current price quotes, price quotes that vary substantially either over time or among market makers, or little publicly released information.

If corroborative evidence is not available to value Level 3 financial instruments, fair value may be established using other equivalent products in the market. The level of correlation between the specific Level 3 financial instrument and the available benchmark instrument is considered as an unobservable parameter. Other techniques for determining an appropriate value for unobservable parameters may consider information such as consensus pricing data among certain market participants, historical trends, extrapolation from observable market data and other information Nomura would expect market participants to use in valuing similar instruments.

Use of reasonably possible alternative input assumptions to value Level 3 financial instruments will significantly influence fair value determination. Ultimately, the uncertainties described above about input assumptions imply that the fair value of Level 3 financial instruments is a judgmental estimate. The specific valuation for each instrument is based on management’s judgment of prevailing market conditions, in accordance with Nomura’s established valuation policies and procedures.

During the three months ended September 30, 2012, a lack of liquidity continues to persist in certain classes of financial instrument which have impacted the observability of certain inputs which are significant to Nomura’s financial instrument valuations. These inputs include those listed below.

Quantitative information regarding significant unobservable inputs and assumptions

The following tables present information about the significant unobservable inputs and assumptions used by Nomura for certain Level 3 financial instruments as of March 31, 2012 and September 30, 2012.

	March 31, 2012
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Unobservable inputs	Range of input values
Assets:
Trading assets and private equity investments
Equities	¥125	DCF	Credit spreads Liquidity discounts	6.5 – 7.5% 20.0 – 30.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	12.2 x 1.7 x 20.0%

		DCM	Capitalization rates	5.2 – 6.5%

Private equity investments	202	DCF	WACC Growth rates Operating margins Liquidity discounts	6.8 – 12.0% 0.0 – 2.0% 23.0% 0.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded values Liquidity discounts	4.3 – 12.6 x 12.9 x 0.5 – 0.7 x 0.5 x 0.0 – 50.0%

Japanese agency and municipal securities	10	DCF	Credit spreads	0.1%

Foreign government, agency and municipal securities	37	DCF	Credit spreads	0.6 – 17.0%

Bank and corporate debt securities and loans for trading purposes	62	DCF	Credit spreads	0.4 – 25.6%

Commercial mortgage-backed securities (“CMBS”)	8	DCF	Yields Prepayment rates Default probabilities Loss severities	3.0 – 24.5% 0.0 – 25.0% 0.0 – 60.0% 0.0 – 50.0%

Residential mortgage-backed securities (“RMBS”)	5	DCF	Yields Prepayment rates Default probabilities Loss severities	1.6 – 30.0% 1.0 – 5.0% 2.0 – 4.0% 20.0 – 40.0%

Mortgage and other mortgage-backed securities	91	DCF	Yields Default probabilities Loss severities	4.0 – 15.0% 24.0 – 65.0% 80.0 – 100.0%

		DCM	Capitalization rates	6.7 – 11.4%

Collateralized debt obligations (“CDO”) and other	20	DCF	Yields Prepayment rates Default probabilities Loss severities	12.0 – 30.0% 0.0 – 15.0% 1.5 – 3.0% 30.0 – 60.0%

Investment trust funds and other	9	DCF	Credit spreads Correlations	0.0 – 13.6% 0.50 – 0.70

Derivatives, net:
Equity contracts	14	Option models	Dividend yield Volatilities Correlations	0.1 – 13.5% 12.1 – 65.1% (0.95) – 0.94

Interest rate contracts	(39)	DCF	Forward FX rates Interest rates Volatilities Correlations	53.2 – 105.4 0.8 – 4.7% 5.5 – 121.0% (0.55) – 1.00

Credit contracts	(11)	DCF	Credit spreads Recovery rates Volatilities Correlations	1.3 – 1,912.4 bps 5.0 – 52.0% 10.0 – 75.0% 0.11 – 1.00

Foreign exchange contracts	18	Option models	Volatilities	10.0 – 18.5%

		DCF	Forward FX rates	2.5 – 11,052.0

Loans and receivables	11	DCF	Credit spreads	3.0 – 15.0%

Other assets
Non-trading debt securities	6	DCF	Credit spreads	0.6 – 2.0%

Other(1)	72	DCF	WACC	6.8 – 9.3%
			Growth rates	0.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	12.9x 0.5x 25.0%

Liabilities:
Long-term borrowings	¥(13)	DCF	Yields Prepayment rates Default probabilities Loss severities Volatilities Correlations	22.0 – 67.0% 15.0% 2.0 – 6.0% 30.0 – 60.0% 5.5 – 118.5% (0.76) – 1.00

	September 30, 2012
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Unobservable inputs	Range of input values
Assets:
Trading assets and private equity investments
Equities	¥121	DCF	Credit spreads Liquidity discounts	6.5 – 7.5% 20.0 – 30.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	14.7 x 2.0 x 30.0%

		DCM	Capitalization rates	5.2 – 6.5%

Private equity investments	188	DCF	WACC Growth rates Operating margins Liquidity discounts	7.2 – 12.0% 0.0 – 2.0% 24.0% 0.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded values Liquidity discounts	4.3 – 12.4 x 11.5 x 0.5 x 0.4 x 0.0 – 30.0%

Foreign government, agency and municipal securities	49	DCF	Credit spreads	0.0 – 9.2%

Bank and corporate debt securities and loans for trading purposes	90	DCF	Credit spreads Recovery rates	0.0 – 46.7% 3.5 – 9.0%

Commercial mortgage-backed securities (“CMBS”)	11	DCF	Yields Prepayment rates Default probabilities Loss severities	3.0 – 25.0% 0.0 – 10.0% 15.0 – 80.0% 0.0 – 75.0%

Residential mortgage-backed securities (“RMBS”)	5	DCF	Yields Prepayment rates Default probabilities Loss severities	0.5 – 17.1% 3.0 – 7.9% 3.0 – 10.0% 40.0 – 75.0%

Mortgage and other mortgage-backed securities	77	DCF	Yields Default probabilities Loss severities	4.0 – 15.0% 24.0 – 65.0% 80.0 – 100.0%

		DCM	Capitalization rates	6.7 – 8.8%

Collateralized debt obligations (“CDO”) and other	11	DCF	Yields Prepayment rates Default probabilities Loss severities	0.0 – 53.7% 0.0 – 15.0% 2.0 – 5.0% 30.0 – 70.0%

Investment trust funds and other	10	DCF	Credit spreads Correlations	0.1 – 23.0% 0.50 – 0.71

Derivatives, net:
Equity contracts	15	Option models	Dividend yield Volatilities Correlations	0.0 – 13.4% 1.2 – 63.2% (0.75) – 0.95

Interest rate contracts	(6)	DCF	Forward FX rates Interest rates Volatilities Correlations	54.8 – 107.0 0.6 – 3.7% 8.4 – 121.8% (0.56) – 0.99

Credit contracts	(2)	DCF	Credit spreads Recovery rates Volatilities Correlations	14.1 – 1,280.5 bps 15.0 – 50.0% 10.0 – 100.0% 0.22 – 1.00

Foreign exchange contracts	11	Option models	Volatilities	0.5 – 20.1%

		DCF	Forward FX rates	2.0 – 11,494.0

Loans and receivables	8	DCF	Credit spreads	3.0 – 7.8%

Other assets
Non-trading debt securities	4	DCF	Credit spreads	0.4%

Other(1)	81	DCF	WACC Growth rates Liquidity discounts	7.2 – 8.7% 0.0 – 1.0% 25.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	2.3 – 10.5 x 9.4 – 24.9 x 0.4 – 1.1 x 25.0 – 30.0%

Liabilities:
Long-term borrowings	¥(14)	DCF	Volatilities Correlations	8.4 – 121.8% (0.75) – 0.99

(1)	Valuation technique(s) and unobservable inputs represent those of equity securities reported with Other assets.

Sensitivity of fair value to changes in unobservable inputs

For each class of financial instrument described in the above table, changes in each of the significant unobservable inputs and assumptions used by Nomura will impact upon the determination of a fair value measurement for the financial instrument. The sensitivity of these Level 3 fair value measurements to changes in unobservable inputs and interrelationships between those inputs is described below:

•

Equities, Private equity investments and equity securities reported within Other assets—When using DCF valuation techniques to determine fair value, a significant increase (decrease) in credit spreads or liquidity discount in isolation would result in a significantly lower (higher) fair value measurement. Conversely, a significant increase (decrease) in operating margin or growth rate would result in a corresponding significantly higher (lower) fair value measurement. There is little interrelationship between these measures. When using market multiples to determine fair value, a significant increase (decrease) in the relevant multiples such as PE ratios, EV/EBITDA ratios, Price/Book ratios and Price/Embedded Value ratios in isolation would result in a higher (lower) fair value measurement. Conversely, a significant increase (decrease) in the liquidity discount applied to the holding in isolation would result in a significantly lower (higher) fair value measurement. Generally changes in assumptions around multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant. When using DCM, a significant increase (decrease) in the capitalization rate would result in a significantly lower (higher) fair value measurement.

•

Japanese agency and municipal securities, Foreign government, agency and municipal securities, Bank and corporate debt securities and loans for trading purposes, Loans and receivables and Non-trading debt securities—Significant increases (decreases) in the credit spreads used in a DCF valuation technique would result in a significantly lower (higher) fair value measurement.

•

Commercial mortgage-backed securities (“CMBS”), Residential mortgage-backed securities (“RMBS”), Mortgage and other mortgage-backed securities and Collateralized debt obligations (“CDO”) and other—Significant increases (decreases) in yields, prepayment rates, default probabilities and loss severities in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in default probabilities is accompanied by a directionally similar change loss severities and a directionally opposite change prepayment rates. When using DCM, a significant increase (decrease) in the capitalization rate would result in a significantly lower (higher) fair value measurement.

•

Investment trust funds and other—Significant increases (decreases) in credit spreads used in a DCF valuation technique would result in a significantly lower (higher) fair value measurement, while significant increases (decreases) in correlation would result in a significantly higher (lower ) fair value measurement.

•

Derivatives—Where Nomura is long the underlying risk of a derivative, significant increases (decreases) in the underlying of the derivative, such as interest rates, credit spreads or forward FX rates in isolation or significant decreases (increases) in dividend yields would result in a significantly higher (lower) fair value measurement. Where Nomura is short the underlying risk of a derivative, the impact of these changes would have a converse effect on the fair value measurements reported by Nomura. Where Nomura is long optionality, recovery rates or correlation, significant increases (decreases) in volatilities, recovery rates or correlation will generally result in a significantly higher (lower) fair value measurement. Where Nomura is short optionality, recovery rates or correlation, the impact of these changes would have a converse effect on the fair value measurements.

•

Long-term borrowings—Significant increases (decreases) in yields, prepayment rates, default probabilities and loss severities in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in default probabilities is accompanied by a directionally similar change in the assumption used for loss severities and a directionally opposite change in prepayment rates. Where Nomura is long optionality or correlation, significant increases (decreases) in volatilities or correlation will generally result in a significantly higher (lower) fair value measurement. Where Nomura is short optionality or correlation, the impact of these changes would have a converse effect on the fair value measurements.

Movements in Level 3 financial instruments

The following tables present gains and losses as well as increases and decreases of financial instruments measured at fair value on a recurring basis which Nomura classified as Level 3 for the six and three months ended September 30, 2011 and 2012. Financial instruments classified as Level 3 are often hedged with instruments within Level 1 or Level 2 of the fair value hierarchy. The gains or losses presented below do not reflect the offsetting gains or losses for these hedging instruments. Level 3 financial instruments are also measured using both observable and unobservable inputs. Fair value changes presented below, therefore, reflect realized and unrealized gains and losses resulting from movements in both observable and unobservable parameters.

For the three months ended September 30, 2012, gains and losses related to Level 3 assets did not have a material impact on Nomura’s liquidity and capital resources management.

The following tables in this note that relate to the six and three months ended September 30, 2011 are prepared in accordance with the disclosure requirements in effect prior to certain amendments to ASC 820 that Nomura adopted during the year ended March 31, 2012.

	Billions of yen
	Six months ended September 30, 2011
	Beginning balance as of six months ended September 30, 2011	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Net transfers into / (out of) Level 3(3)	Balance as of six months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥121	¥(11)	¥—	¥41	¥(11)	¥—	¥(4)	¥(2)	¥134
Private equity investments	289	(12)	—	1	(7)	—	(11)	—	260
Japanese agency and municipal securities	—	—	—	3	(3)	—	—	—	—
Foreign government, agency and municipal securities	23	3	—	124	(116)	—	—	(10)	24
Bank and corporate debt securities and loans for trading purposes	51	(2)	—	77	(69)	—	(2)	11	66
Commercial mortgage-backed securities (“CMBS”)	28	0	—	—	(21)	—	(1)	2	8
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	128	(1)	—	7	(23)	—	(0)	—	111
Collateralized debt obligations (“CDO”) and other	34	(0)	—	10	(11)	—	(1)	(13)	19
Investment trust funds and other	10	(0)	—	1	(2)	—	(0)	—	9

Total cash instruments	687	(23)	—	264	(263)	—	(19)	(11)	635

Derivatives, net(4)
Equity contracts	28	(8)	—	—	—	(11)	(1)	1	9
Interest rate contracts	11	6	—	—	—	(23)	(7)	(5)	(18)
Credit contracts	(55)	1	—	—	—	34	4	(6)	(22)
Foreign exchange contracts	2	19	—	—	—	(3)	(1)	0	17
Commodity contracts	(2)	(0)	—	—	—	(1)	(0)	2	(1)

Total derivatives, net	(16)	18	—	—	—	(4)	(5)	(8)	(15)

Subtotal	¥671	¥(5)	¥—	¥264	¥(263)	¥(4)	¥(24)	¥(19)	¥620

Loans and receivables	11	(0)	—	2	(5)	—	(1)	—	7
Other assets
Non-trading debt securities	0	0	(0)	7	—	—	(0)	—	7
Other	25	2	(0)	59	(8)	—	(0)	0	78

Total	¥707	¥(3)	¥(0)	¥332	¥(276)	¥(4)	¥(25)	¥(19)	¥712

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	(0)	—	(0)	—	—	—	—	1
Long-term borrowings	144	38	—	0	(116)	—	(15)	(41)	(66)

Total	¥146	¥38	¥—	¥15	¥(116)	¥—	¥(15)	¥(41)	¥(49)

	Billions of yen
	Six months ended September 30, 2012
	Beginning balance as of six months ended September 30, 2012	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2012
Assets:
Trading assets and private equity investments
Equities	¥125	¥0	¥—	¥10	¥(10)	¥—	¥(3)	¥4	¥(5)	¥121
Private equity investments	202	(6)	—	2	(3)	—	(7)	—	—	188
Japanese agency and municipal securities	10	0	—	1	(11)	—	—	—	(0)	—
Foreign government, agency and municipal securities	37	7	—	308	(321)	—	—	23	(5)	49
Bank and corporate debt securities and loans for trading purposes	62	1	—	156	(137)	—	(2)	39	(29)	90
Commercial mortgage-backed securities (“CMBS”)	8	2	—	6	(3)	—	(0)	4	(6)	11
Residential mortgage-backed securities (“RMBS”)	5	0	—	18	(18)	—	(0)	1	(1)	5
Mortgage and other mortgage-backed securities	91	(0)	—	—	(13)	—	(1)	—	—	77
Collateralized debt obligations (“CDO”) and other	20	(1)	—	5	(11)	—	(1)	2	(3)	11
Investment trust funds and other	9	(0)	—	1	(0)	—	(0)	0	(0)	10

Total cash instruments	569	3	—	507	(527)	—	(14)	73	(49)	562

Derivatives, net(4)
Equity contracts	14	(1)	—	—	—	2	(0)	(6)	6	15
Interest rate contracts	(39)	(13)	—	—	—	12	(2)	35	1	(6)
Credit contracts	(11)	(7)	—	—	—	9	(0)	1	6	(2)
Foreign exchange contracts	18	(1)	—	—	—	2	(0)	5	(13)	11
Commodity contracts	(0)	0	—	—	—	(0)	(0)	0	—	(0)

Total derivatives, net	(18)	(22)	—	—	—	25	(2)	35	(0)	18

Subtotal	¥551	¥(19)	¥—	¥507	¥(527)	¥25	¥(16)	¥108	¥(49)	¥580

Loans and receivables	11	1	—	0	(1)	—	(0)	—	(3)	8
Other assets
Non-trading debt securities	6	(0)	0	—	(2)	—	(0)	—	—	4
Other(5)	72	16	(0)	0	(7)	—	(0)	0	(0)	81

Total	¥640	¥(2)	¥(0)	¥507	¥(537)	¥25	¥(16)	¥108	¥(52)	¥673

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥—	¥(0)	¥—	¥(0)	¥0	¥—	¥0
Bank and corporate debt securities	1	(0)	—	0	(1)	—	(0)	—	—	0

Subtotal	¥1	¥(0)	¥—	¥0	¥(1)	¥—	¥(0)	¥0	¥—	¥0

Short-term borrowings	0	0	—	1	0	—	0	1	(1)	1
Payables and deposits	(0)	0	—	(0)	(0)	—	—	—	—	(0)
Long-term borrowings	(13)	14	—	32	(46)	—	(2)	42	(13)	(14)
Other liabilities	—	0	—	0	(0)	—	(0)	—	—	0

Total	¥(12)	¥14	¥—	¥33	¥(47)	¥—	¥(2)	¥43	¥(14)	¥(13)

	Billions of yen
	Three months ended September 30, 2011
	Beginning balance as of three months ended September 30, 2011	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Net transfers into / (out of) Level 3(3)	Balance as of three months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥149	¥(10)	¥—	¥4	¥(5)	¥—	¥(3)	¥(1)	¥134
Private equity investments	280	(6)	—	1	(8)	—	(7)	—	260
Japanese agency and municipal securities	—	—	—	1	(1)	—	—	—	—
Foreign government, agency and municipal securities	18	1	—	71	(61)	—	—	(5)	24
Bank and corporate debt securities and loans for trading purposes	54	(4)	—	39	(31)	—	(1)	9	66
Commercial mortgage-backed securities (“CMBS”)	10	(0)	—	—	(3)	—	(0)	1	8
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	—	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	118	0	—	7	(14)	—	(0)	—	111
Collateralized debt obligations (“CDO”) and other	18	(1)	—	6	(7)	—	(1)	4	19
Investment trust funds and other	10	(1)	—	0	(0)	—	(0)	—	9

Total cash instruments	660	(21)	—	129	(130)	—	(12)	9	635

Derivatives, net(4)
Equity contracts	22	(9)	—	—	—	(3)	(1)	0	9
Interest rate contracts	16	(7)	—	—	—	(6)	(4)	(17)	(18)
Credit contracts	(44)	8	—	—	—	18	2	(6)	(22)
Foreign exchange contracts	6	15	—	—	—	(2)	(1)	(1)	17
Commodity contracts	0	(0)	—	—	—	(1)	(0)	—	(1)

Total derivatives, net	0	7	—	—	—	6	(4)	(24)	(15)

Subtotal	¥660	¥(14)	¥—	¥129	¥(130)	¥6	¥(16)	¥(15)	¥620

Loans and receivables	9	0	—	—	(1)	—	(1)	—	7
Other assets
Non-trading debt securities	7	0	(0)	—	—	—	(0)	—	7
Other	77	1	(0)	1	(1)	—	(0)	—	78

Total	¥753	¥(13)	¥(0)	¥130	¥(132)	¥6	¥(17)	¥(15)	¥712

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	0	—	(0)	—	—	—	—	1
Long-term borrowings	82	36	—	3	(91)	—	(9)	(15)	(66)

Total	¥84	¥36	¥—	¥18	¥(91)	¥—	¥(9)	¥(15)	¥(49)

	Billions of yen
	Three months ended September 30, 2012
	Beginning balance as of three months ended September 30, 2012	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2012
Assets:
Trading assets and private equity investments
Equities	¥118	¥0	¥—	¥6	¥(2)	¥—	¥(1)	¥3	¥(3)	¥121
Private equity investments	189	3	—	0	(2)	—	(2)	—	—	188
Foreign government, agency and municipal securities	47	4	—	127	(133)	—	—	6	(2)	49
Bank and corporate debt securities and loans for trading purposes	67	2	—	118	(96)	—	(1)	11	(11)	90
Commercial mortgage-backed securities (“CMBS”)	9	2	—	5	(2)	—	(0)	0	(3)	11
Residential mortgage-backed securities (“RMBS”)	21	0	—	1	(17)	—	(0)	1	(1)	5
Mortgage and other mortgage-backed securities	91	(1)	—	—	(13)	—	(0)	—	—	77
Collateralized debt obligations (“CDO”) and other	19	(1)	—	3	(9)	—	(0)	1	(2)	11
Investment trust funds and other	10	(1)	—	1	(0)	—	0	—	(0)	10

Total cash instruments	571	8	—	261	(274)	—	(4)	22	(22)	562

Derivatives, net(4)
Equity contracts	6	2	—	—	—	1	(0)	(4)	10	15
Interest rate contracts	(53)	(1)	—	—	—	13	(1)	32	4	(6)
Credit contracts	0	18	—	—	—	(18)	(1)	1	(2)	(2)
Foreign exchange contracts	7	(0)	—	—	—	1	(0)	5	(2)	11
Commodity contracts	(0)	0	—	—	—	(0)	(0)	0	—	(0)

Total derivatives, net	(40)	19	—	—	—	(3)	(2)	34	10	18

Subtotal	¥531	¥27	¥—	¥261	¥(274)	¥(3)	¥(6)	¥56	¥(12)	¥580

Loans and receivables	11	(0)	—	0	(0)	—	(0)	—	(3)	8
Other assets
Non-trading debt securities	4	(0)	0	—	—	—	0	—	—	4
Other(5)	67	17	(0)	0	(3)	—	(0)	0	—	81

Total	¥613	¥44	¥(0)	¥261	¥(277)	¥(3)	¥(6)	¥56	¥(15)	¥673

Liabilities:
Trading liabilities
Equities	¥—	¥—	¥—	¥—	¥—	¥—	¥(0)	¥0	¥—	¥0
Bank and corporate debt securities	0	(0)	—	—	(0)	—	(0)	—	—	0

Subtotal	¥0	¥(0)	¥—	¥—	¥(0)	¥—	¥(0)	¥0	¥—	¥0

Short-term borrowings	2	0	—	0	(0)	—	0	0	(1)	1
Payables and deposits	(0)	0	—	(0)	(0)	—	—	—	—	(0)
Long-term borrowings	(36)	(1)	—	29	(4)	—	(0)	6	(10)	(14)
Other liabilities	0	(0)	—	—	(0)	—	(0)	—	—	0

Total	¥(34)	¥(1)	¥—	¥29	¥(4)	¥—	¥(0)	¥6	¥(11)	¥(13)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers into / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(5)	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.

Unrealized gains and losses recognized for Level 3 financial instruments
The following tables present the amounts of unrealized gains (losses) for the six and three months ended September 30, 2011 and 2012, relating to those financial instruments which Nomura classified as Level 3 within the fair value hierarchy and that were still held by Nomura at the relevant consolidated balance sheet date:

	Billions of yen
	Six months ended September 30
	2011	2012
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(8)	¥(0)
Private equity investments	(9)	(4)
Japanese agency and municipal securities	(0)	—
Foreign government, agency and municipal securities	0	(0)
Bank and corporate debt securities and loans for trading purposes	(4)	1
Commercial mortgage-backed securities (“CMBS”)	0	1
Residential mortgage-backed securities (“RMBS”)	(0)	1
Mortgage and other mortgage-backed securities	(2)	(1)
Collateralized debt obligations (“CDO”) and other	(1)	(0)
Investment trust funds and other	0	(0)

Total cash instruments	(24)	(2)

Derivatives, net(2)
Equity contracts	(8)	7
Interest rate contracts	9	(12)
Credit contracts	10	1
Foreign exchange contracts	17	4
Commodity contracts	(0)	0

Total derivatives, net	28	0

Subtotal	¥4	¥(2)

Loans and receivables	(1)	(0)
Other assets
Non-trading debt securities	0	(0)
Other(3)	1	15

Total	¥4	¥13

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	¥(0)

Subtotal	¥0	¥(0)

Short-term borrowings	0	0
Payables and deposits	(0)	0
Long-term borrowings	29	3

Total	¥29	¥3

	Billions of yen
	Three months ended September 30
	2011	2012
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(8)	¥(0)
Private equity investments	(6)	2
Japanese agency and municipal securities	(0)	—
Foreign government, agency and municipal securities	0	(0)
Bank and corporate debt securities and loans for trading purposes	(4)	(0)
Commercial mortgage-backed securities (“CMBS”)	(0)	1
Residential mortgage-backed securities (“RMBS”)	(0)	0
Mortgage and other mortgage-backed securities	0	(1)
Collateralized debt obligations (“CDO”) and other	(1)	(1)
Investment trust funds and other	(1)	(1)

Total cash instruments	(20)	0

Derivatives, net(2)
Equity contracts	(10)	4
Interest rate contracts	(2)	(6)
Credit contracts	13	25
Foreign exchange contracts	15	0
Commodity contracts	(0)	0

Total derivatives, net	16	23

Subtotal	¥(4)	¥23

Loans and receivables	(0)	(0)
Other assets
Non-trading debt securities	0	(0)
Other(3)	1	15

Total	¥(3)	¥38

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	¥(0)

Subtotal	¥0	¥(0)

Short-term borrowings	0	0
Payables and deposits	0	0
Long-term borrowings	36	(1)

Total	¥36	¥(1)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(3)	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.

Transfers between levels of the fair value hierarchy

Nomura assumes that all transfers of financial instruments from one level to another level within the fair value hierarchy occur at the beginning of the relevant quarter in which the transfer takes place. Amounts reported below therefore represent the fair value of the financial instruments at the beginning of the relevant quarter when the transfer was made.

Transfers between Level 1 and Level 2

For the six and three months ended September 30, 2011, there were no significant amount of transfers between Level 1 and Level 2.

For the six months ended September 30, 2012, a total of ¥281 billion of financial assets (excluding derivative assets) were transferred from Level 1 to Level 2. This comprised primarily ¥249 billion of debt securities reported within Other assets—Non-trading debt securities which were transferred because the observable markets in which these instruments are traded became inactive. This also comprised ¥22 billion of equities reported within Trading assets and private equity investments—Equities and ¥6 billion of equity securities reported within Other assets—Other which were transferred because the observable markets in which these instruments are traded became inactive. During the same period, a total of ¥10 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 1 to Level 2. This also comprised primarily ¥10 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became inactive.

For the three months ended September 30, 2012, a total of ¥13 billion of financial assets (excluding derivative assets) were transferred from Level 1 to Level 2. This comprised primarily ¥6 billion of equities reported within Trading assets and private equity investments—Equities and ¥5 billion of equity securities reported within Other assets—Other which were transferred because the observable markets in which these instruments are traded became inactive. During the same period, a total of ¥4 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 1 to Level 2. This also comprised primarily ¥4 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became inactive.

For the six months ended September 30, 2012, a total of ¥329 billion of financial assets (excluding derivative assets) were transferred from Level 2 to Level 1. This comprised primarily ¥324 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became active. During the same period, a total of ¥371 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 2 to Level 1. This also comprised primarily ¥370 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became active.

For the three months ended September 30, 2012, a total of ¥136 billion of financial assets (excluding derivative assets) were transferred from Level 2 to Level 1. This comprised primarily ¥134 billion of equities reported within Trading assets and private equity investments—Equities which were transferred because the observable markets in which these instruments are traded became active. During the same period, a total of ¥100 billion of financial liabilities (excluding derivative liabilities) were transferred from Level 2 to Level 1. This also comprised primarily ¥98 billion of short sales of equities reported within Trading liabilities which were transferred because the observable markets in which these instruments were traded became active.

Transfers out of Level 3

For the six and three months ended September 30, 2011, there were no significant amount of transfers out of Level 3.

For the six months ended September 30, 2012, a total of ¥52 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥29 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities and loans, which were transferred because certain credit spreads became observable. This also comprised primarily ¥6 billion of CMBS which were transferred because certain yields, prepayment rates, default probabilities and loss severities became observable, ¥5 billion of equities were transferred because certain credit spreads and liquidity discounts became observable and ¥5 billion of Foreign government, agency and municipal securities were transferred because certain credit spreads became observable. During the same period, a total of ¥14 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥13 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatilities and correlations became observable.

Transferred out of Level 3 about net derivative contracts comprised primarily ¥13 billion of foreign exchange contracts which were transferred because certain volatilities and forward FX rates became observable, ¥ (6) billion of equity contracts which were transferred because certain dividend yield, volatilities and correlations became observable and ¥ (6) billion of credit contracts which were transferred because certain credit spreads, recovery rates, volatilities and correlations became observable.

For the three months ended September 30, 2012, a total of ¥25 billion of financial assets (excluding derivative assets) were transferred out of Level 3. This comprised primarily ¥11 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities and loans, which were transferred because certain credit spreads became observable. During the same period, a total of ¥11 billion of financial liabilities (excluding derivative liabilities) were transferred out of Level 3. This comprised primarily ¥10 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatilities and correlations became observable.

A total of ¥(10) billion of net derivative contracts were also transferred out of Level 3. This comprised primarily ¥(10) billion of equity contracts which were transferred because certain dividend yield, volatilities and correlations became observable.

Transfers into Level 3

For the six and three months ended September 30, 2011, there were no significant amount of transfers into Level 3.

For the six months ended September 30, 2012, a total of ¥73 billion of financial assets (excluding derivative assets) were transferred into Level 3. This comprised primarily ¥39 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities and loans, which were transferred because certain credit spreads became unobservable. This also comprised primarily ¥23 billion of Foreign government, agency and municipal securities which were transferred because certain credit spreads became unobservable. The amount of gains and losses on these transfer reported in Bank and corporate debt securities and loans for trading purposes and Foreign government, agency and municipal securities which were recognized in the quarter when the transfer into Level 3 occurred were not significant. During the same period, a total of ¥43 billion of financial liabilities (excluding derivative liabilities) were transferred into Level 3. This comprised primarily ¥42 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatilities and correlations became unobservable. The amount of gains and losses on these transfer reported in Long-term borrowings which were recognized in the quarter when the transfer into Level 3 occurred were not significant.

A total of ¥35 billion of net derivative contracts were also transferred into Level 3. This comprised ¥35 billion of interest rate contracts which were transferred because certain forward FX rates, interest rates, volatilities and correlations became unobservable. Also, ¥(6) billion of equity contracts which were transferred because certain dividend yield, volatilities and correlations became unobservable and ¥5 billion of foreign exchange contracts which were transferred because certain volatilities and forward FX rates became unobservable. Losses on the interest rate contracts which were recognized in the quarter which the transfer into Level 3 occurred were ¥6 billion. The amount of gains and losses on the equity contracts and foreign exchange contracts which were recognized in the quarter when the transfer into Level 3 occurred were not significant.

For the three months ended September 30, 2012, a total of ¥22 billion of financial assets (excluding derivative assets) were transferred into Level 3. This comprised primarily ¥11 billion of Bank and corporate debt securities and loans for trading purposes, principally debt securities and loans, which were transferred because certain credit spreads became unobservable. This also comprised primarily ¥6 billion of Foreign government, agency and municipal securities which were transferred because certain credit spreads became unobservable. The amount of gains and losses on these transfer reported in Bank and corporate debt securities and loans for trading purposes and Foreign government, agency and municipal securities which were recognized in the quarter when the transfer into Level 3 occurred were not significant. During the same period, a total of ¥6 billion of financial liabilities (excluding derivative liabilities) were transferred into Level 3. This comprised primarily ¥6 billion of Long-term borrowings, principally structured notes, which were transferred because certain volatilities and correlations became unobservable. The amount of gains and losses on these transfer reported in Long-term borrowings which were recognized in the quarter when the transfer into Level 3 occurred were not significant.

A total of ¥34 billion of net derivative contracts were also transferred into Level 3. This comprised ¥32 billion of interest rate contracts which were transferred because certain forward FX rates, interest rates, volatilities and correlations became unobservable and ¥5 billion of foreign exchange contracts which were transferred because certain volatilities and forward FX rates became unobservable. Losses on the interest rate contracts which were recognized in the quarter when the transfer into Level 3 occurred were ¥6 billion. The amount of gains and losses on the foreign exchange contracts which were recognized in the quarter when the transfer into Level 3 occurred were not significant.

Investments in investment funds that calculate NAV per share

In the normal course of business, Nomura invests in non-consolidated funds which meet the definition of investment companies or are similar in nature and which do not have readily determinable fair values. For certain of these investments, Nomura uses NAV per share as the basis for valuation as a practical expedient. Some of these investments are redeemable at different amounts from NAV per share.

The following tables present information on these investments where NAV per share is calculated or disclosed as of March 31, 2012 and September 30, 2012. Investments are presented by major category relevant to the nature of Nomura’s business and risks.

	Billions of yen
	March 31, 2012
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥109	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	61	12	Quarterly	30 days
Real estate funds	11	15	—	—

Total	¥185	¥28

	Billions of yen
	September 30, 2012
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥63	¥14	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	58	8	Quarterly	30 days
Real estate funds	11	—	—	—

Total	¥136	¥23

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The range in notice period required to be provided before redemption is possible.

Hedge funds:

These investments include funds of funds that invest in multiple asset classes. Nomura has developed the business of issuing structured notes linked to hedge funds. As a result, most of the risks are transferred as pass-through. The fair values of these investments are estimated using the NAV per share of the investments. Although most of these funds can be redeemed within six months, certain funds cannot be redeemed within six months due to contractual, liquidity or gating issues. The redemption period cannot be estimated for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.

Venture capital funds:

These investments include primarily start-up funds. The fair values of these investments in this category are estimated using the NAV per share of the investments. Most of these funds cannot be redeemed within six months. The redemption period cannot be estimated for certain suspended or liquidating funds. These investments contain restrictions against transfers of the investments to third parties.

Private equity funds:

These investments are made mainly in various sectors in Europe, United States and Japan. The fair values of these investments in this category are estimated using the NAV per share. Redemption is restricted for most of these investments. Some of these investments contain restrictions against transfers of the investments to third parties.

Real estate funds:

These are investments in commercial and other types of real estate. The fair values of these investments in this category are estimated using the NAV per share of the investments. Redemption is restricted for most of these investments. These investments contain restrictions against transfers of the investments to third parties.

Fair value option for financial assets and financial liabilities

Nomura carries certain eligible financial assets and liabilities at fair value through the election of the fair value option permitted by ASC 815 “Derivatives and Hedging” (“ASC 815”) and ASC 825 “Financial Instruments”. When Nomura elects the fair value option for an eligible item, changes in that item’s fair value are recognized through earnings. Election of the fair value option is generally irrevocable unless an event that gives rise to a new basis of accounting for that instrument occurs.

The financial assets and financial liabilities primarily elected for the fair value option by Nomura, and the reasons for the election, are as follows:

•

Equity method investments reported within Trading assets and private equity investments held for capital appreciation or current income purposes which Nomura generally has an intention to exit rather than hold indefinitely. Nomura elects the fair value option to more appropriately represent the purpose of these investments in the consolidated financial statements.

•

Loans reported within Loans and receivables which are risk managed on a fair value basis and loan commitments related to loans receivable for which the fair value option will be elected upon funding. Nomura elects the fair value option to mitigate volatility through earnings caused by the difference in measurement basis that otherwise would arise between loans and the derivatives used to risk manage those instruments.

•

Resale and repurchase agreements reported within Collateralized agreements and Collateralized financing which are risk managed on a fair value basis. Nomura elects the fair value option to mitigate volatility through earnings caused by the difference in measurement basis that otherwise would arise between the resale and repurchase agreements and the derivatives used to risk manage those instruments.

•

All structured notes issued on or after April 1, 2008 reported within Short-term borrowings and Long-term borrowings. Nomura elects the fair value option for those structured notes primarily to mitigate the volatility through earnings caused by differences in the measurement basis for structured notes and the derivatives Nomura uses to risk manage those positions. Nomura also elects the fair value option for certain notes issued by consolidated variable interest entities (“VIEs”) for the same purpose and for certain structured notes issued prior to April 1, 2008.

•

Financial liabilities reported within Long-term borrowings recognized in transactions which are accounted for as secured financing transactions under ASC 860. Nomura elects the fair value option for these financial liabilities to mitigate volatility through earnings that otherwise would arise had this election not been made. Even though Nomura usually has little or no continuing economic exposure to the transferred financial assets, they remain on the consolidated balance sheets and continue to be carried at fair value, with changes in fair value recognized through earnings.

Interest and dividends arising from financial instruments for which the fair value option has been elected are recognized within Interest and dividends, Interest expense or Net gain on trading.

The following tables present gains (losses) due to changes in fair value for financial instruments measured at fair value using the fair value option for the six and three months ended September 30, 2011 and 2012.

	Billions of yen
	Six months ended September 30
	2011	2012
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥1	¥1
Private equity investments	(6)	(5)
Loans and receivables	8	14
Collateralized agreements(3)	4	(2)
Other assets(2)	(0)	0

Total	¥7	¥8

Liabilities:
Short-term borrowings(4)	¥1	¥8
Collateralized financing(3)	(0)	(0)
Long-term borrowings(4)(5)	95	31
Other liabilities(6)	—	0

Total	¥96	¥39

	Billions of yen
	Three months ended September 30
	2011	2012
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥1	¥1
Private equity investments	0	0
Loans and receivables	8	14
Collateralized agreements(3)	1	0
Other assets(2)	0	0

Total	¥10	¥15

Liabilities:
Short-term borrowings(4)	¥0	¥4
Collateralized financing(3)	0	(0)
Long-term borrowings(4)(5)	86	12
Other liabilities(6)	—	0

Total	¥86	¥16

(1)	Includes gains and losses reported primarily within Net gain on trading and Gain (loss) on private equity investments in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes resale and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes loan commitments.

In the common stock of Ashikaga Holdings Co., Ltd., Nomura elected to apply the fair value option for its 47.0% investment. This investment is reported within Trading assets and private equity investments—Private equity investments and Other assets—Other in the consolidated balance sheets.

Nomura calculates the impact of changes in its own creditworthiness on certain financial liabilities for which the fair value option is elected by DCF valuation techniques at a rate which incorporates observable changes in its credit spread. Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness were ¥10 billion for the six months ended September 30, 2011, mainly due to the widening of Nomura’s credit spread. Losses from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in Nomura’s creditworthiness, were ¥6 billion for the six months ended September 30, 2012, mainly because of the tightening of Nomura’s credit spread.

Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness were ¥15 billion for the three months ended September 30, 2011, mainly due to the widening of Nomura’s credit spread. Losses from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in Nomura’s creditworthiness, were ¥5 billion for the three months ended September 30, 2012, mainly because of the tightening of Nomura’s credit spread.

There was no significant impact on financial assets for which the fair value option was elected attributable to instrument-specific credit risk.

As of March 31, 2012, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected was ¥1 billion more than the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥13 billion less than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due.

As of September 30, 2012, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected was ¥1 billion more than the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥3 billion more than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due.

Concentrations of credit risk

Concentrations of credit risk may arise from trading, securities financing transactions and underwriting activities, and may be impacted by changes in political or economic factors. Nomura has credit risk concentrations on bonds issued by the Japanese Government, U.S. Government, Governments within the European Union (“EU”), their states and municipalities, and their agencies. These concentrations generally arise from taking trading securities positions and are reported within Trading assets in the consolidated balance sheets. Government, agency and municipal securities, including Securities pledged as collateral, represented 18% of total assets as of March 31, 2012 and 20% as of September 30, 2012.

The following tables present geographic allocations of Nomura’s trading assets related to government, agency and municipal securities. See Note 3. “Derivative instruments and hedging activities” for further information regarding the concentration of credit risk for derivatives.

	Billions of yen
	March 31, 2012
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,304	¥1,319	¥2,527	¥448	¥6,598

	Billions of yen
	September 30, 2012
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥3,159	¥1,219	¥2,304	¥461	¥7,143

(1)	Other than above, there were ¥640 billion and ¥621 billion of government, agency and municipal securities in Other assets—Non-trading debt securities as of March 31, 2012 and September 30, 2012, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.

Estimated fair value of financial instruments not carried at fair value

Certain financial instruments are not carried at fair value on a recurring basis in the consolidated balance sheets since they are neither held for trading purposes nor are elected for the fair value option. These are typically carried at contractual amounts due or amortized cost.

The carrying value of the majority of the financial instruments detailed below will approximate fair value since they are short-term in nature and contain minimal credit risk. These financial instruments include financial assets reported within Cash and cash equivalents, Time deposits, Deposits with stock exchanges and other segregated cash, Receivables from customers, Receivables from other than customers, Securities purchased under agreements to resell and Securities borrowed and financial liabilities reported within Short-term borrowings, Payables to customers, Payables to other than customers, Deposits received at banks, Securities sold under agreements to repurchase, Securities loaned and Other secured borrowings in the consolidated balance sheets. These would be generally classified as either Level 1 or Level 2 within the fair value hierarchy.

The estimated fair values of other financial instruments which are longer-term in nature or may contain more than minimal credit risk may be different to their carrying value. Financial assets of this type primarily include certain loans which are reported within Loans receivable while financial liabilities primarily include long-term borrowings which are reported within Long-term borrowings. The estimated fair value of loans receivable which are not elected for the fair value option is estimated in the same way as other loans carried at fair value on a recurring basis. Where quoted market prices are available, such market prices are utilized to estimate fair value. The fair value of long-term borrowings which are not elected for the fair value option is estimated in the same way as other borrowings carried at fair value on a recurring basis using quoted market prices where available or by DCF valuation techniques. All of these financial assets and financial liabilities would be generally classified as Level 2 or Level 3 within the fair value hierarchy using the same methodology as is applied to these instruments when they are elected for the fair value option.

The following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument of which a portion of the ending balance was carried at fair value.

	Billions of yen
	March 31, 2012(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,071	¥1,071	¥1,071	¥—	¥—
Time deposits	653	653	—	653	—
Deposits with stock exchanges and other segregated cash	230	230	—	230	—
Loans receivable(2)	1,290	1,286	—	1,031	255
Securities purchased under agreements to resell	7,663	7,663	—	7,663	—
Securities borrowed	6,080	6,080	—	6,080	—

Total Assets	¥16,987	¥16,983	¥1,071	¥15,657	¥255

Liabilities:
Short-term borrowings	¥1,186	¥1,186	¥—	¥1,186	¥0
Deposits received at banks	905	905	—	905	—
Securities sold under agreements to repurchase	9,928	9,928	—	9,928	—
Securities loaned	1,700	1,700	—	1,700	—
Long-term borrowings	8,505	8,242	154	8,084	4

Total Liabilities	¥22,224	¥21,961	¥154	¥21,803	¥4

	Billions of yen
	September 30, 2012(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥717	¥717	¥717	¥—	¥—
Time deposits	404	404	—	404	—
Deposits with stock exchanges and other segregated cash	190	190	—	190	—
Loans receivable(2)	1,225	1,228	—	998	230
Securities purchased under agreements to resell	7,865	7,865	—	7,865	—
Securities borrowed	5,204	5,204	—	5,204	—

Total Assets	¥15,605	¥15,608	¥717	¥14,661	¥230

Liabilities:
Short-term borrowings	¥866	¥866	¥—	¥865	¥1
Deposits received at banks	921	921	—	921	(0)
Securities sold under agreements to repurchase	10,998	10,998	—	10,998	—
Securities loaned	2,129	2,129	—	2,129	—
Long-term borrowings	8,087	7,820	96	7,738	(14)

Total Liabilities	¥23,001	¥22,734	¥96	¥22,651	¥(13)

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting allowance for loan losses.

Assets and liabilities measured at fair value on a nonrecurring basis

In addition to financial instruments carried at fair value on a recurring basis, Nomura also measures other financial and nonfinancial assets and liabilities at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition such as to measure impairment.

As of March 31, 2012, certain land and buildings were measured at fair value on a nonrecurring basis. The carrying amount of these assets, which are reported within Other assets—Office buildings, land, equipment and facilities in the consolidated balance sheets, were written down to their fair value of ¥17 billion as a result of impairment. Fair value was determined based on internal appraisal value and consequently, this nonrecurring fair value measurement has been determined using valuation inputs which would be classified as Level 3 in the fair value hierarchy.

As of September 30, 2012, goodwill allocated to a certain reporting unit was measured at fair value on a nonrecurring basis. The relevant goodwill reported within Other assets—Other in the consolidated balance sheets, was wholly impaired. Fair value was determined based on DCF and consequently, this nonrecurring fair value measurement has been determined using valuation inputs which would be classified as Level 3 in the fair value hierarchy.

Derivative Instruments And Hedging Activities	6 Months Ended
Sep. 30, 2012
Derivative instruments and hedging activities

3. Derivative instruments and hedging activities:

Nomura uses a variety of derivative financial instruments, including futures, forwards, options and swaps, for both trading and non-trading purposes.

Derivatives used for trading purposes

In the normal course of business, Nomura enters into transactions involving derivative financial instruments to meet client needs, for trading purposes, and to reduce its own exposure to loss due to adverse fluctuations in interest rates, currency exchange rates and market prices of securities. These financial instruments include contractual agreements such as commitments to swap interest payment streams, exchange currencies or purchase or sell securities and other financial instruments on specific terms at specific future dates.

Nomura maintains active trading positions in a variety of derivative financial instruments. Most of Nomura’s trading activities are client oriented. Nomura utilizes a variety of derivative financial instruments as a means of bridging clients’ specific financial needs and investors’ demands in the securities markets. Nomura also actively trades securities and various derivatives to assist its clients in adjusting their risk profiles as markets change. In performing these activities, Nomura carries an inventory of capital markets instruments and maintains its access to market liquidity by quoting bid and offer prices to and trading with other market makers. These activities are essential to provide clients with securities and other capital markets products at competitive prices.

Futures and forward contracts are commitments to either purchase or sell securities, foreign currency or other capital market instruments at a specific future date for a specified price and may be settled in cash or through delivery. Foreign exchange contracts include spot and forward contracts and involve the exchange of two currencies at a rate agreed by the contracting parties. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in market prices. Futures contracts are executed through regulated exchanges which clear and guarantee performance of counterparties. Accordingly, credit risk associated with futures contracts is considered minimal. In contrast, forward contracts are generally negotiated between two counterparties and, therefore, are subject to the performance of the related counterparties.

Options are contracts that grant the purchaser, for a premium payment, the right to either purchase or sell a financial instrument at a specified price within a specified period of time or on a specified date from or to the writer of the option. The writer of options receives premiums and bears the risk of unfavorable changes in the market price of the financial instruments underlying the options.

Swaps are contractual agreements in which two counterparties agree to exchange certain cash flows, at specified future dates, based on an agreed contract. Certain agreements may result in combined interest rate and foreign currency exposures. Entering into swap agreements may involve the risk of credit losses in the event of counterparty default.

To the extent these derivative financial instruments are economically hedging financial instruments or securities positions of Nomura, the overall risk of loss may be fully or partly mitigated by the hedged position.

Nomura seeks to minimize its exposure to market risk arising from its use of these derivative financial instruments through various control policies and procedures, including position limits, monitoring procedures and hedging strategies whereby Nomura enters into offsetting or other positions in a variety of financial instruments. Credit risk associated with these financial instruments is controlled by Nomura through credit approvals, limits and monitoring procedures. To reduce default risk, Nomura requires collateral, principally cash collateral and government securities, for certain derivative transactions. From an economic standpoint, Nomura evaluates default risk exposure net of related collateral. Furthermore, for OTC derivatives, Nomura generally enters into International Swaps and Derivatives Association, Inc. master agreements or their equivalents (“Master Netting Agreements”) with each of its counterparties. Master Netting Agreements provide a right of offset in the event of bankruptcy and mitigate the credit risk exposure from these transactions. In some cases, they enable unrealized gains and losses arising from Nomura’s dealings in OTC derivatives to be presented on a net-by-counterparty basis and on a net-by-cash collateral basis in accordance with ASC 210-20.

Nomura offset ¥1,051 billion of cash collateral receivables against net derivative liabilities and ¥867 billion of cash collateral payables against net derivative assets as of March 31, 2012. Nomura offset ¥977 billion of cash collateral receivables against net derivative liabilities and ¥905 billion of cash collateral payables against net derivative assets as of September 30, 2012.

Derivatives used for non-trading purposes

Nomura’s principal objectives in using derivatives for non-trading purposes are to manage interest rate risk, to modify the interest rate characteristics of certain financial liabilities, to manage net investment exposure to fluctuations in foreign exchange rates arising from certain foreign operations and to mitigate equity price risk arising from certain stock-based compensation awards given to employees. Credit risk associated with derivatives utilized for non-trading purposes is controlled and managed in the same way as credit risk associated with derivatives utilized for trading purposes.

Nomura designates derivative financial instruments as fair value hedges of interest rate risk arising from specific financial liabilities. These derivatives are effective in reducing the risk associated with the exposure being hedged and they are highly correlated with changes in the fair value of the underlying hedged item, both at inception and throughout the life of the hedge contract. Changes in fair value of the hedging derivatives are reported together with those of the hedged liabilities through the consolidated statements of income within Interest expense.

Derivative financial instruments designated as hedges of the net investment in foreign operations relate to specific subsidiaries with non-Japanese yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates and is reported through Nomura Holdings, Inc. (“NHI”) shareholders’ equity within Accumulated other comprehensive income (loss). Changes in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate are excluded from the measure of hedge effectiveness and are reported in the consolidated statements of income within Revenue—Other.

Concentrations of credit risk for derivatives

The following tables present Nomura’s significant concentration of exposures to credit risk in OTC derivatives with financial institutions. The gross fair value of derivative assets represents the maximum amount of loss due to credit risk that Nomura would incur if the counterparties of Nomura failed to perform in accordance with the terms of the instruments and any collateral or other security Nomura held in relation to those instruments proved to be of no value.

	Billions of yen
	March 31, 2012
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥18,881	¥(17,553)	¥(797)	¥531

	Billions of yen
	September 30, 2012
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥10,524	¥(9,119)	¥(860)	¥545

Derivative activities

All freestanding derivatives are carried at fair value in the consolidated balance sheets and reported within Trading assets or Trading liabilities depending on whether fair value is positive or negative, respectively. Certain derivatives embedded in hybrid financial instruments such as structured notes and certificates of deposit are bifurcated from the host contract and are also carried at fair value in the consolidated balance sheets and reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.

The following tables quantify the volume of Nomura’s derivative activity through a disclosure of notional amounts, in comparison with the fair value of those derivatives. All amounts are disclosed on a gross basis, prior to counterparty netting of derivative assets and liabilities and cash collateral netting against net derivatives.

	Billions of yen
	March 31, 2012
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,079	¥1,603	¥14,497	¥1,687
Interest rate contracts	636,833	18,843	592,413	18,597
Credit contracts	37,067	1,864	41,785	1,952
Foreign exchange contracts	59,296	1,356	62,999	1,407
Commodity contracts	50	4	45	5

Total	¥749,325	¥23,670	¥711,739	¥23,648

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,855	¥78	¥—	¥—
Foreign exchange contracts	190	4	97	1

Total	¥2,045	¥82	¥97	¥1

Total derivatives	¥751,370	¥23,752	¥711,836	¥23,649

	Billions of yen
	September 30, 2012
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥14,329	¥1,484	¥14,496	¥1,617
Interest rate contracts	571,442	20,198	564,750	19,876
Credit contracts	36,232	1,588	36,549	1,701
Foreign exchange contracts	49,646	1,136	68,114	1,135
Commodity contracts	22	1	48	3

Total	¥671,671	¥24,407	¥683,957	¥24,332

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,671	¥92	¥—	¥—
Foreign exchange contracts	188	2	61	1

Total	¥1,859	¥94	¥61	¥1

Total derivatives	¥673,530	¥24,501	¥684,018	¥24,333

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	Includes derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Changes in fair value are recognized either through earnings or other comprehensive income depending on the purpose for which the derivatives are used.

Derivatives used for trading purposes

Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value recognized through the consolidated statements of income within Revenue—Net gain on trading.

The following tables present amounts included in the consolidated statements of income related to derivatives used for trading purposes by type of underlying derivative contract.

	Billions of yen
	Six months ended September 30
	2011	2012
Derivatives used for trading purposes(1)(2):
Equity contracts	¥9	¥1
Interest rate contracts	122	(21)
Credit contracts	(29)	(12)
Foreign exchange contracts	15	56
Commodity contracts	7	0

Total	¥124	¥24

	Billions of yen
	Three months ended September 30
	2011	2012
Derivatives used for trading purposes(1)(2):
Equity contracts	¥(28)	¥(28)
Interest rate contracts	23	14
Credit contracts	(14)	5
Foreign exchange contracts	(5)	3
Commodity contracts	(3)	0

Total	¥(27)	¥(6)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Fair value hedges

Nomura issues Japanese yen and foreign currency denominated debt with both fixed and floating interest rates. Nomura generally enters into swap agreements to convert fixed rate interest payments on its debt obligations to a floating rate and applies hedge accounting to these instruments. Derivative financial instruments designated as fair value hedges are carried at fair value. Changes in fair value of the hedging derivatives are recognized together with those of the hedged liabilities in the consolidated statements of income within Interest expense.

The following tables present amounts included in the consolidated statements of income related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Six months ended September 30
	2011	2012
Derivatives designated as hedging instruments:
Interest rate contracts	¥59	¥23

Total	¥59	¥23

Hedged items:
Long-term borrowings	¥(59)	¥(23)

Total	¥(59)	¥(23)

	Billions of yen
	Three months ended September 30
	2011	2012
Derivatives designated as hedging instruments:
Interest rate contracts	¥33	¥6

Total	¥33	¥6

Hedged items:
Long-term borrowings	¥(33)	¥(6)

Total	¥(33)	¥(6)

Net investment hedges

Nomura designates foreign currency forwards and foreign currency denominated long-term debt as hedges of certain subsidiaries with significant foreign exchange risks and applies hedge accounting to these instruments. Accordingly, the effective hedging portion of the foreign exchange gains (losses) arising from the derivative contracts and non-derivative financial products designated as hedges is recognized through the consolidated statements of comprehensive income within Other comprehensive income (loss)—Change in cumulative translation adjustments, net of tax. This is offset by the foreign exchange adjustments arising from consolidation of the relevant foreign subsidiaries.

The following tables present gains (losses) from derivatives and non-derivatives designated as net investment hedges included in the consolidated statements of comprehensive income.

	Billions of yen
	Six months ended September 30
	2011	2012
Hedging instruments:
Foreign exchange contracts	¥10	¥11
Long-term borrowings	11	8

Total	¥21	¥19

	Billions of yen
	Three months ended September 30
	2011	2012
Hedging instruments:
Foreign exchange contracts	¥8	¥1
Long-term borrowings	7	3

Total	¥15	¥4

(1)	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) were not significant during the six months ended September 30, 2011 and 2012. The amount of gains (losses) were not significant during the three months ended September 30, 2011 and 2012.

Derivatives containing credit risk related contingent features

Nomura enters into certain OTC derivatives and other agreements containing credit-risk-related contingent features. These features would require Nomura to post additional collateral or settle the instrument upon occurrence of a credit event, the most common of which would be a downgrade in the Company’s long-term credit rating.

The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of March 31, 2012, was ¥1,867 billion with related collateral pledged of ¥1,143 billion. In the event of a one-notch downgrade to Nomura’s long-term credit rating in effect as of March 31, 2012, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥26 billion.

The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of September 30, 2012, was ¥1,861 billion with related collateral pledged of ¥1,074 billion. In the event of a one-notch downgrade to Nomura’s long-term credit rating in effect as of September 30, 2012, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥27 billion.

Credit derivatives

Credit derivatives are derivative instruments in which one or more of their underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities that expose the seller of credit protection to potential loss from credit risk related events specified in the contract.

Written credit derivatives are instruments or embedded features where Nomura assumes third party credit risk, either as guarantor in a guarantee-type contract, or as the party that provides credit protection in an option-type contract, credit default swap, or any other credit derivative contract.

Nomura enters into credit derivatives as part of its normal trading activities as both purchaser and seller of protection for credit risk mitigation, proprietary trading positions and for client transactions.

The most significant type of credit derivatives used by Nomura are single-name credit default swaps where settlement of the derivative is based on the credit risk of a single third party. Nomura also writes credit derivatives linked to the performance of credit default indices and issues other credit risk related portfolio products.

Nomura would have to perform under a credit derivative contract if a credit event as defined in the respective contract occurs. Typical credit events include bankruptcy, failure to pay and restructuring of obligations of the reference asset.

Credit derivative contracts written by Nomura are either cash or physically settled. In cash-settled instruments, once payment is made upon an event of a default, the contract usually terminates with no further payments due. Nomura generally has no right to assume the reference assets of the counterparty in exchange for payment, nor does Nomura usually have any direct recourse to the actual issuers of the reference assets to recover the amount paid. In physically settled contracts, upon a default event, Nomura takes delivery of the reference asset in return for payment of the full notional amount of the contract.

Nomura actively monitors and manages its credit derivative exposures. Where protection is sold, risks may be mitigated by purchasing credit protection from other third parties either on identical underlying reference assets or on underlying reference assets with the same issuer which would be expected to behave in a correlated fashion. The most common form of recourse provision to enable Nomura to recover from third parties any amounts paid under a written credit derivative is therefore not through the derivative itself but rather through the separate purchase of credit derivatives with identical or correlated underlyings.

Nomura quantifies the value of these purchased contracts in the following tables in the column titled “Purchased Credit Protection”. These amounts represent purchased credit protection with identical underlyings to the written credit derivative contracts which act as a hedge against Nomura’s exposure. To the extent Nomura is required to pay out under the written credit derivative, a similar amount would generally become due to Nomura under the purchased hedge.

Credit derivatives have a stated notional amount which represents the maximum payment Nomura may be required to make under the contract. However, this is generally not a true representation of the amount Nomura will actually pay as in addition to purchased credit protection, other risk mitigating factors reduce the likelihood and amount of any payment, including:

The probability of default: Nomura values credit derivatives taking into account the probability that the underlying reference asset will default and that Nomura will be required to make payments under the contract. Based on historical experience and Nomura’s assessment of the market, Nomura believes that the probability that all reference assets on which Nomura provides protection will default in a single period is remote. The disclosed notional amount, therefore, significantly overstates Nomura’s realistic exposure on these contracts.

The recovery value on the underlying asset: In the case of a default, Nomura’s liability on a contract is limited to the difference between the notional amount and the recovery value of the underlying reference asset. While the recovery value on a defaulted asset may be minimal, this does reduce amounts paid on these contracts.

Nomura holds assets as collateral in relation to written credit derivatives. However, these amounts do not enable Nomura to recover any amounts paid under the credit derivative but rather mitigate the risk of economic loss arising from a counterparty defaulting against amounts due to Nomura under the contract. Collateral requirements are determined on a counterparty level rather than individual contract, and also generally cover all types of derivative contracts rather than just credit derivatives.

The following tables present information about Nomura’s written credit derivatives and purchased credit protection with identical underlyings as of March 31, 2012 and September 30, 2012.

	Billions of yen
	March 31, 2012
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥562	¥20,159	¥2,902	¥6,750	¥8,510	¥1,997	¥18,692
Credit default indices	124	10,738	1,667	2,089	5,807	1,175	9,334
Other credit risk related portfolio products	223	3,298	1,084	1,201	441	572	2,138
Credit risk related options and swaptions	(1)	781	0	—	439	342	651

Total	¥908	¥34,976	¥5,653	¥10,040	¥15,197	¥4,086	¥30,815

	Billions of yen
	September 30, 2012
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥380	¥19,743	¥3,688	¥6,272	¥6,872	¥2,911	¥18,121
Credit default indices	98	11,041	2,380	2,446	5,112	1,103	9,401
Other credit risk related portfolio products	186	2,494	922	751	263	558	1,819
Credit risk related options and swaptions	0	4	—	—	4	—	—

Total	¥664	¥33,282	¥6,990	¥9,469	¥12,251	¥4,572	¥29,341

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

The following tables present information about Nomura’s written credit derivatives by external credit rating of the underlying asset. Ratings are based on Standard & Poor’s Financial Services LLC (“S&P”), or if not rated by S&P, based on Moody’s Investors Service, Inc. If ratings from either of these agencies are not available, the ratings are based on Fitch Ratings Ltd. or Japan Credit Rating Agency, Ltd. For credit default indices, the rating is determined by taking the weighted average of the external credit ratings given for each of the underlying reference entities comprising the portfolio or index.

	Billions of yen
	March 31, 2012
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,196	¥1,749	¥5,878	¥5,550	¥2,974	¥1,812	¥20,159
Credit default indices	140	711	5,358	2,905	1,619	5	10,738
Other credit risk related portfolio products	20	18	3	111	212	2,934	3,298
Credit risk related options and swaptions	0	0	137	532	112	—	781

Total	¥2,356	¥2,478	¥11,376	¥9,098	¥4,917	¥4,751	¥34,976

	Billions of yen
	September 30, 2012
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥1,828	¥1,332	¥4,952	¥6,625	¥3,119	¥1,887	¥19,743
Credit default indices	24	525	4,608	4,222	1,477	185	11,041
Other credit risk related portfolio products	39	10	6	104	193	2,142	2,494
Credit risk related options and swaptions	—	—	—	4	—	—	4

Total	¥1,891	¥1,867	¥9,566	¥10,955	¥4,789	¥4,214	¥33,282

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.

Collateralized Transactions	6 Months Ended
Sep. 30, 2012
Collateralized transactions

4. Collateralized transactions:

Nomura enters into collateralized transactions, including resale and repurchase agreements, securities borrowed and loaned transactions, and other secured borrowings mainly to meet clients’ needs, finance trading inventory positions and obtain securities for settlements. Under these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese government, agency, mortgage-backed, bank and corporate debt securities and equities. In many cases, Nomura is permitted to use the securities received to secure repurchase agreements, enter into securities lending transactions or to cover short positions with counterparties.

The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral which Nomura is permitted to sell or repledge and the portion that has been sold or repledged are as follows:

	Billions of yen
	March 31, 2012	September 30, 2012
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥32,075	¥29,096
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	23,895	23,990

Nomura pledges firm-owned securities to collateralize repurchase agreements and other secured financings. Pledged securities that can be sold or repledged by the secured party, including Gensaki Repo transactions, are reported in parentheses as Securities pledged as collateral within Trading assets on the consolidated balance sheets. Assets owned, which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them, are summarized in the table below:

	Millions of yen
	March 31, 2012	September 30, 2012
Trading assets:
Equities and convertible bonds	¥47,966	¥58,242
Government and government agency securities	1,333,482	1,301,368
Bank and corporate debt securities	139,863	84,027
Commercial mortgage-backed securities (“CMBS”)	40,183	30,356
Residential mortgage-backed securities (“RMBS”)	1,527,946	1,387,658
Collateralized debt obligations (“CDO”) and other(1)	82,298	68,338
Investment trust funds and other	—	38,490

Total	¥3,171,738	¥2,968,479

Non-trading debt securities	¥54,969	¥52,793
Investments in and advances to affiliated companies	¥33,921	¥34,514

(1)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.

Assets subject to lien, except for those disclosed above, are as follows:

	Millions of yen
	March 31, 2012	September 30, 2012
Loans and receivables	¥55,236	¥140
Trading assets	1,515,079	1,360,602
Office buildings, land, equipment and facilities	116,530	112,523
Non-trading debt securities	337,681	336,160
Other	260,683	260,188

Total	¥2,285,209	¥2,069,613

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized bonds of consolidated VIEs and trading balances of secured borrowings, and derivative transactions.

Resale and repurchase agreements (“repo transactions”) principally involve the buying or selling of government and government agency securities under agreements with clients to resell or repurchase these securities to or from those clients. Nomura monitors the value of the underlying securities on a daily basis relative to the related receivables and payables, including accrued interest, and requests or returns additional collateral when appropriate. Repo transactions are generally accounted for as collateralized agreements or collateralized financing transactions and are recorded on the consolidated balance sheets at the amount at which the securities were originally acquired or sold with applicable accrued interest, as appropriate. Certain repo transactions are carried at fair value through election of the fair value option. No allowance for credit losses is generally recorded on repurchase agreements due to the strict collateralization requirements.

Repo transactions where the maturity of the security transferred as collateral matches the maturity of the repo transaction (“repo-to-maturity transactions”) are accounted for as sales rather than collateralized financings where the criteria for derecognition of the securities transferred under ASC 860 are met. The amounts of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions as of March 31, 2012 and September 30, 2012 were ¥39,797 million and ¥ 18,451 million, respectively.

Securities borrowed and securities loaned are generally accounted for as collateralized agreements and collateralized financing transactions, respectively. Securities borrowed and securities loaned are generally cash collateralized and are recorded on the consolidated balance sheets at the amount of cash collateral advanced or received. Securities borrowed transactions generally required Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities loaned transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities borrowed or loaned and requires additional cash or securities, as necessary, to ensure that such transactions are adequately collateralized. No allowance for credit losses is generally recorded on securities borrowing transactions due to the strict collateralization requirements.

Certain Japanese securities lending transactions are accounted for as sales where the criteria for derecognition of the transferred financial assets under ASC 860 are met. The amounts of securities derecognized from the consolidated balance sheets under these transactions as of March 31, 2012 and September 30, 2012 were ¥1,930 million and ¥nil, respectively.

Non-trading Securities	6 Months Ended
Sep. 30, 2012
Non-trading securities

5. Non-trading securities:

Non-trading securities held by the insurance subsidiary are carried at fair value within Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets, and unrealized changes in fair value are reported net-of-tax within Other comprehensive income (loss) in the consolidated statements of comprehensive income. Realized gains and losses on non-trading securities are recognized within Revenue—Other in the consolidated statements of income.

The following tables present information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Nomura’s insurance subsidiary as of March 31, 2012 and September 30, 2012.

	Millions of yen
	March 31, 2012
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities	¥150,203	¥445	¥164	¥150,484
Other debt securities	37,356	115	182	37,289
Equity securities	53,358	3,194	2,069	54,483

Total	¥240,917	¥3,754	¥2,415	¥242,256

	Millions of yen
	September 30, 2012
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities	¥94,322	¥469	¥904	¥93,887
Other debt securities	50,469	444	466	50,447
Equity securities	42,836	1,858	1,094	43,600

Total	¥187,627	¥2,771	¥2,464	¥187,934

For the six months ended September 30, 2011, non-trading securities of ¥110,297 million were disposed of resulting in ¥1,484 million of realized gains and no significant amount of related realized losses. Total proceeds received from these disposals were ¥111,601 million. For the three months ended September 30, 2011, non-trading securities of ¥106,857 million were disposed of resulting in ¥1,275 million of realized gains and no significant amount of related realized losses. Total proceeds received from these disposals were ¥108,085 million.

For the six months ended September 30, 2012, non-trading securities of ¥341,757 million were disposed of resulting in ¥5,081 million of realized gains and ¥1,009 million of realized losses. Total proceeds received from these disposals were ¥345,829 million. For the three months ended September 30, 2012, non-trading securities of ¥245,143 million were disposed of resulting in ¥3,820 million of realized gains and ¥870 million of realized losses. Total proceeds received from these disposals were ¥248,093 million. Related gains and losses were computed using the average method and were recognized in Revenue—Other in the consolidated statements of income.

The following table presents the fair value of residual contractual maturity of non-trading debt securities as of September 30, 2012. Actual maturities may differ from contractual maturities as certain securities contain features that allow redemption of the securities prior to their contractual maturity.

	Millions of yen
	September 30, 2012
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥144,334	¥8,077	¥56,019	¥63,612	¥16,626

The following tables present the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2012 and September 30, 2012.

	Millions of yen
	March 31, 2012
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥14,954	¥164	¥—	¥—	¥14,954	¥164
Other debt securities	5,920	182	—	—	5,920	182
Equity securities	21,049	2,069	—	—	21,049	2,069

Total	¥41,923	¥2,415	¥—	¥—	¥41,923	¥2,415

	Millions of yen
	September 30, 2012
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥50,233	¥568	¥3,771	¥336	¥54,004	¥904
Other debt securities	20,684	426	2,025	40	22,709	466
Equity securities	12,396	1,094	—	—	12,396	1,094

Total	¥83,313	¥2,088	¥5,796	¥376	¥89,109	¥2,464

As of March 31, 2012, the total number of non-trading securities in unrealized loss positions is approximately 70. As of September 30, 2012, the total number of non-trading securities in unrealized loss positions is approximately 100.

Where the fair value of non-trading securities held by the insurance subsidiary has declined below amortized cost, these are assessed to determine whether the decline in fair value is other-than-temporary in nature. Nomura considers quantitative and qualitative factors including the length of time and extent to which fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and Nomura’s intent and ability to hold the securities for a period of time sufficient to allow for any anticipated recovery in fair value. If an other-than-temporary impairment loss exists, for equity securities, the security is written down to fair value, with the entire difference between fair value and amortized cost recognized within Revenue—Other in the consolidated statements of income. For debt securities, an other-than-temporary impairment loss is also recognized within Revenue—Other in the consolidated statements of income if Nomura intends to sell the debt security or it is more-likely-than-not that Nomura will be required to sell the debt security before recovery of amortized cost. If Nomura does not expect to sell or be required to sell the debt security, only the credit loss component of an other-than-temporary impairment loss is recognized through earnings and any non-credit loss component recognized within Other comprehensive income (loss).

For the six and three months ended September 30, 2011, the amount of impairment losses recognized for the certain non-trading securities due to an other-than-temporary decline in value was not significant. Other gross unrealized losses of non-trading securities were considered temporary.

For the six and three months ended September 30, 2012, other-than-temporary impairment losses recognized for the certain non-trading equity securities were ¥4,808 million and ¥2,974 million, respectively. The amount of credit loss component of other-than-temporary impairment losses recognized for the certain non-trading debt securities were not significant. Other-than-temporary impairment losses related to the non-credit loss component recognized for the certain non-trading debt securities within Other comprehensive income (loss) were ¥376 million and ¥38 million, respectively. Other gross unrealized losses of non-trading securities were considered temporary.

Securitizations And Variable Interest Entities	6 Months Ended
Sep. 30, 2012
Securitizations and Variable Interest Entities

6. Securitizations and Variable Interest Entities:

Securitizations

Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government agency and corporate bonds and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman SPCs or trust accounts. Nomura’s involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860. This statement requires that Nomura accounts for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, and that entity is constrained from pledging or exchanging the assets it receives, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. Nomura may retain an interest in the financial assets, including residual interests in the SPEs. Any such interests are accounted for at fair value and reported within Trading assets in Nomura’s consolidated balance sheets, with the change in fair value reported within Revenue—Net gain on trading. Fair value for retained interests in securitized financial assets is determined by using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with the risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.

As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. For the six and three months ended September 30, 2011, Nomura received cash proceeds from SPEs in new securitizations of ¥138 billion and ¥90 billion, respectively, and the amount of associated profit on sale was not significant. For the six and three months ended September 30, 2012, Nomura received cash proceeds from SPEs in new securitizations of ¥303 billion and ¥202 billion, respectively, and the amount of associated profit on sale was not significant. For the six and three months ended September 30, 2011, Nomura received debt securities issued by these SPEs with an initial value of ¥682 billion and ¥322 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥334 billion and ¥192 billion, respectively. For the six and three months ended September 30, 2012, Nomura received debt securities issued by these SPEs with an initial fair value of ¥824 billion and ¥430 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥451 billion and ¥258 billion, respectively. The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥3,782 billion and ¥4,065 billion as of March 31, 2012 and September 30, 2012, respectively. Nomura’s retained interests were ¥165 billion and ¥174 billion, as of March 31, 2012 and September 30, 2012, respectively. For the six and three months ended September 30, 2011, Nomura received cash flows of ¥6 billion and ¥3 billion, respectively, from the SPEs on the retained interests held in the SPEs. For the six and three months ended September 30, 2012, Nomura received cash flows of ¥11 billion and ¥5 billion, respectively, from the SPEs on the retained interests held in the SPEs. Nomura had outstanding collateral service agreements or written credit default swap agreements in the amount of ¥27 billion and ¥15 billion as of March 31, 2012 and September 30, 2012, respectively. Nomura does not provide financial support to SPEs beyond its contractual obligations.

The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥163	¥—	¥163	¥161	¥2
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥163	¥2	¥165	¥163	¥2

	Billions of yen
	September 30, 2012
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥172	¥—	¥172	¥169	¥3
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥172	¥2	¥174	¥171	¥3

The following table presents the key economic assumptions used to determine the fair value of the retained interests and the sensitivity of this fair value to immediate adverse changes of 10% and 20% in those assumptions.

	Billions of yen, except percentages
	Material retained interests held(1)
	March 31, 2012	September 30, 2012
Fair value of retained interests(1)	¥157	¥159
Weighted-average life (Years)	7.0	5.8
Constant prepayment rate	8.1%	9.6%
Impact of 10% adverse change	(1.3)	(4.4)
Impact of 20% adverse change	(2.4)	(6.9)
Discount rate	3.3%	3.3%
Impact of 10% adverse change	(3.7)	(3.5)
Impact of 20% adverse change	(7.1)	(5.3)

(1)	The sensitivity analysis covers the material retained interests held of ¥157 billion out of ¥165 billion as of March 31, 2012 and ¥159 billion out of ¥174 billion as of September 30, 2012.
Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Changes in fair value based on 10% or 20% adverse changes generally cannot be extrapolated since the relationship of the change in assumption to the change in fair value may not be linear. The impact of a change in a particular assumption is calculated holding all other assumptions constant. For this reason, concurrent changes in assumptions may magnify or counteract the sensitivities disclosed above. The sensitivity analyses are hypothetical and do not reflect Nomura’s risk management practices that may be undertaken under those stress scenarios.

The following table presents the type and carrying value of financial assets included within Trading assets which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions within Long-term borrowings. The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura and the liabilities are non-recourse to Nomura.

	Billions of yen
	March 31, 2012	September 30, 2012
Assets
Trading assets
Equities	¥116	¥57
Debt securities	84	75
Mortgage and mortgage-backed securities	27	19
Long-term loans receivable	21	9

Total	¥248	¥160

Liabilities
Long-term borrowings	¥223	¥148

Variable Interest Entities

In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains, purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities. Nomura consolidates VIEs for which Nomura is the primary beneficiary, including those that were created to market structured securities to investors by repackaging corporate convertible bonds, mortgages and mortgage-backed securities. Certain VIEs used in connection with Nomura’s aircraft leasing business as well as other purposes are consolidated. Nomura also consolidates certain investment funds, which are VIEs, and for which Nomura is the primary beneficiary.

The following table presents the classification of consolidated VIEs’ assets and liabilities in these interim consolidated financial statements. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not have any recourse to Nomura beyond the assets held in the VIEs.

	Billions of yen
	March 31, 2012	September 30, 2012
Consolidated VIE assets
Cash and cash equivalents	¥52	¥42
Trading assets
Equities	730	645
Debt securities	180	255
Mortgage and mortgage-backed securities	84	74
Investment trust funds and other	0	—
Derivatives	4	4
Private equity investments	1	1
Securities purchased under agreements to resell	7	2
Office buildings, land, equipment and facilities(1)	140	139
Other(1)	408	387

Total	¥1,606	¥1,549

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥4	¥3
Derivatives	38	16
Securities sold under agreements to repurchase	0	4
Borrowings
Short-term borrowings	—	—
Long-term borrowings	992	981
Other	35	30

Total	¥1,069	¥1,034

(1)	Includes real estate and real estate for sale held by SPEs related to a consolidated subsidiary.

Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura’s variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed primarily to acquire high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.

The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets, the amount of commitments and financial guarantees and the notional amount of the derivative instruments. Nomura believes the notional amount of derivative instruments generally exceeds the amount of actual risk.

	Billions of yen
	March 31, 2012
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥58	¥—	¥58
Debt securities	133	—	133
Mortgage and mortgage-backed securities	2,137	—	2,137
Investment trust funds and other	96	—	96
Derivatives	0	9	27
Private equity investments	25	—	25
Loans
Short-term loans	2	—	2
Long-term loans	29	—	29
Other	5	—	5
Commitments to extend credit and other guarantees	—	—	19

Total	¥2,485	¥9	¥2,531

	Billions of yen
	September 30, 2012
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥46	¥—	¥46
Debt securities	163	—	163
Mortgage and mortgage-backed securities	2,255	—	2,255
Investment trust funds and other	226	—	226
Derivatives	0	—	15
Private equity investments	24	—	24
Loans
Short-term loans	7	—	7
Long-term loans	70	—	70
Other	5	—	5
Commitments to extend credit and other guarantees	—	—	25

Total	¥2,796	¥—	¥2,836

Financing Receivables	6 Months Ended
Sep. 30, 2012
Financing receivables

7. Financing receivables:

In the normal course of business, Nomura extends financing to clients primarily in the form of collateralized agreements such as reverse repurchase agreements and securities borrowing transactions and loans. These financing receivables are recognized as assets on Nomura’s consolidated balance sheets and provide a contractual right to receive money either on demand or on future fixed or determinable dates.

Collateralized agreements

Collateralized agreements consist of reverse repurchase agreements disclosed as Securities purchased under agreements to resell and securities borrowing transactions disclosed as Securities borrowed in the consolidated balance sheets, including those executed under Gensaki Repo agreements. Reverse repurchase agreements and securities borrowing transactions principally involve the buying of government and government agency securities from customers under agreements that also require Nomura to resell these securities to those customers. Nomura monitors the value of the underlying securities on a daily basis to the related receivables, including accrued interest, and requests or returns additional collateral when appropriate. Reverse repurchase agreements and securities borrowing transactions are generally recorded in the consolidated balance sheets at the amount at which the securities are purchased with applicable accrued interest. No allowance for credit losses is generally recorded on these transactions due to the strict collateralization requirements.

Loans receivable

The key types of loans receivable recognized by Nomura are loans at banks, short-term secured margin loans, inter-bank money market loans and corporate loans.

Loans at banks are secured and unsecured loans extended by licensed banks within Nomura. For those loans secured by real estate or securities, Nomura is exposed to the risk of a decline in the value of the underlying collateral. For unsecured loans provided for the investment banking activities, Nomura is exposed to risk of default of the counterparty, although these counterparties usually have high credit ratings. Where loans are secured by guarantees, Nomura is also exposed to the risk of default by the guarantor.

Short-term secured margin loans are loans provided to clients in connection with stock brokerage activities. These loans provide funding for clients in order to purchase securities. Nomura requests initial margin in the form of acceptable collateral securities or deposits against these loans and holds the purchased securities as collateral through the life of the loans. If the value of the securities declines by more than specified amounts, Nomura can make additional margin calls in order to maintain a specified ratio of loan-to-value (“LTV”) ratio. For these reasons, the risk to Nomura of providing these loans is limited.

Inter-bank money market loans are loans to financial institutions in the inter-bank money market, where overnight and intra-day financings are traded through money market dealers. The risk to Nomura of making these loans is not significant as only qualified financial institutions can participate in these markets and these loans are usually overnight or short-term in nature.

Corporate loans are primarily loans provided to corporate clients. Corporate loans include loans secured by real estate or securities, as well as unsecured loans which Nomura provides for the investment banking activities. The risk to Nomura of making these loans is similar to those risks arising from loans at banks.

In addition to the loans above, Nomura has advances to affiliated companies which are loans provided to related parties of Nomura. As these loans are generally not secured, Nomura is exposed to the risk of default of the counterparty.

The following table presents a summary of the loans receivable reported within Loans receivable or Investments in and advances to affiliated companies in the consolidated balance sheets by portfolio segment.

	Millions of yen
	March 31, 2012	September 30, 2012
Loans
Loans at banks	¥285,516	¥250,190
Short-term secured margin loans	165,246	173,159
Inter-bank money market loans	95,461	150,938
Corporate loans	747,149	653,562

Loans receivable total	¥1,293,372	¥1,227,849

of which:
Loans receivable carried at fair value(1)	¥458,352	¥380,027
Loans receivable carried at amortized cost	835,020	847,822

Advances to affiliated companies	¥10,649	¥9,988

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

There were no significant purchases or sales of Loans receivable and no reclassifications of Loans receivable to Trading assets for the six and three months ended September 30, 2011 and 2012.

Allowance for loan losses

Management establishes an allowance for loan losses for loans carried at amortized cost which reflects management’s best estimate of probable losses incurred. The allowance for loan losses which is reported in the consolidated balance sheets within Allowance for doubtful accounts comprises two components:

•	A specific component for loans which have been individually evaluated for impairment; and

•	A general component for loans which, while not individually evaluated for impairment, have been collectively evaluated for impairment based on historical loss experience

The specific component of the allowance for loan losses reflects probable losses incurred within loans which have been individually evaluated for impairment. A loan is defined as being impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Factors considered by management in determining impairment include an assessment of the ability of borrowers to pay by considering various factors such as the nature of the loan, prior loan loss experience, current economic conditions, the current financial situation of the borrower and the fair value of any underlying collateral. Loans that experience insignificant payment delays or insignificant payment shortfalls are not classified as impaired. The impairment is measured on a loan by loan basis by adjusting the carrying value of the loan to either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The general component of the allowance for loan losses is for loans not individually evaluated for impairment and includes judgment about collectability based on available information at the balance sheet date and the uncertainties inherent in those underlying assumptions. The allowance is based on historical loss experience adjusted for qualitative factors such as current economic conditions.

While management has based its estimate of the allowance for loan losses on the best information available, future adjustments to the allowance for loan losses may be necessary as a result of changes in the economic environment or variances between actual results and original assumptions.

Loans are charged-off when Nomura determines that the loans are uncollectible. This determination is based on factors such as the occurrence of significant changes in the borrower’s financial position such that the borrower can no longer pay the obligation or that the proceeds from collateral will not be sufficient to pay the loans.

The following tables present changes in the allowance for losses for the six and three months ended September 30, 2011 and 2012.

	Millions of yen
	Six months ended September 30, 2011
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	49	(4)	—	71	(11)	105	(179)	(74)
Charge-offs	—	—	—	—	—	—	(1)	(1)
Other(1)	—	(1)	—	(326)	—	(327)	370	43

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Millions of yen
	Six months ended September 30, 2012
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888
Provision for losses	211	(0)	—	(875)	(19)	(683)	89	(594)
Charge-offs	(1)	(11)	—	(23)	—	(35)	—	(35)
Other(1)	—	(0)	—	(114)	—	(114)	(11)	(125)

Ending balance	¥762	¥13	¥—	¥1,746	¥32	¥2,553	¥1,581	¥4,134

	Millions of yen
	Three months ended September 30, 2011
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥339	¥57	¥—	¥3,086	¥11	¥3,493	¥1,460	¥4,953
Provision for losses	49	(24)	—	316	(11)	330	(196)	134
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(1)	—	(235)	—	(236)	(23)	(259)

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Millions of yen
	Three months ended September 30, 2012
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥552	¥17	¥—	¥2,606	¥51	¥3,226	¥1,512	¥4,738
Provision for losses	211	(4)	—	(867)	(19)	(679)	73	(606)
Charge-offs	(1)	—	—	(23)	—	(24)	—	(24)
Other(1)	—	(0)	—	30	—	30	(4)	26

Ending balance	¥762	¥13	¥—	¥1,746	¥32	¥2,553	¥1,581	¥4,134

(1)	Includes the effect of foreign exchange movements.

The following tables present the allowance for loan losses and loans by impairment methodology and type of loans as of March 31, 2012 and September 30, 2012.

	Millions of yen
	March 31, 2012
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥14	¥10	¥—	¥2,680	¥—	¥2,704
Evaluated collectively	538	14	—	78	51	681

Total allowance for loan losses	¥552	¥24	¥—	¥2,758	¥51	¥3,385

Loans by impairment methodology
Evaluated individually	¥212	¥58,636	¥95,461	¥329,312	¥394	¥484,015
Evaluated collectively	235,195	106,610	—	9,594	10,255	361,654

Total loans	¥235,407	¥165,246	¥95,461	¥338,906	¥10,649	¥845,669

	Millions of yen
	September 30, 2012
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥8	¥—	¥—	¥1,668	¥—	¥1,676
Evaluated collectively	754	13	—	78	32	877

Total allowance for loan losses	¥762	¥13	¥—	¥1,746	¥32	¥2,553

Loans by impairment methodology
Evaluated individually	¥34	¥63,412	¥150,938	¥265,365	¥723	¥480,472
Evaluated collectively	249,743	109,747	—	8,583	9,265	377,338

Total loans	¥249,777	¥173,159	¥150,938	¥273,948	¥9,988	¥857,810

Nonaccrual and past due loans

Loans which are individually evaluated as impaired are assessed for a nonaccrual status in accordance with Nomura’s policy. When it is determined to suspend interest accrual as a result of an assessment, any accrued but unpaid interest is reversed. Loans are generally only returned to an accrual status if the loan is brought contractually current, i.e. all overdue principal and interest amounts are paid. In limited circumstances, a loan which has not been brought contractually current will also be returned to an accrual status if all principal and interest amounts contractually due are reasonably assured of repayment within a reasonable period of time or there has been a sustained period of repayment performance by the borrower.

As of March 31, 2012, there were ¥40,565 million of loans which were on a nonaccrual status, primarily unsecured corporate loans. The amount of loans which were 90 days past due was not significant. As of September 30, 2012, there were ¥38,525 million of loans which were on a nonaccrual status, primarily unsecured corporate loans. The amount of loans which were 90 days past due was not significant.

Once a loan is impaired and placed on a nonaccrual status, interest income is subsequently recognized using the cash basis method.

Loan impairment and troubled debt restructurings

In the ordinary course of business, Nomura may choose to recognize impairment and also restructure a loan classified as held for investment either because of financial difficulties of the borrower, or simply as a result of market conditions or relationship reasons. A troubled debt restructuring (“TDR”) occurs when Nomura (as lender) for economic or legal reasons related to the borrower’s financial difficulties grants a concession to the borrower that Nomura would not otherwise consider.

Any loan being restructured under a TDR will generally already be identified as impaired with an applicable allowance recognized in the allowance for loan losses. If not (for example if the loan is collectively assessed for impairment with other loans), the restructuring of the loan under a TDR will immediately result in the loan as being classified as impaired. An impairment loss for a loan restructuring under a TDR which only involves modification of the loan’s terms (rather than receipt of assets in full or partial settlement) is calculated in the same way as any other impaired loan. Assets received in full or partial satisfaction of a loan in a TDR are recognized at fair value.

As of March 31, 2012, the amount of loans which were classified as impaired but against which no allowance for loan losses had been recognized was not significant. For impaired loans with a related allowance, the amount of recorded investment was ¥35,721 million, the total unpaid principal balance was ¥38,103 million and the related allowance was ¥2,693 million, primarily for unsecured corporate loans. As of September 30, 2012, the amount of loans which were classified as impaired but against which no allowance for loan losses had been recognized was not significant. For impaired loans with a related allowance, the amount of recorded investment was ¥31,785 million, the total unpaid principal balance was ¥33,490 million and the related allowance was ¥1,676 million, primarily for unsecured corporate loans.

The amount of TDR which occurred during the six and three months ended September 30, 2011 and 2012, was not significant.

Credit quality indicators

Nomura is exposed to credit risks deriving from a decline in the value of loans or a default caused by deterioration of creditworthiness or bankruptcy of the borrower. Nomura’s risk management framework for such credit risks is based on a risk assessment through an internal credit rating process, in depth pre-financing credit analysis of each individual loan and continuous post-financing monitoring of borrower’s creditworthiness. Loans considered as collateralized transactions are not subject to an internal credit rating process as Nomura monitors the value of posted collateral closely and understands means to prevent potential losses.

The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries as of March 31, 2012 and September 30, 2012.

	Millions of yen
	March 31, 2012
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥92,207	¥29,169	¥—	¥33,511	¥154,887
Unsecured loans at banks	80,507	—	13	—	80,520
Short-term secured margin loans	—	—	—	165,246	165,246
Secured inter-bank money market loans	1,461	—	—	—	1,461
Unsecured inter-bank money market loans	94,000	—	—	—	94,000
Secured corporate loans	131,767	93,331	4,232	70,657	299,987
Unsecured corporate loans	1,339	37,580	—	—	38,919
Advances to affiliated companies	10,255	—	—	394	10,649

Total	¥411,536	¥160,080	¥4,245	¥269,808	¥845,669

	Millions of yen
	September 30, 2012
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥92,049	¥31,957	¥—	¥33,650	¥157,656
Unsecured loans at banks	92,113	—	8	—	92,121
Short-term secured margin loans	—	—	—	173,159	173,159
Secured inter-bank money market loans	2,938	—	—	—	2,938
Unsecured inter-bank money market loans	148,000	—	—	—	148,000
Secured corporate loans	94,620	138,429	6,317	2,816	242,182
Unsecured corporate loans	—	31,766	—	—	31,766
Advances to affiliated companies	9,265	428	—	295	9,988

Total	¥438,985	¥202,580	¥6,325	¥209,920	¥857,810

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.

Nomura reviews internal counterparty credit ratings at least once a year by using available borrower’s credit information including financial statements and other information. Internal counterparty credit ratings are also reviewed more frequently for high-risk borrowers or problematic exposures and any significant credit event of a counterparty will trigger on immediate credit review process.

Leases	6 Months Ended
Sep. 30, 2012
Leases

8. Leases:

Lessor

Nomura leases office buildings located in Japan and aircraft in Japan and overseas. These leases are classified as operating leases and the related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within Other assets—Office buildings, land, equipment and facilities.

The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31, 2012			September 30, 2012
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥984,087	¥(11,174)	¥972,913	¥941,530	¥(14,689)	¥926,841
Aircraft	15,363	(1,684)	13,679	11,935	(2,133)	9,802

Total	¥999,450	¥(12,858)	¥986,592	¥953,465	¥(16,822)	¥936,643

(1)	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Nomura recognized rental income of ¥28,667 million and ¥21,153 million for the six and three months ended September 30, 2011, respectively, and recognized rental income of ¥39,760 million and ¥20,187 million for the six and three months ended September 30, 2012, respectively. These are included in the consolidated statements of income within Revenue—Other.

The following table presents future minimum lease payments to be received on non-cancelable operating leases:

	Millions of yen
	March 31, 2012	September 30, 2012
Total minimum lease payments to be received	¥146,108	¥137,538

The minimum lease payments above are scheduled as below as of September 30, 2012:

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥137,538	¥25,287	¥23,289	¥19,846	¥15,749	¥11,796	¥41,571

Lessee

Nomura leases its office space and certain employees’ residential facilities in Japan primarily under cancelable lease agreements which are customarily renewed upon expiration. Nomura also leases certain equipment and facilities under non-cancelable lease agreements. Rental expenses, net of sublease rental income, for the six and three months ended September 30, 2011 were ¥25,992 million and ¥12,321 million, respectively, and for the six and three months ended September 30, 2012 were ¥23,458 million and ¥11,548 million, respectively.

The following table presents future minimum lease payments under capital leases:

	Millions of yen
	March 31, 2012	September 30, 2012
Total minimum lease payments	¥52,855	¥52,057
Less: Amount representing interest	(28,896)	(28,530)

Present value of net lease payments	¥23,959	¥23,527

The following table presents a schedule of future minimum lease payments under capital leases as of September 30, 2012:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥52,057	¥684	¥562	¥1,417	¥3,262	¥3,221	¥42,911

Capital lease assets of ¥27,902 million and ¥23,214 million are included in the consolidated balance sheets within Other assets—Office buildings, land, equipment and facilities as of March 31, 2012 and September 30, 2012, respectively.

The following table presents future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year:

	Millions of yen
	March 31, 2012	September 30, 2012
Total minimum lease payments	¥169,038	¥153,830
Less: Sublease rental income	(9,948)	(7,799)

Net minimum lease payments	¥159,090	¥146,031

The following table presents a schedule of future minimum lease payments under non-cancelable operating leases as of September 30, 2012:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥153,830	¥18,189	¥17,710	¥15,487	¥11,905	¥10,555	¥79,984

Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.

Business Combinations	6 Months Ended
Sep. 30, 2012
Business combinations

9. Business combinations:

During the six months ended September 30, 2012, there was no significant business combination.

For the purpose of streamlining Nomura Group’s management structure for faster decision making in relation to reorganization, on May 13, 2011, Nomura entered into an agreement with one of its affiliated companies, Nomura Land and Building Co., Ltd. (“NLB”) to implement a share exchange (“Share Exchange Agreement”) effective on July 1, 2011. In advance of the effective date of the Share Exchange Agreement, Nomura acquired an additional 39.0% of the issued shares of NLB (“Share Purchases”) as of May 24, 2011. As a result of the Share Purchases, NLB became a consolidated subsidiary of Nomura during the three months ended June 30, 2011. Nomura’s total consideration in relation to the Share Purchases was approximately ¥37,620 million. The difference between the fair value of the acquired net assets of NLB and the acquisition cost is accounted for as a bargain purchase gain of ¥44,963 million which is reported within Revenue—Other in the consolidated statements of income.

The Share Purchases are accounted for as a step acquisition in these interim consolidated financial statements, because Nomura held 38.5% of the outstanding shares of NLB prior to the Share Purchases. Nomura remeasured the previously held equity investments in NLB and other companies which were acquired as a result of the Share Purchases at fair value. The change in fair value was a loss of ¥16,555 million which is reported within Revenue—Other in the consolidated statements of income. The remeasurement to fair value was determined primarily based on the cost of the Share Purchases, in which the financial condition and assets of NLB were considered in reference to the valuation results provided by third party appraisers. As of the date of the Share Purchases, the previously held equity investments were remeasured at the fair value of ¥38,379 million. Further, equity investments in NLB previously held by other affiliated companies of Nomura were also remeasured at fair value, resulting in an additional loss of ¥4,109 million which is also reported within Revenue—Other in the consolidated statements of income.

There were no other material acquisition-related costs incurred in connection with this business combination.

The operating results of NLB and other companies acquired as a result of the Share Purchases have been included in the consolidated statements of income since May 2011. For the six and three months ended September 30, 2011, revenues generated by NLB and these other companies which have been included in the consolidated statements of income were ¥142,058 million and ¥98,822 million respectively, including real estate sales of ¥61,939 million and ¥46,295 million, respectively. In addition, for the six and three months ended September 30, 2011, costs of real estate sales were ¥53,664 million and ¥40,602 million respectively, and the impact from NLB and other companies acquired as a result of the Share Purchases were a net loss of ¥100 million and net income of ¥803 million, respectively.

For the six and three months ended September 30, 2012, revenues generated by NLB and these other companies which have been included in the consolidated statements of income were ¥265,397 million and ¥132,192 million respectively, including real estate sales of ¥134,568 million and ¥63,420 million, respectively. In addition, for the six and three months ended September 30, 2012, costs of real estate sales were ¥113,235 million and ¥56,127 million respectively, and the impact from NLB and other companies acquired as a result of the Share Purchases were a net loss of ¥706 million and net income of ¥524 million, respectively.

Revenues and expenses arising from NLB and other companies that are acquired as a result of the Share Purchases are generally reported in Revenue—Other and Non-interest expenses—Other in the consolidated statements of income.

The following table provides a summary of the fair value of the assets acquired and the liabilities assumed, as of the date of the Share Purchases.

Millions of yen
Assets:
Cash and cash deposits	¥78,634
Loans receivable(1)	54,023
Receivables from other than customers	12,865
Office buildings, land, equipment and facilities	715,683
Intangible assets(2)	60,048
Assets other than above(3)	1,290,121

Total assets	2,211,374

Liabilities:
Short-term borrowings	82,800
Long-term borrowings	952,932
Liabilities other than above	748,889

Total liabilities	1,784,621

Equity attributable to NHI shareholders	120,962

Noncontrolling interests of NLB(4)	22,397

Noncontrolling interests attributable to other than shareholders of NLB(5)	283,394

Acquisition costs and fair value of previously held equity investments in NLB and other newly consolidated subsidiaries	75,999

Goodwill	¥(44,963)

(1)	Valuation is based on the difference between the gross contractual amounts receivable of ¥54,131 million and the estimate of the contractual cash flows not expected to be collected of ¥108 million.
(2)	Includes finite-lived intangible assets related to client contracts and lease agreements which are amortized based on a weighted-average amortization period of nine years with no estimated residual value.
(3)	Includes real estate classified as held for sale.
(4)	Valuation is based on the acquisition cost of the Share Purchases.
(5)	Valuation is based on either the market value or the net asset value as of the date of acquisition.

Based on the Share Exchange Agreement, 118 common shares of the company were allotted and delivered for each share of NLB, and NLB became a wholly owned subsidiary of Nomura as of July 1, 2011. On the same day, the Company issued 103,429,360 common shares. In addition, the common shares of NLB which Nomura acquired through the Share Exchange Agreement include the shares that had been held by one of Nomura’s subsidiaries, Nomura Asset Management Co., Ltd., and the acquisition of those shares is accounted for as a transaction between entities under common control.

The following selected (unaudited) pro-forma financial information presents revenue and net income (loss) amounts as if the acquisitions occurred on April 1, 2010.

Millions of yen, except per share data
Six months ended September 30, 2011
Total revenue	¥847,892
Net income (loss) attributable to NHI shareholders	¥(52,359)
Basic net income (loss) attributable to NHI shareholders per share	(14.44)
Diluted net income (loss) attributable to NHI shareholders per share	(14.44)

Other Assets-Other / Other Liabilities	6 Months Ended
Sep. 30, 2012
Other assets-Other / Other liabilities

10. Other assets—Other / Other liabilities:

The following table sets forth Other assets—Other and Other liabilities in the consolidated balance sheets by type.

	Millions of yen
	March 31, 2012	September 30, 2012
Other assets—Other:
Securities received as collateral	¥92,743	¥256,334
Goodwill and other intangible assets(1)	160,227	141,071
Deferred tax assets	201,244	166,720
Investments in equity securities for other than operating purposes	113,006	96,047
Other(2)	907,903	851,454

Total	¥1,475,123	¥1,511,626

Other liabilities:
Obligation to return securities received as collateral	¥92,743	¥256,334
Accrued income taxes	16,169	14,325
Other accrued expenses and provisions	378,957	318,076
Other(3)	678,032	660,348

Total	¥1,165,901	¥1,249,083

(1)	For the six months ended September 30, 2012, Nomura recognized impairment loss on goodwill relating to Wholesale Division of ¥8,293 million within Non-interest expenses—Other in the consolidated statements of income, due to decline in fair value of a reporting unit in Wholesale Division caused by prolonged economic downturn. The fair value was determined based on DCF.
(2)	Includes real estate classified as held for sale which is carried at the lower of net book value or fair value less cost to sell.
(3)	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. The amounts of carrying values are ¥292,120 million and ¥290,342 million and estimated fair values are ¥294,242 million and ¥295,179 million, as of March 31, 2012 and as of September 30, 2012, respectively. The fair value is estimated by discounting future cash flows and it would be generally classified as Level 3.

Earnings Per Share	6 Months Ended
Sep. 30, 2012
Earnings per share

11. Earnings per share:

A reconciliation of the amounts and the numbers used in the calculation of net income (loss) attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2011	2012
Basic—
Net income (loss) attributable to NHI shareholders	¥(28,321)	¥4,700
Weighted average number of shares outstanding	3,627,116,186	3,682,504,520
Net income (loss) attributable to NHI shareholders per share	¥(7.81)	¥1.28

Diluted—
Net income (loss) attributable to NHI shareholders	¥(28,326)	¥4,678
Weighted average number of shares outstanding	3,626,187,054	3,746,279,139
Net income (loss) attributable to NHI shareholders per share	¥(7.81)	¥1.25

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2011	2012
Basic—
Net income (loss) attributable to NHI shareholders	¥(46,092)	¥2,809
Weighted average number of shares outstanding	3,645,882,160	3,691,932,626
Net income (loss) attributable to NHI shareholders per share	¥(12.64)	¥0.76

Diluted—
Net income (loss) attributable to NHI shareholders	¥(46,096)	¥2,793
Weighted average number of shares outstanding	3,643,409,618	3,755,137,084
Net income (loss) attributable to NHI shareholders per share	¥(12.65)	¥0.74

Net income (loss) attributable to NHI shareholders is adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the six and three months ended September 30, 2011 and 2012, arising from options to purchase common shares issued by subsidiaries and affiliates.

The weighted average number of shares used in the calculation of diluted EPS reflects the decrease in potential common shares arising from stock-based compensation plans issued by the Company that would have minimal impact on EPS for the six and three months ended September 30, 2011. The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential common shares arising from stock-based compensation plans issued by the Company that would have minimal impact on EPS for the six and three months ended September 30, 2012.

Antidilutive stock options to purchase 103,395,500 common shares and 101,183,700 common shares for the six and three months ended September 30, 2011, respectively, were not included in the computation of diluted EPS. Antidilutive stock options to purchase 13,776,300 common shares and 22,980,700 common shares were not included in the computation of diluted EPS for the six and three months ended September 30, 2012, respectively.

Employee Benefit Plans	6 Months Ended
Sep. 30, 2012
Employee benefit plans

12. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.

Net periodic benefit cost

The net periodic benefit cost of the defined benefit plans includes the following components.

Japanese entities’ plans—

	Millions of yen
	Six months ended September 30
	2011	2012
Service cost	¥4,001	¥4,608
Interest cost	2,162	2,148
Expected return on plan assets	(1,566)	(2,043)
Amortization of net actuarial losses	1,579	1,738
Amortization of prior service cost	(573)	(771)

Net periodic benefit cost	¥5,603	¥5,680

	Millions of yen
	Three months ended September 30
	2011	2012
Service cost	¥2,011	¥2,396
Interest cost	1,081	1,074
Expected return on plan assets	(783)	(1,022)
Amortization of net actuarial losses	790	869
Amortization of prior service cost	(286)	(384)

Net periodic benefit cost	¥2,813	¥2,933

Nomura also recognized net periodic benefit cost of plans other than Japanese entities’ plans, which are not significant.

Restructuring Initiatives	6 Months Ended
Sep. 30, 2012
Restructuring initiatives

13. Restructuring initiatives:

In anticipation of an ongoing environment of economic uncertainty, Nomura has undertaken group-wide restructuring initiatives primarily focusing on the Wholesale Division to improve profitability, select accretive businesses aligned with market conditions and allocate business resources to growth regions accordingly since the three month period ended December 31, 2011.

As a result of these restructuring initiatives, Nomura recognized ¥12,769 million of restructuring costs in total as of September 30, 2012 and ¥372 million for the six months ended September 30, 2012. These primarily comprise employee termination costs reported within Non-interest expenses—Compensation and benefits in the consolidated statements of income. Nomura did not have any restructuring costs in connection with these restructuring initiatives for the three months ended September 30, 2012. Liabilities relating to restructuring costs were ¥7,083 million and ¥2,803 million as of March 31, 2012 and September 30, 2012, respectively. For the six months ended September 30, 2012, ¥4,652 million had been settled.

These restructuring initiatives are scheduled to be completed during the year ending March 31, 2013, however, the amount of costs to be incurred going forward is not expected to be material.

In addition to the restructuring initiatives described above, Nomura has commenced a cost reduction program focusing on the Wholesale Division to revise business models and increase business efficiencies since the three month period ended September 30, 2012.

As a result of the restructuring program, Nomura recognized ¥6,749 million of restructuring costs for the three months ended September 30, 2012. These primarily are included within Non-interest expenses—Compensation and benefits in the consolidated statements of income. Liabilities relating to restructuring costs were ¥6,427 million as of September 30, 2012. For the three months ended September 30, 2012, ¥322 million had been settled.

The restructuring program is scheduled to be completed during the year ending March 31, 2014, however the total costs to be incurred going forward are currently under evaluation.

Income Taxes	6 Months Ended
Sep. 30, 2012
Income taxes

14. Income taxes:

Effective statutory tax rates were 41% for the six and three months ended September 30, 2011 and 38% for the six and three months ended September 30, 2012. Due to the revisions of domestic tax laws during the third quarter ended December 31, 2011, effective statutory tax rates are 38% for the fiscal years beginning between April 1, 2012 and March 31, 2015, and 36% thereafter.

For the six months ended September 30, 2011, the difference between the domestic statutory tax rate of approximately 41% and the effective tax rate of negative 155.2% was mainly due to an increase in valuation allowance of foreign subsidiaries, whereas non-taxable revenues increased the effective tax rate. For the three months ended September 30, 2011, the difference between the domestic statutory tax rate of approximately 41% and the effective tax rate of 0.8% was mainly due to an increase in valuation allowance of foreign subsidiaries.

For the six months ended September 30, 2012, the difference between the effective statutory tax rate of approximately 38% and the effective tax rate of 79.2% was mainly due to non-deductible expenses, different tax rates and changes in effective statutory tax rates applicable to income (loss) of foreign subsidiaries, whereas non-taxable revenues and a decrease in valuation allowance of foreign subsidiaries reduced the effective tax rate. For the three months ended September 30, 2012, the difference between the effective statutory tax rate of approximately 38% and the effective tax rate of 84.9% was mainly due to different tax rates and changes in effective statutory tax rates applicable to income (loss) of foreign subsidiaries, whereas non-taxable revenues and a decrease in valuation allowance of foreign subsidiaries reduced the effective tax rate.

Commitments, Contingencies And Guarantees	6 Months Ended
Sep. 30, 2012
Commitments, contingencies and guarantees

15. Commitments, contingencies and guarantees:

Commitments—

Credit and investment commitments

In connection with its banking and financing activities, Nomura provides commitments to extend credit which generally have fixed expiration dates. In connection with its investment banking activities, Nomura enters into agreements with clients under which Nomura commits to underwrite notes that may be issued by the clients. The outstanding commitments under these agreements are included in below commitments to extend credit.

Nomura has commitments to invest in various partnerships and other entities, primarily in connection with its merchant banking activities, and also has commitments to provide financing for investments related to these partnerships. The outstanding commitments under these agreements are included in commitments to invest in partnerships.

Certain consolidated VIEs which are engaged in the aircraft leasing business have commitments to purchase aircraft. The outstanding commitments under these agreements are included in commitments to purchase aircraft.

These commitments outstanding were as follows:

	Millions of yen
	March 31, 2012	September 30, 2012
Commitments to extend credit	¥332,009	¥340,719
Commitments to invest in partnerships	28,825	24,073
Commitments to purchase aircraft	52,411	39,009

As of September 30, 2012, these commitments had the following maturities:

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥340,719	¥106,271	¥39,948	¥130,344	¥64,156
Commitments to invest in partnerships	24,073	60	15,503	2,485	6,025
Commitments to purchase aircraft	39,009	23,821	15,188	—	—

The contractual amounts of these commitments to extend credit represent the amounts at risk should the contracts be fully drawn upon, should the counterparties default, and assuming the value of any existing collateral becomes worthless. The total contractual amount of these commitments may not represent future cash requirements since the commitments may expire without being drawn upon. The credit risk associated with these commitments varies depending on the clients’ creditworthiness and the value of collateral held. Nomura evaluates each client’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by Nomura upon extension of credit, is based on credit evaluation of the counterparty.

Other commitments

The amounts of commitments to purchase real estate for sale and rental were ¥234,400 million as of March 31, 2012 and ¥257,519 million as of September 30, 2012. The amount as of September 30, 2012 included ¥157,133 million with maturities of less than 1 year and ¥100,386 million with maturities of 1 to 5 years.

Contingencies—

Investigations, lawsuits and other legal proceedings

In the normal course of business as a global financial services entity, Nomura is involved in investigations, lawsuits and other legal proceedings and, as a result, may suffer loss from any fine, penalties or damages awarded against Nomura, any settlements Nomura chooses to make to resolve a matter, and legal and other advisory costs incurred to support and formulate a defense.

The ability to predict the outcome of these actions and proceedings is inherently difficult, particularly where claimants are seeking substantial or indeterminate damages, where investigations and legal proceedings are at an early stage, where the matters present novel legal theories or involve a large number of parties, or which take place in foreign jurisdictions with complex or unclear laws.

The Company regularly evaluates each legal proceeding and claim on a case-by-case basis in consultation with external legal counsel to assess whether an estimate of possible loss or range of loss can be made, if accruals are not appropriate. In accordance with ASC 450 “Contingencies” (“ASC 450”), the Company recognizes a liability for this risk of loss arising on each individual matter when a loss is probable and the amount of such loss or range of loss can be reasonably estimated. The amount recognized as a liability is reviewed at least quarterly and is revised when further information becomes available. If these criteria are not met for an individual matter, such as if an estimated loss is only reasonably possible rather than probable, no liability is recognized. However, where a material loss is reasonably possible, the Company discloses details of the legal proceeding or claim below. Under ASC 450 an event is defined as reasonably possible if the chance of the loss to the Company is more than remote but less than probable.

The most significant actions and proceedings against Nomura are summarized below. The Company believes that, based on current information available as of the date of these interim consolidated financial statements, the ultimate resolution of these actions and proceedings will not be material to the Company’s financial condition. However, an adverse outcome in certain of these matters could have a material adverse effect on the consolidated results of operations or cash flows in a particular quarter or annual period.

For those significant actions and proceedings described below where the counterparty has alleged a specific amount of damages, the Company currently estimates that the reasonably possible for the matter would not exceed the amount specified in each case. For each of these matters, the specific amount alleged (which is the Company’s current estimate of the maximum reasonably possible loss) is indicated in the description of the matter below.

For certain other significant actions and proceedings described below, management is unable to provide an estimate of the reasonably possible loss or range of reasonably possible losses because, among other reasons, (i) the proceedings are at such an early stage there is not enough information available to assess whether the stated grounds for the claim are viable; (ii) damages have not been identified by the claimant; (iii) damages are unsupported and/or exaggerated; (iv) there is uncertainty as to the outcome of pending appeals or motions; (v) there are significant legal issues to be resolved that may be dispositive, such as the applicability of statutes of limitations; and/or (vi) there are novel or unsettled legal theories underlying the claims.

In January 2008, Nomura International plc (“NIP”) was served with a tax notice issued by the tax authorities in Pescara, Italy alleging breaches by NIP of the U.K.-Italy Double Taxation Treaty of 1998 (the “Tax Notice”). The alleged breaches relate to payments to NIP of tax credits on dividends on Italian shares. The Tax Notice not only denies certain payments to which NIP claims to be entitled but is also seeking reimbursement of approximately EUR 33.8 million, plus interest, already refunded. NIP continues to vigorously challenge the Pescara Tax Court’s decisions in favor of the local tax authorities. The specified amount alleged is the Company’s current estimate of the maximum reasonably possible loss from this matter.

In April 2010, Lehman Brothers Holdings Inc. and Lehman Brothers Special Financing Inc. (collectively, “Lehman Inc.”) commenced proceedings in the U.S. Bankruptcy Court in New York objecting to the proof of claims filed by the Company’s subsidiary, Nomura Securities Co., Ltd. (“NSC”) in respect of swaps and other derivative transactions in the total amount of approximately $37 million, and affirmatively sought recovery of damages. On August 21, 2012, the parties filed a stipulation dismissing with prejudice the proceedings and resolving the claim.

In October 2010 and June 2012, two actions were brought against NIP, seeking recovery of payments allegedly made to NIP by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. (collectively, the “Fairfield Funds”), which are now in liquidation and were feeder funds to Bernard L. Madoff Investment Securities LLC (under the liquidation with its trustee’s on-going recovery procedure pursuant to the Securities Investor Protection Act in the U.S. since December 2008). The first suit was brought by the liquidators of the Fairfield Funds. It was filed on October 5, 2010 in the Supreme Court of the State of New York, but was subsequently removed to U.S. Bankruptcy Court, where it is presently pending. The second suit was brought by the Madoff Trustee. NIP was added as a defendant in June 2012 when the Madoff Trustee filed an amended complaint in U.S. Bankruptcy Court. Both actions seek to recover approximately $35 million. The $35 million amount is Nomura’s current estimate of the maximum reasonably possible loss from this matter.

In March 2011, PT Bank Mutiara Tbk. (“Bank Mutiara”) commenced proceedings in the Commercial Court of the Canton of Zurich against a special purpose company (“SPC”) established at the request of NIP. These are proceedings to challenge the SPC’s rights over approximately $156 million in an account held in Switzerland. The SPC has a security interest over the money pursuant to a loan facility with a third party. The SPC does not believe that Bank Mutiara has any enforceable security interest over the funds and is seeking release of the monies.

In April 2011, the Federal Home Loan Bank of Boston (“FHLB-Boston”) commenced proceedings in the Superior Court of Massachusetts against numerous sponsors, issuers and underwriters of residential mortgage-backed securities (“MBS”), and their controlling persons, including certain of the Company’s U.S. subsidiaries. The action alleges that FHLB-Boston purchased residential MBS issued by a U.S. subsidiary of the Company for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders and the characteristics of the loans underlying the securities. FHLB-Boston seeks rescission of its purchases or compensatory damages pursuant to state law. FHLB-Boston alleges that it purchased certificates in four offerings issued by a U.S. subsidiary of the Company but does not specify the amount of its purchases or the amount of any alleged losses. Due to the lack of information at this early stage of the litigation and the uncertainties involved, including lack of information concerning the alleged purchases by the plaintiff, and uncertainties concerning significant legal issues that may be dispositive, the Company cannot provide an estimate of reasonably possible loss related to this matter at this time.

In July 2011, the National Credit Union Administration Board (“NCUA”) commenced proceedings in the United States District Court for the Central District of California as liquidating agent of Western Corporate Federal Credit Union (“Wescorp”) against various sponsors, issuers and underwriters of residential MBS purchased by Wescorp. The complaint alleges that Wescorp purchased residential MBS issued by certain of the Company’s U.S. subsidiaries, among others, for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders. The complaint alleges that Wescorp purchased certificates in two offerings in which a U.S. subsidiary of the Company was the issuer in the original principal amount of approximately $83 million and seeks rescission of its purchases or compensatory damages. The court has issued tentative rulings which would result in dismissal of certain of NCUA’s claims, but no order has yet been entered. Due to the legal uncertainties involved, as well as the lack of any discovery concerning the facts, the Company cannot provide an estimate of reasonably possible loss related to this matter at this time.

In September 2011, the Federal Housing Finance Agency (“FHFA”), as conservator for the government sponsored enterprises, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation (the “GSEs”), commenced proceedings in the United States District Court for the Southern District of New York against numerous sponsors, issuers and underwriters of residential MBS, and their controlling persons, including certain of the Company’s U.S. subsidiaries. The action alleges that the GSEs purchased residential MBS issued by certain of the Company’s subsidiaries in the U.S. for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders and the characteristics of the loans underlying the securities. FHFA alleges that the GSEs purchased certificates in seven offerings in which a U.S. subsidiary of the Company was the issuer in the original principal amount of approximately $2,046 million and seeks rescission of its purchases or compensatory damages. The court has denied the motion to dismiss filed by the Company’s subsidiaries, but an issue that would resolve a substantial part of the action is the subject of an interlocutory appeal to the United States Court of Appeals for the Second Circuit. Due to the lack of factual information at this early stage of the litigation and the legal uncertainties involved, the Company cannot provide an estimate of reasonably possible loss related to this matter at this time.

In October 2011, the NCUA commenced proceedings in the United States District Court for the District of Kansas as liquidating agent of U.S. Central Federal Credit Union (“U.S. Central”) against various sponsors, issuers and underwriters of residential MBS purchased by U.S. Central, including a U.S. subsidiary of the Company. The complaint alleges that U.S. Central purchased residential MBS issued by the Company subsidiary, among others, for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders. The complaint against the U.S. subsidiary alleges that U.S. Central purchased certificates in one offering in which the subsidiary was the issuer in the original principal amount of approximately $50 million and seeks rescission of its purchases or compensatory damages. The court denied, in part, motions to dismiss filed by the defendants, but has certified for interlocutory appeal an issue that would substantially resolve the action in defendant’s favor. Due to the lack of factual information at this early stage of the litigation and the legal uncertainties involved, the Company cannot provide an estimate of reasonably possible loss related to this matter at this time.

In November 2011, NIP was served with a claim filed by the trustee (the “Madoff Trustee”) appointed for the liquidation of Bernard L. Madoff Investment Securities LLC (“BLMIS”) in the United States Bankruptcy Court Southern District of New York. This is a clawback action similar to claims filed by the Madoff Trustee against numerous other institutions. The Madoff Trustee alleges that NIP received redemptions from BLMIS feeder fund, Harley International (Cayman) Limited in the six years prior to December 11, 2008 (the date proceedings were commenced against BLMIS) and that these are avoidable and recoverable under the U.S. Bankruptcy Code and New York law. The amount that the Madoff Trustee is currently seeking to recover from NIP is approximately $21 million. The specified amount alleged is the Company’s current estimate of the maximum reasonably possible loss from this matter.

In August 2012, The Prudential Insurance Company of America, Commerce Street Investments, LLC, Pru Alpha Fixed Income Opportunity Master Fund I, L.P., and Prudential Trust Company filed several complaints in the Superior Court of New Jersey against various issuers, sponsors and underwriters of residential MBS, including an action against certain of the Company’s U.S. subsidiaries. The action against the U.S. subsidiaries has been removed to federal court. The complaint alleges that plaintiffs purchased over $183 million in residential mortgage-backed securities from five different offerings in which subsidiaries of the Company were involved. Plaintiffs allege that the subsidiaries of the Company made material misrepresentations that were fraudulent regarding the underwriting practices and quality of the loans making up the securities. Plaintiffs allege causes of action for fraud, aiding and abetting fraud, negligent misrepresentation, and New Jersey Civil RICO, and seek to recover, among other things, compensatory and treble damages. Due to the lack of information at this early stage of the litigation and the legal uncertainties involved, the Company cannot provide an estimate of reasonably possible loss related to this matter at this time.

NSC is the leading securities firm in Japan with approximately five million client accounts. Accordingly, with a significant number of client transactions, NSC is from time to time party to various Japanese civil litigation and other dispute resolution proceedings with clients relating to investment losses. Among these includes an action commenced against NSC in April 2012 by a large account corporate client seeking ¥5,102 million in damages for losses on the pre-maturity cash out of 16 series of currency-linked structured notes purchased from NSC between 2003 and 2008. The plaintiff alleges among other things, insufficient explanation in the sale of the structured notes by NSC. NSC believes these allegations are without merit. The specified amount alleged is the Company’s current estimate of the maximum reasonably possible loss from this matter.

The Company supports the position of its subsidiaries in each of these claims.

Other mortgage-related contingencies in the U.S.

Certain of the Company’s subsidiaries in the U.S. securitized mortgage loans in the form of MBS. These subsidiaries did not generally originate mortgage loans, but purchased mortgage loans from third-party loan originators (the “originators”). In connection with such purchases, these subsidiaries received loan level representations from the originators. In connection with the securitizations, the relevant subsidiaries provided loan level representations and warranties of the type generally described below, which mirror the representations the subsidiaries received from the originators.

The loan level representations made in connection with the securitization of mortgage loans were generally detailed representations applicable to each loan and addressed characteristics of the borrowers and properties. The representations included, but were not limited to, information concerning the borrower’s credit status, the loan-to-value ratio, the owner occupancy status of the property, the lien position, the fact that the loan was originated in accordance with the originator’s guidelines, and the fact that the loan was originated in compliance with applicable laws. Certain of the MBS issued by the subsidiaries were structured with credit protection provided to specified classes of certificates by monoline insurers.

The relevant subsidiaries have received claims demanding the repurchase of certain loans from trustees of various securitization trusts, made at the instance of one or more investors, and from certificate insurers. It is our policy to review each claim that has been received, and the subsidiaries have contested those claims believed to be without merit or have agreed to repurchase certain loans (or to otherwise compensate the issuing trust) for those claims that the subsidiaries have determined to have merit. In several instances, following the rejection of repurchase demands investors have instituted breach of contract claims through the trustees. These breach of contract claims, which seek to enforce the repurchase demands made, are at a very early stage, and in many cases claims have been filed but not served.

The Company cannot provide an estimate of reasonably possible loss relating to the existing unresolved demands or the likelihood of additional breach of representation claims at this time due to the uncertainties involved. Specifically, macroeconomic conditions, including the unemployment rate, affect the rate of defaults in residential mortgages. Further, the Company’s exposure with respect to such claims is influenced by the particular originators which underwrote the loans at issue, the particular representations made (which were not uniform across all securitizations), and fluctuations in values in the residential real estate markets which affect the loss severity for defaulting loans. As at December 14, 2012, the subsidiaries have received loan repurchase claims of $5,435 million that are unresolved. Further, due to the lack of factual information at this early stage and the legal uncertainties involved, the Company cannot provide an estimate of reasonably possible loss related to breach of contract claims arising from rejected repurchase demands.

Guarantees—

ASC 460 “Guarantees” specifies the disclosures to be made in regards to obligations under certain issued guarantees and requires a liability to be recognized for the fair value of a guarantee obligation at inception.

In the normal course of business, Nomura enters into various guarantee arrangements with counterparties in the form of standby letters of credit and other guarantees, which generally have a fixed expiration date.

In addition, Nomura enters into certain derivative contracts that meet the accounting definition of a guarantee, namely derivative contracts that contingently require a guarantor to make payment to a guaranteed party based on changes in an underlying that relate to an asset, liability or equity security held by a guaranteed party. Since Nomura does not track whether its clients enter into these derivative contracts for speculative or hedging purposes, Nomura has disclosed below information about derivative contracts that could meet the accounting definition of guarantees.

For information about the maximum potential amount of future payments that Nomura could be required to make under certain derivatives, the notional amount of contracts has been disclosed. However, the maximum potential payout for certain derivative contracts, such as written interest rate caps and written currency options, cannot be estimated, as increases in interest or foreign exchange rates in the future could be theoretically unlimited.

Nomura records all derivative contracts at fair value on its consolidated balance sheets. Nomura believes the notional amounts generally overstate its risk exposure. Since the derivative contracts are accounted for at fair value, carrying value is considered the best indication of payment and performance risk for individual contracts.

The following table presents information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees:

	Millions of yen
	March 31, 2012		September 30, 2012
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)(2)	¥3,997,315	¥107,572,427	¥3,547,446	¥96,645,286
Standby letters of credit and other guarantees(3)	264	21,674	238	28,919

(1)	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
(3)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2012 is ¥6,377 million and as of September 30, 2012 is ¥5,634 million.

The following table presents maturity information on Nomura’s derivative contracts that could meet the definition of a guarantee and standby letters of credit and other guarantees as of September 30, 2012:

	Millions of yen
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥3,547,446	¥96,645,286	¥26,217,815	¥25,301,347	¥11,272,605	¥33,853,519
Standby letters of credit and other guarantees	238	28,919	20,835	138	684	7,262

Segment And Geographic Information	6 Months Ended
Sep. 30, 2012
Segment and geographic information

16. Segment and geographic information:

Operating segments—

Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management and the Wholesale segments. Nomura structures its business segments based upon the nature of main products and services, its client base and its management structure.

The accounting policies for segment information materially follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in Income (loss) before income taxes, is excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “Other”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management. In accordance with the realignment in April 2012, certain prior period amounts of Wholesale and Other have been reclassified to conform to the current period presentation.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2011
Non-interest revenue	¥176,685	¥33,110	¥154,857	¥203,469	¥568,121
Net interest revenue	1,484	1,684	66,675	(2,371)	67,472

Net revenue	178,169	34,794	221,532	201,098	635,593
Non-interest expenses	145,426	22,635	308,103	166,064	642,228

Income (loss) before income taxes	¥32,743	¥12,159	¥(86,571)	¥35,034	¥(6,635)

Six months ended September 30, 2012
Non-interest revenue	¥161,906	¥30,677	¥190,228	¥315,673	¥698,484
Net interest revenue	1,591	1,180	68,749	(5,103)	66,417

Net revenue	163,497	31,857	258,977	310,570	764,901
Non-interest expenses	140,347	21,927	267,335	286,241	715,850

Income (loss) before income taxes	¥23,150	¥9,930	¥(8,358)	¥24,329	¥49,051

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2011
Non-interest revenue	¥83,044	¥16,012	¥46,072	¥127,792	¥272,920
Net interest revenue	936	(61)	35,498	(5,343)	31,030

Net revenue	83,980	15,951	81,570	122,449	303,950
Non-interest expenses	73,250	11,238	152,223	109,510	346,221

Income (loss) before income taxes	¥10,730	¥4,713	¥(70,653)	¥12,939	¥(42,271)

Three months ended September 30, 2012
Non-interest revenue	¥80,192	¥15,446	¥103,974	¥156,423	¥356,035
Net interest revenue	594	(7)	33,120	(420)	33,287

Net revenue	80,786	15,439	137,094	156,003	389,322
Non-interest expenses	69,824	10,879	136,901	148,658	366,262

Income (loss) before income taxes	¥10,962	¥4,560	¥193	¥7,345	¥23,060

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in the “Other” column.

The following tables present the major components of income (loss) before income taxes in “Other.”

	Millions of yen
	Six months ended September 30
	2011	2012
Net gain (loss) related to economic hedging transactions	¥2,716	¥(267)
Realized gain (loss) on investments in equity securities held for operating purposes	498	(123)
Equity in earnings of affiliates	5,445	4,619
Corporate items(1)	4,002	(420)
Other(2)	22,373	20,520

Total	¥35,034	¥24,329

	Millions of yen
	Three months ended September 30
	2011	2012
Net gain (loss) related to economic hedging transactions	¥4,221	¥964
Realized gain (loss) on investments in equity securities held for operating purposes	(183)	613
Equity in earnings of affiliates	1,970	3,346
Corporate items	(8,616)	(7,044)
Other(2)	15,547	9,466

Total	¥12,939	¥7,345

(1)	Includes the gain due to the business combination with NLB in Corporate items for the six months ended September 30, 2011.
(2)	Includes the impact of Nomura’s own creditworthiness in the financial liabilities and derivative liabilities for which the fair value option was elected.

The table below presents reconciliation of the combined business segments’ results included in the preceding table to Nomura’s reported net revenue, non-interest expenses and income (loss) before income taxes in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2011	2012
Net revenue	¥635,593	¥764,901
Unrealized gain (loss) on investments in equity securities held for operating purposes	(3,639)	6,032

Consolidated net revenue	¥631,954	¥770,933

Non-interest expenses	¥642,228	¥715,850
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥642,228	¥715,850

Income (loss) before income taxes	¥(6,635)	¥49,051
Unrealized gain (loss) on investments in equity securities held for operating purposes	(3,639)	6,032

Consolidated income (loss) before income taxes	¥(10,274)	¥55,083

	Millions of yen
	Three months ended September 30
	2011	2012
Net revenue	¥303,950	¥389,322
Unrealized gain (loss) on investments in equity securities held for operating purposes	(2,361)	12,357

Consolidated net revenue	¥301,589	¥401,679

Non-interest expenses	¥346,221	¥366,262
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥346,221	¥366,262

Income (loss) before income taxes	¥(42,271)	¥23,060
Unrealized gain (loss) on investments in equity securities held for operating purposes	(2,361)	12,357

Consolidated income (loss) before income taxes	¥(44,632)	¥35,417

Geographic information—

Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the United States and the United Kingdom, respectively. Net revenue and long-lived assets have been allocated based on transactions with external customers while income (loss) before income taxes have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2011	2012
Net revenue(1):
Americas	¥60,609	¥101,310
Europe	94,520	79,287
Asia and Oceania	16,224	16,382

Subtotal	171,353	196,979
Japan	460,601	573,954

Consolidated	¥631,954	¥770,933

Income (loss) before income taxes:
Americas	¥(27,014)	¥21,857
Europe	(47,324)	(56,690)
Asia and Oceania	(10,831)	(6,826)

Subtotal	(85,169)	(41,659)
Japan	74,895	96,742

Consolidated	¥(10,274)	¥55,083

	Millions of yen
	Three months ended September 30
	2011 (Restated(2))	2012
Net revenue(1):
Americas	¥23,903	¥59,878
Europe	45,449	26,988
Asia and Oceania	6,392	8,695

Subtotal	75,744	95,561
Japan	225,845	306,118

Consolidated	¥301,589	¥401,679

Income (loss) before income taxes:
Americas(2)	¥(25,678)	¥15,604
Europe	(15,595)	(40,255)
Asia and Oceania	(9,308)	(4,951)

Subtotal(2)	(50,581)	(29,602)
Japan(2)	5,949	65,019

Consolidated	¥(44,632)	¥35,417

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Nomura corrected the allocation of expenses of ¥1,837 million from Japan to the Americas for the three months ended September 30, 2011. The correction has no impact on Income (loss) before income taxes as set forth in the consolidated statements of income.

	Millions of yen
	March 31, 2012	September 30, 2012
Long-lived assets:
Americas	¥94,698	¥93,761
Europe	114,195	99,728
Asia and Oceania	23,892	20,541

Subtotal	232,785	214,030
Japan	973,711	994,918

Consolidated	¥1,206,496	¥1,208,948

Supplementary Subsidiary Guarantee Information Required Under SEC Rules	6 Months Ended
Sep. 30, 2012
Supplementary subsidiary guarantee information required under sec rules

17. Supplementary subsidiary guarantee information required under SEC rules:

The Company provides several guarantees of borrowings of its subsidiaries. The Company has fully and unconditionally guaranteed the securities issued or to be issued by Nomura America Finance LLC, which is an indirect, wholly owned finance subsidiary of the Company.

Subsequent Events	6 Months Ended
Sep. 30, 2012
Subsequent events

18. Subsequent events:

Disposal of a private equity investment

In November 2012, Nomura International plc, our wholly owned subsidiary, entered into an agreement to sell its investment in Annington Homes to a fund managed by UK private equity firm Terra Firma, which currently manages the investment on behalf of Nomura. The agreement was subject to certain conditions precedent which have been satisfied, and the sale was completed on December 13, 2012. The investment in Annington Homes is carried at fair value with changes in fair value recognized through earnings, and Nomura expects to recognize significant additional revenue from adjusting the carrying value of the investment to approximately ¥115 billion in the third quarter ending December 31, 2012 as the conditions precedent were satisfied and upon completion of the sale. Nomura also expects to derecognize the investment from its consolidated balance sheet on the date of sale in the third quarter ending December 31, 2012. The fair value of the investment as of September 30, 2012 was ¥97.6 billion (see “Operating and Financial Review and Prospects—Private Equity Business—Terra Firma Investments” above) and has not been adjusted to reflect the sale price achieved after September 30, 2012 because the conditions precedent in the sale agreement had not been fulfilled as of September 30, 2012.

Summary Of Accounting Policies (Policies)	6 Months Ended
Sep. 30, 2012
Description of business

Description of business—

Nomura Holdings, Inc. (the “Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these interim consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura is engaged in the sales and trading of debt and equity securities and currencies on a global basis to various institutions, provides investment banking services such as the underwriting of bonds and equities as well as mergers and acquisitions and financial advice and invests in private equity businesses and seeks to maximize returns on the investments by increasing the corporate value of investee companies.

The accounting and financial reporting policies of Nomura conform to U.S. generally accepted accounting principles (“U.S. GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form 20-F for the year ended March 31, 2012 as filed on June 27, 2012.

New accounting pronouncements recently adopted

New accounting pronouncements recently adopted—

No new accounting pronouncements relevant to Nomura were adopted during the three months ended September 30, 2012.

The following new accounting pronouncements relevant to Nomura have been adopted during the three months ended June 30, 2012:

Goodwill impairment testing

In September 2011, the Financial Accounting Standards Board (“FASB”) issued amendments to Accounting Standard Codification™ (“ASC”) 350 “Intangibles—Goodwill and Other” (“ASC 350”) through issuance of Accounting Standard Update (“ASU”) 2011-08 “Testing Goodwill for Impairment” (“ASU 2011-08”). These amendments simplify goodwill impairment testing by permitting an entity to initially assess qualitatively whether it is necessary to perform the current quantitative two-step goodwill impairment test required by ASC 350. If an entity determines that it is not more-likely-than-not (i.e. greater than 50%) that a reporting unit’s fair value is less than its carrying amount, the quantitative test is not required.

ASU 2011-08 is effective prospectively for goodwill impairment tests performed in fiscal years beginning after December 15, 2011 with early adoption permitted.

Nomura adopted ASU 2011-08 from April 1, 2012. Because the amendments only simplify when a quantitative test is required rather than change the quantitative test itself, these amendments did not have a material impact on these interim consolidated financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued amendments to ASC 220 “Comprehensive Income” (“ASC 220”) through issuance of ASU 2011-05 “Presentation of Comprehensive Income” (“ASU 2011-05”). These amendments revise the manner in which entities present comprehensive income in their financial statements. The amendments remove certain presentation options in ASC 220 and require entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.

ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with early adoption permitted.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”) which deferred certain aspects of ASU 2011-05.

Nomura adopted ASU 2011-05 from April 1, 2012 excluding those aspects that are deferred by ASU 2011-12. Because these amendments only change how comprehensive income is presented within these interim consolidated financial statements rather than changing whether an item must be reported in other comprehensive income or when an item of other comprehensive income is reclassified to earnings, these amendments did not have a material impact on these interim consolidated financial statements.

Future accounting developments

Future accounting developments—

The following new accounting pronouncements relevant to Nomura will be adopted in future periods:

Testing indefinite-lived intangible assets for impairment

In July 2012, the FASB issued ASU 2012-02 “Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”). These amendments simplify indefinite-lived intangible assets impairment testing by permitting an entity to initially assess qualitatively whether it is necessary to perform the current quantitative impairment test required by ASC 350. If an entity determines that it is not more-likely-than-not (i.e. greater than 50%) that an indefinite-lived intangible asset fair value is less than its carrying amount, the quantitative test is not required.

ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.

Nomura plans to adopt ASU 2012-02 from April 1, 2013. Because the amendments only simplify when a quantitative test is required rather than change the quantitative test itself, it is not expected to have a material impact on these interim consolidated financial statements.

Disclosures about offsetting assets and liabilities

In December 2011, the FASB issued amendments to ASC 210-20 “Balance Sheet—Offsetting” (“ASC 210-20”) through issuance of ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These amendments require an entity to disclose information about rights of offset and related arrangements to enable users of its financial statements to understand the effect or potential effect of those arrangements on its financial position.

ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 with required disclosures made retrospectively for all comparative periods presented.

Nomura will adopt ASU 2011-11 from April 1, 2013. Because these amendments only require enhanced disclosures rather than change the guidance around when assets and liabilities can be offset, they are not expected to have a material impact on these interim consolidated financial statements.

Fair Value Of Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2012
Fair value of financial assets and financial liabilities measured on recurring basis
	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2012
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥745	¥1,194	¥125	¥—	¥2,064
Private equity investments(3)	—	—	202	—	202
Japanese government securities	2,143	—	—	—	2,143
Japanese agency and municipal securities	—	151	10	—	161
Foreign government, agency and municipal securities	3,072	1,185	37	—	4,294
Bank and corporate debt securities and loans for trading purposes	—	1,276	62	—	1,338
Commercial mortgage-backed securities (“CMBS”)	—	135	8	—	143
Residential mortgage-backed securities (“RMBS”)	—	2,010	5	—	2,015
Mortgage and other mortgage-backed securities	—	1	91	—	92
Collateralized debt obligations (“CDO”) and other(4)	—	103	20	—	123
Investment trust funds and other	95	85	9	—	189

Total cash instruments	6,055	6,140	569	—	12,764

Derivative assets(5)
Equity contracts	584	937	82	—	1,603
Interest rate contracts	14	18,850	57	—	18,921
Credit contracts	0	1,650	214	—	1,864
Foreign exchange contracts	0	1,229	131	—	1,360
Commodity contracts	1	3	0	—	4
Netting	—	—	—	(22,392)	(22,392)

Total derivative assets	599	22,669	484	(22,392)	1,360

Subtotal	¥6,654	¥28,809	¥1,053	¥(22,392)	¥14,124

Loans and receivables(6)	—	447	11	—	458
Collateralized agreements(7)	—	752	—	—	752
Other assets
Non-trading debt securities	680	177	6	—	863
Other(3)	216	6	72	—	294

Total	¥7,550	¥30,191	¥1,142	¥(22,392)	¥16,491

Liabilities:
Trading liabilities
Equities	¥579	¥413	¥0	¥—	¥992
Japanese government securities	2,624	—	—	—	2,624
Foreign government, agency and municipal securities	1,800	490	—	—	2,290
Bank and corporate debt securities	—	233	1	—	234
Commercial mortgage-backed securities (“CMBS”)	—	1	—	—	1
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other(4)	—	0	—	—	0
Investment trust funds and other	43	3	—	—	46

Total cash instruments	5,046	1,140	1	—	6,187

Derivative liabilities(5)
Equity contracts	617	1,016	68	—	1,701
Interest rate contracts	12	18,708	96	—	18,816
Credit contracts	0	1,727	225	—	1,952
Foreign exchange contracts	0	1,297	113	—	1,410
Commodity contracts	1	4	0	—	5
Netting	—	—	—	(22,576)	(22,576)

Total derivative liabilities	630	22,752	502	(22,576)	1,308

Subtotal	¥5,676	¥23,892	¥503	¥(22,576)	¥7,495

Short-term borrowings(8)	—	153	0	—	153
Payables and deposits(9)	—	0	(0)	—	(0)
Collateralized financing(7)	—	307	—	—	307
Long-term borrowings(8)(10)(11)	154	1,549	(13)	—	1,690
Other liabilities(12)	93	4	—	—	97

Total	¥5,923	¥25,905	¥490	¥(22,576)	¥9,742

	Billions of yen
	September 30, 2012
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2012
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥969	¥817	¥121	¥—	¥1,907
Private equity investments(3)	—	—	188	—	188
Japanese government securities	3,100	—	—	—	3,100
Japanese agency and municipal securities	—	59	—	—	59
Foreign government, agency and municipal securities	2,694	1,241	49	—	3,984
Bank and corporate debt securities and loans for trading purposes	—	1,191	90	—	1,281
Commercial mortgage-backed securities (“CMBS”)	—	130	11	—	141
Residential mortgage-backed securities (“RMBS”)	—	2,115	5	—	2,120
Mortgage and other mortgage-backed securities	—	—	77	—	77
Collateralized debt obligations (“CDO”) and other(4)	—	106	11	—	117
Investment trust funds and other	233	29	10	—	272

Total cash instruments	6,996	5,688	562	—	13,246

Derivative assets(5)
Equity contracts	520	900	64	—	1,484
Interest rate contracts	15	20,112	163	—	20,290
Credit contracts	0	1,455	133	—	1,588
Foreign exchange contracts	—	1,122	16	—	1,138
Commodity contracts	0	1	0	—	1
Netting	—	—	—	(23,225)	(23,225)

Total derivative assets	535	23,590	376	(23,225)	1,276

Subtotal	¥7,531	¥29,278	¥938	¥(23,225)	¥14,522

Loans and receivables(6)	—	372	8	—	380
Collateralized agreements(7)	—	942	—	—	942
Other assets
Non-trading debt securities	365	451	4	—	820
Other(3)	355	11	81	—	447

Total	¥8,251	¥31,054	¥1,031	¥(23,225)	¥17,111

Liabilities:
Trading liabilities
Equities	¥804	¥50	¥0	¥—	¥854
Japanese government securities	2,111	—	—	—	2,111
Japanese agency and municipal securities	—	0	—	—	0
Foreign government, agency and municipal securities	1,986	346	—	—	2,332
Bank and corporate debt securities	—	207	0	—	207
Commercial mortgage-backed securities (“CMBS”)	—	2	—	—	2
Residential mortgage-backed securities (“RMBS”)	—	8	—	—	8
Investment trust funds and other	34	2	—	—	36

Total cash instruments	4,935	615	0	—	5,550

Derivative liabilities(5)
Equity contracts	590	981	49	—	1,620
Interest rate contracts	19	19,903	169	—	20,091
Credit contracts	0	1,566	135	—	1,701
Foreign exchange contracts	0	1,131	5	—	1,136
Commodity contracts	1	2	0	—	3
Netting	—	—	—	(23,297)	(23,297)

Total derivative liabilities	610	23,583	358	(23,297)	1,254

Subtotal	¥5,545	¥24,198	¥358	¥(23,297)	¥6,804

Short-term borrowings(8)	—	99	1	—	100
Payables and deposits(9)	—	0	(0)	—	(0)
Collateralized financing(7)	—	208	—	—	208
Long-term borrowings(8)(10)(11)	96	1,443	(14)	—	1,525
Other liabilities(12)	256	4	0	—	260

Total	¥5,897	¥25,952	¥345	¥(23,297)	¥8,897

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(6)	Includes loans for which the fair value option is elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
(8)	Includes structured notes for which the fair value option is elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option is elected.

Schedule of quantitative information regarding significant unobservable inputs and assumptions for certain Level 3 financial instruments
	March 31, 2012
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Unobservable inputs	Range of input values
Assets:
Trading assets and private equity investments
Equities	¥125	DCF	Credit spreads Liquidity discounts	6.5 – 7.5% 20.0 – 30.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	12.2 x 1.7 x 20.0%

		DCM	Capitalization rates	5.2 – 6.5%

Private equity investments	202	DCF	WACC Growth rates Operating margins Liquidity discounts	6.8 – 12.0% 0.0 – 2.0% 23.0% 0.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded values Liquidity discounts	4.3 – 12.6 x 12.9 x 0.5 – 0.7 x 0.5 x 0.0 – 50.0%

Japanese agency and municipal securities	10	DCF	Credit spreads	0.1%

Foreign government, agency and municipal securities	37	DCF	Credit spreads	0.6 – 17.0%

Bank and corporate debt securities and loans for trading purposes	62	DCF	Credit spreads	0.4 – 25.6%

Commercial mortgage-backed securities (“CMBS”)	8	DCF	Yields Prepayment rates Default probabilities Loss severities	3.0 – 24.5% 0.0 – 25.0% 0.0 – 60.0% 0.0 – 50.0%

Residential mortgage-backed securities (“RMBS”)	5	DCF	Yields Prepayment rates Default probabilities Loss severities	1.6 – 30.0% 1.0 – 5.0% 2.0 – 4.0% 20.0 – 40.0%

Mortgage and other mortgage-backed securities	91	DCF	Yields Default probabilities Loss severities	4.0 – 15.0% 24.0 – 65.0% 80.0 – 100.0%

		DCM	Capitalization rates	6.7 – 11.4%

Collateralized debt obligations (“CDO”) and other	20	DCF	Yields Prepayment rates Default probabilities Loss severities	12.0 – 30.0% 0.0 – 15.0% 1.5 – 3.0% 30.0 – 60.0%

Investment trust funds and other	9	DCF	Credit spreads Correlations	0.0 – 13.6% 0.50 – 0.70

Derivatives, net:
Equity contracts	14	Option models	Dividend yield Volatilities Correlations	0.1 – 13.5% 12.1 – 65.1% (0.95) – 0.94

Interest rate contracts	(39)	DCF	Forward FX rates Interest rates Volatilities Correlations	53.2 – 105.4 0.8 – 4.7% 5.5 – 121.0% (0.55) – 1.00

Credit contracts	(11)	DCF	Credit spreads Recovery rates Volatilities Correlations	1.3 – 1,912.4 bps 5.0 – 52.0% 10.0 – 75.0% 0.11 – 1.00

Foreign exchange contracts	18	Option models	Volatilities	10.0 – 18.5%

		DCF	Forward FX rates	2.5 – 11,052.0

Loans and receivables	11	DCF	Credit spreads	3.0 – 15.0%

Other assets
Non-trading debt securities	6	DCF	Credit spreads	0.6 – 2.0%

Other(1)	72	DCF	WACC	6.8 – 9.3%
			Growth rates	0.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	12.9x 0.5x 25.0%

Liabilities:
Long-term borrowings	¥(13)	DCF	Yields Prepayment rates Default probabilities Loss severities Volatilities Correlations	22.0 – 67.0% 15.0% 2.0 – 6.0% 30.0 – 60.0% 5.5 – 118.5% (0.76) – 1.00

	September 30, 2012
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Unobservable inputs	Range of input values
Assets:
Trading assets and private equity investments
Equities	¥121	DCF	Credit spreads Liquidity discounts	6.5 – 7.5% 20.0 – 30.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	14.7 x 2.0 x 30.0%

		DCM	Capitalization rates	5.2 – 6.5%

Private equity investments	188	DCF	WACC Growth rates Operating margins Liquidity discounts	7.2 – 12.0% 0.0 – 2.0% 24.0% 0.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded values Liquidity discounts	4.3 – 12.4 x 11.5 x 0.5 x 0.4 x 0.0 – 30.0%

Foreign government, agency and municipal securities	49	DCF	Credit spreads	0.0 – 9.2%

Bank and corporate debt securities and loans for trading purposes	90	DCF	Credit spreads Recovery rates	0.0 – 46.7% 3.5 – 9.0%

Commercial mortgage-backed securities (“CMBS”)	11	DCF	Yields Prepayment rates Default probabilities Loss severities	3.0 – 25.0% 0.0 – 10.0% 15.0 – 80.0% 0.0 – 75.0%

Residential mortgage-backed securities (“RMBS”)	5	DCF	Yields Prepayment rates Default probabilities Loss severities	0.5 – 17.1% 3.0 – 7.9% 3.0 – 10.0% 40.0 – 75.0%

Mortgage and other mortgage-backed securities	77	DCF	Yields Default probabilities Loss severities	4.0 – 15.0% 24.0 – 65.0% 80.0 – 100.0%

		DCM	Capitalization rates	6.7 – 8.8%

Collateralized debt obligations (“CDO”) and other	11	DCF	Yields Prepayment rates Default probabilities Loss severities	0.0 – 53.7% 0.0 – 15.0% 2.0 – 5.0% 30.0 – 70.0%

Investment trust funds and other	10	DCF	Credit spreads Correlations	0.1 – 23.0% 0.50 – 0.71

Derivatives, net:
Equity contracts	15	Option models	Dividend yield Volatilities Correlations	0.0 – 13.4% 1.2 – 63.2% (0.75) – 0.95

Interest rate contracts	(6)	DCF	Forward FX rates Interest rates Volatilities Correlations	54.8 – 107.0 0.6 – 3.7% 8.4 – 121.8% (0.56) – 0.99

Credit contracts	(2)	DCF	Credit spreads Recovery rates Volatilities Correlations	14.1 – 1,280.5 bps 15.0 – 50.0% 10.0 – 100.0% 0.22 – 1.00

Foreign exchange contracts	11	Option models	Volatilities	0.5 – 20.1%

		DCF	Forward FX rates	2.0 – 11,494.0

Loans and receivables	8	DCF	Credit spreads	3.0 – 7.8%

Other assets
Non-trading debt securities	4	DCF	Credit spreads	0.4%

Other(1)	81	DCF	WACC Growth rates Liquidity discounts	7.2 – 8.7% 0.0 – 1.0% 25.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	2.3 – 10.5 x 9.4 – 24.9 x 0.4 – 1.1 x 25.0 – 30.0%

Liabilities:
Long-term borrowings	¥(14)	DCF	Volatilities Correlations	8.4 – 121.8% (0.75) – 0.99

(1)	Valuation technique(s) and unobservable inputs represent those of equity securities reported with Other assets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue
	Billions of yen
	Six months ended September 30, 2011
	Beginning balance as of six months ended September 30, 2011	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Net transfers into / (out of) Level 3(3)	Balance as of six months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥121	¥(11)	¥—	¥41	¥(11)	¥—	¥(4)	¥(2)	¥134
Private equity investments	289	(12)	—	1	(7)	—	(11)	—	260
Japanese agency and municipal securities	—	—	—	3	(3)	—	—	—	—
Foreign government, agency and municipal securities	23	3	—	124	(116)	—	—	(10)	24
Bank and corporate debt securities and loans for trading purposes	51	(2)	—	77	(69)	—	(2)	11	66
Commercial mortgage-backed securities (“CMBS”)	28	0	—	—	(21)	—	(1)	2	8
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	128	(1)	—	7	(23)	—	(0)	—	111
Collateralized debt obligations (“CDO”) and other	34	(0)	—	10	(11)	—	(1)	(13)	19
Investment trust funds and other	10	(0)	—	1	(2)	—	(0)	—	9

Total cash instruments	687	(23)	—	264	(263)	—	(19)	(11)	635

Derivatives, net(4)
Equity contracts	28	(8)	—	—	—	(11)	(1)	1	9
Interest rate contracts	11	6	—	—	—	(23)	(7)	(5)	(18)
Credit contracts	(55)	1	—	—	—	34	4	(6)	(22)
Foreign exchange contracts	2	19	—	—	—	(3)	(1)	0	17
Commodity contracts	(2)	(0)	—	—	—	(1)	(0)	2	(1)

Total derivatives, net	(16)	18	—	—	—	(4)	(5)	(8)	(15)

Subtotal	¥671	¥(5)	¥—	¥264	¥(263)	¥(4)	¥(24)	¥(19)	¥620

Loans and receivables	11	(0)	—	2	(5)	—	(1)	—	7
Other assets
Non-trading debt securities	0	0	(0)	7	—	—	(0)	—	7
Other	25	2	(0)	59	(8)	—	(0)	0	78

Total	¥707	¥(3)	¥(0)	¥332	¥(276)	¥(4)	¥(25)	¥(19)	¥712

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	(0)	—	(0)	—	—	—	—	1
Long-term borrowings	144	38	—	0	(116)	—	(15)	(41)	(66)

Total	¥146	¥38	¥—	¥15	¥(116)	¥—	¥(15)	¥(41)	¥(49)

	Billions of yen
	Six months ended September 30, 2012
	Beginning balance as of six months ended September 30, 2012	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2012
Assets:
Trading assets and private equity investments
Equities	¥125	¥0	¥—	¥10	¥(10)	¥—	¥(3)	¥4	¥(5)	¥121
Private equity investments	202	(6)	—	2	(3)	—	(7)	—	—	188
Japanese agency and municipal securities	10	0	—	1	(11)	—	—	—	(0)	—
Foreign government, agency and municipal securities	37	7	—	308	(321)	—	—	23	(5)	49
Bank and corporate debt securities and loans for trading purposes	62	1	—	156	(137)	—	(2)	39	(29)	90
Commercial mortgage-backed securities (“CMBS”)	8	2	—	6	(3)	—	(0)	4	(6)	11
Residential mortgage-backed securities (“RMBS”)	5	0	—	18	(18)	—	(0)	1	(1)	5
Mortgage and other mortgage-backed securities	91	(0)	—	—	(13)	—	(1)	—	—	77
Collateralized debt obligations (“CDO”) and other	20	(1)	—	5	(11)	—	(1)	2	(3)	11
Investment trust funds and other	9	(0)	—	1	(0)	—	(0)	0	(0)	10

Total cash instruments	569	3	—	507	(527)	—	(14)	73	(49)	562

Derivatives, net(4)
Equity contracts	14	(1)	—	—	—	2	(0)	(6)	6	15
Interest rate contracts	(39)	(13)	—	—	—	12	(2)	35	1	(6)
Credit contracts	(11)	(7)	—	—	—	9	(0)	1	6	(2)
Foreign exchange contracts	18	(1)	—	—	—	2	(0)	5	(13)	11
Commodity contracts	(0)	0	—	—	—	(0)	(0)	0	—	(0)

Total derivatives, net	(18)	(22)	—	—	—	25	(2)	35	(0)	18

Subtotal	¥551	¥(19)	¥—	¥507	¥(527)	¥25	¥(16)	¥108	¥(49)	¥580

Loans and receivables	11	1	—	0	(1)	—	(0)	—	(3)	8
Other assets
Non-trading debt securities	6	(0)	0	—	(2)	—	(0)	—	—	4
Other(5)	72	16	(0)	0	(7)	—	(0)	0	(0)	81

Total	¥640	¥(2)	¥(0)	¥507	¥(537)	¥25	¥(16)	¥108	¥(52)	¥673

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥—	¥(0)	¥—	¥(0)	¥0	¥—	¥0
Bank and corporate debt securities	1	(0)	—	0	(1)	—	(0)	—	—	0

Subtotal	¥1	¥(0)	¥—	¥0	¥(1)	¥—	¥(0)	¥0	¥—	¥0

Short-term borrowings	0	0	—	1	0	—	0	1	(1)	1
Payables and deposits	(0)	0	—	(0)	(0)	—	—	—	—	(0)
Long-term borrowings	(13)	14	—	32	(46)	—	(2)	42	(13)	(14)
Other liabilities	—	0	—	0	(0)	—	(0)	—	—	0

Total	¥(12)	¥14	¥—	¥33	¥(47)	¥—	¥(2)	¥43	¥(14)	¥(13)

	Billions of yen
	Three months ended September 30, 2011
	Beginning balance as of three months ended September 30, 2011	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Net transfers into / (out of) Level 3(3)	Balance as of three months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥149	¥(10)	¥—	¥4	¥(5)	¥—	¥(3)	¥(1)	¥134
Private equity investments	280	(6)	—	1	(8)	—	(7)	—	260
Japanese agency and municipal securities	—	—	—	1	(1)	—	—	—	—
Foreign government, agency and municipal securities	18	1	—	71	(61)	—	—	(5)	24
Bank and corporate debt securities and loans for trading purposes	54	(4)	—	39	(31)	—	(1)	9	66
Commercial mortgage-backed securities (“CMBS”)	10	(0)	—	—	(3)	—	(0)	1	8
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	—	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	118	0	—	7	(14)	—	(0)	—	111
Collateralized debt obligations (“CDO”) and other	18	(1)	—	6	(7)	—	(1)	4	19
Investment trust funds and other	10	(1)	—	0	(0)	—	(0)	—	9

Total cash instruments	660	(21)	—	129	(130)	—	(12)	9	635

Derivatives, net(4)
Equity contracts	22	(9)	—	—	—	(3)	(1)	0	9
Interest rate contracts	16	(7)	—	—	—	(6)	(4)	(17)	(18)
Credit contracts	(44)	8	—	—	—	18	2	(6)	(22)
Foreign exchange contracts	6	15	—	—	—	(2)	(1)	(1)	17
Commodity contracts	0	(0)	—	—	—	(1)	(0)	—	(1)

Total derivatives, net	0	7	—	—	—	6	(4)	(24)	(15)

Subtotal	¥660	¥(14)	¥—	¥129	¥(130)	¥6	¥(16)	¥(15)	¥620

Loans and receivables	9	0	—	—	(1)	—	(1)	—	7
Other assets
Non-trading debt securities	7	0	(0)	—	—	—	(0)	—	7
Other	77	1	(0)	1	(1)	—	(0)	—	78

Total	¥753	¥(13)	¥(0)	¥130	¥(132)	¥6	¥(17)	¥(15)	¥712

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	0	—	(0)	—	—	—	—	1
Long-term borrowings	82	36	—	3	(91)	—	(9)	(15)	(66)

Total	¥84	¥36	¥—	¥18	¥(91)	¥—	¥(9)	¥(15)	¥(49)

	Billions of yen
	Three months ended September 30, 2012
	Beginning balance as of three months ended September 30, 2012	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2012
Assets:
Trading assets and private equity investments
Equities	¥118	¥0	¥—	¥6	¥(2)	¥—	¥(1)	¥3	¥(3)	¥121
Private equity investments	189	3	—	0	(2)	—	(2)	—	—	188
Foreign government, agency and municipal securities	47	4	—	127	(133)	—	—	6	(2)	49
Bank and corporate debt securities and loans for trading purposes	67	2	—	118	(96)	—	(1)	11	(11)	90
Commercial mortgage-backed securities (“CMBS”)	9	2	—	5	(2)	—	(0)	0	(3)	11
Residential mortgage-backed securities (“RMBS”)	21	0	—	1	(17)	—	(0)	1	(1)	5
Mortgage and other mortgage-backed securities	91	(1)	—	—	(13)	—	(0)	—	—	77
Collateralized debt obligations (“CDO”) and other	19	(1)	—	3	(9)	—	(0)	1	(2)	11
Investment trust funds and other	10	(1)	—	1	(0)	—	0	—	(0)	10

Total cash instruments	571	8	—	261	(274)	—	(4)	22	(22)	562

Derivatives, net(4)
Equity contracts	6	2	—	—	—	1	(0)	(4)	10	15
Interest rate contracts	(53)	(1)	—	—	—	13	(1)	32	4	(6)
Credit contracts	0	18	—	—	—	(18)	(1)	1	(2)	(2)
Foreign exchange contracts	7	(0)	—	—	—	1	(0)	5	(2)	11
Commodity contracts	(0)	0	—	—	—	(0)	(0)	0	—	(0)

Total derivatives, net	(40)	19	—	—	—	(3)	(2)	34	10	18

Subtotal	¥531	¥27	¥—	¥261	¥(274)	¥(3)	¥(6)	¥56	¥(12)	¥580

Loans and receivables	11	(0)	—	0	(0)	—	(0)	—	(3)	8
Other assets
Non-trading debt securities	4	(0)	0	—	—	—	0	—	—	4
Other(5)	67	17	(0)	0	(3)	—	(0)	0	—	81

Total	¥613	¥44	¥(0)	¥261	¥(277)	¥(3)	¥(6)	¥56	¥(15)	¥673

Liabilities:
Trading liabilities
Equities	¥—	¥—	¥—	¥—	¥—	¥—	¥(0)	¥0	¥—	¥0
Bank and corporate debt securities	0	(0)	—	—	(0)	—	(0)	—	—	0

Subtotal	¥0	¥(0)	¥—	¥—	¥(0)	¥—	¥(0)	¥0	¥—	¥0

Short-term borrowings	2	0	—	0	(0)	—	0	0	(1)	1
Payables and deposits	(0)	0	—	(0)	(0)	—	—	—	—	(0)
Long-term borrowings	(36)	(1)	—	29	(4)	—	(0)	6	(10)	(14)
Other liabilities	0	(0)	—	—	(0)	—	(0)	—	—	0

Total	¥(34)	¥(1)	¥—	¥29	¥(4)	¥—	¥(0)	¥6	¥(11)	¥(13)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers into / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(5)	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.

Fair value, Level 3 assets and liabilites measured on recurring basis, unrealized gains (losses)

	Billions of yen
	Six months ended September 30
	2011	2012
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(8)	¥(0)
Private equity investments	(9)	(4)
Japanese agency and municipal securities	(0)	—
Foreign government, agency and municipal securities	0	(0)
Bank and corporate debt securities and loans for trading purposes	(4)	1
Commercial mortgage-backed securities (“CMBS”)	0	1
Residential mortgage-backed securities (“RMBS”)	(0)	1
Mortgage and other mortgage-backed securities	(2)	(1)
Collateralized debt obligations (“CDO”) and other	(1)	(0)
Investment trust funds and other	0	(0)

Total cash instruments	(24)	(2)

Derivatives, net(2)
Equity contracts	(8)	7
Interest rate contracts	9	(12)
Credit contracts	10	1
Foreign exchange contracts	17	4
Commodity contracts	(0)	0

Total derivatives, net	28	0

Subtotal	¥4	¥(2)

Loans and receivables	(1)	(0)
Other assets
Non-trading debt securities	0	(0)
Other(3)	1	15

Total	¥4	¥13

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	¥(0)

Subtotal	¥0	¥(0)

Short-term borrowings	0	0
Payables and deposits	(0)	0
Long-term borrowings	29	3

Total	¥29	¥3

	Billions of yen
	Three months ended September 30
	2011	2012
	Unrealized gains /(losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(8)	¥(0)
Private equity investments	(6)	2
Japanese agency and municipal securities	(0)	—
Foreign government, agency and municipal securities	0	(0)
Bank and corporate debt securities and loans for trading purposes	(4)	(0)
Commercial mortgage-backed securities (“CMBS”)	(0)	1
Residential mortgage-backed securities (“RMBS”)	(0)	0
Mortgage and other mortgage-backed securities	0	(1)
Collateralized debt obligations (“CDO”) and other	(1)	(1)
Investment trust funds and other	(1)	(1)

Total cash instruments	(20)	0

Derivatives, net(2)
Equity contracts	(10)	4
Interest rate contracts	(2)	(6)
Credit contracts	13	25
Foreign exchange contracts	15	0
Commodity contracts	(0)	0

Total derivatives, net	16	23

Subtotal	¥(4)	¥23

Loans and receivables	(0)	(0)
Other assets
Non-trading debt securities	0	(0)
Other(3)	1	15

Total	¥(3)	¥38

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	¥(0)

Subtotal	¥0	¥(0)

Short-term borrowings	0	0
Payables and deposits	0	0
Long-term borrowings	36	(1)

Total	¥36	¥(1)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(3)	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.

Information on investments where nav per share is calculated

	Billions of yen
	March 31, 2012
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥109	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	61	12	Quarterly	30 days
Real estate funds	11	15	—	—

Total	¥185	¥28

	Billions of yen
	September 30, 2012
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥63	¥14	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	58	8	Quarterly	30 days
Real estate funds	11	—	—	—

Total	¥136	¥23

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option
	Billions of yen
	Six months ended September 30
	2011	2012
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥1	¥1
Private equity investments	(6)	(5)
Loans and receivables	8	14
Collateralized agreements(3)	4	(2)
Other assets(2)	(0)	0

Total	¥7	¥8

Liabilities:
Short-term borrowings(4)	¥1	¥8
Collateralized financing(3)	(0)	(0)
Long-term borrowings(4)(5)	95	31
Other liabilities(6)	—	0

Total	¥96	¥39

	Billions of yen
	Three months ended September 30
	2011	2012
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥1	¥1
Private equity investments	0	0
Loans and receivables	8	14
Collateralized agreements(3)	1	0
Other assets(2)	0	0

Total	¥10	¥15

Liabilities:
Short-term borrowings(4)	¥0	¥4
Collateralized financing(3)	0	(0)
Long-term borrowings(4)(5)	86	12
Other liabilities(6)	—	0

Total	¥86	¥16

(1)	Includes gains and losses reported primarily within Net gain on trading and Gain (loss) on private equity investments in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes resale and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes loan commitments.

Geographic allocations of nomura's trading assets related to government, state, municipal, and government agency securities

	Billions of yen
	March 31, 2012
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,304	¥1,319	¥2,527	¥448	¥6,598

	Billions of yen
	September 30, 2012
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥3,159	¥1,219	¥2,304	¥461	¥7,143

(1)	Other than above, there were ¥640 billion and ¥621 billion of government, agency and municipal securities in Other assets—Non-trading debt securities as of March 31, 2012 and September 30, 2012, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.

Estimated fair value of financial instruments not carried at fair value

	Billions of yen
	March 31, 2012(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,071	¥1,071	¥1,071	¥—	¥—
Time deposits	653	653	—	653	—
Deposits with stock exchanges and other segregated cash	230	230	—	230	—
Loans receivable(2)	1,290	1,286	—	1,031	255
Securities purchased under agreements to resell	7,663	7,663	—	7,663	—
Securities borrowed	6,080	6,080	—	6,080	—

Total Assets	¥16,987	¥16,983	¥1,071	¥15,657	¥255

Liabilities:
Short-term borrowings	¥1,186	¥1,186	¥—	¥1,186	¥0
Deposits received at banks	905	905	—	905	—
Securities sold under agreements to repurchase	9,928	9,928	—	9,928	—
Securities loaned	1,700	1,700	—	1,700	—
Long-term borrowings	8,505	8,242	154	8,084	4

Total Liabilities	¥22,224	¥21,961	¥154	¥21,803	¥4

	Billions of yen
	September 30, 2012(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥717	¥717	¥717	¥—	¥—
Time deposits	404	404	—	404	—
Deposits with stock exchanges and other segregated cash	190	190	—	190	—
Loans receivable(2)	1,225	1,228	—	998	230
Securities purchased under agreements to resell	7,865	7,865	—	7,865	—
Securities borrowed	5,204	5,204	—	5,204	—

Total Assets	¥15,605	¥15,608	¥717	¥14,661	¥230

Liabilities:
Short-term borrowings	¥866	¥866	¥—	¥865	¥1
Deposits received at banks	921	921	—	921	(0)
Securities sold under agreements to repurchase	10,998	10,998	—	10,998	—
Securities loaned	2,129	2,129	—	2,129	—
Long-term borrowings	8,087	7,820	96	7,738	(14)

Total Liabilities	¥23,001	¥22,734	¥96	¥22,651	¥(13)

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting allowance for loan losses.

Derivative Instruments And Hedging Activities (Tables)	6 Months Ended
Sep. 30, 2012
Concentration of exposures to credit risk in OTC derivatives
	Billions of yen
	March 31, 2012
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥18,881	¥(17,553)	¥(797)	¥531

	Billions of yen
	September 30, 2012
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥10,524	¥(9,119)	¥(860)	¥545

Volume of derivative activity in statement of financial position
	Billions of yen
	March 31, 2012
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,079	¥1,603	¥14,497	¥1,687
Interest rate contracts	636,833	18,843	592,413	18,597
Credit contracts	37,067	1,864	41,785	1,952
Foreign exchange contracts	59,296	1,356	62,999	1,407
Commodity contracts	50	4	45	5

Total	¥749,325	¥23,670	¥711,739	¥23,648

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,855	¥78	¥—	¥—
Foreign exchange contracts	190	4	97	1

Total	¥2,045	¥82	¥97	¥1

Total derivatives	¥751,370	¥23,752	¥711,836	¥23,649

	Billions of yen
	September 30, 2012
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥14,329	¥1,484	¥14,496	¥1,617
Interest rate contracts	571,442	20,198	564,750	19,876
Credit contracts	36,232	1,588	36,549	1,701
Foreign exchange contracts	49,646	1,136	68,114	1,135
Commodity contracts	22	1	48	3

Total	¥671,671	¥24,407	¥683,957	¥24,332

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,671	¥92	¥—	¥—
Foreign exchange contracts	188	2	61	1

Total	¥1,859	¥94	¥61	¥1

Total derivatives	¥673,530	¥24,501	¥684,018	¥24,333

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	Includes derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Derivative amounts included in consolidated statements of income
	Billions of yen
	Six months ended September 30
	2011	2012
Derivatives used for trading purposes(1)(2):
Equity contracts	¥9	¥1
Interest rate contracts	122	(21)
Credit contracts	(29)	(12)
Foreign exchange contracts	15	56
Commodity contracts	7	0

Total	¥124	¥24

	Billions of yen
	Three months ended September 30
	2011	2012
Derivatives used for trading purposes(1)(2):
Equity contracts	¥(28)	¥(28)
Interest rate contracts	23	14
Credit contracts	(14)	5
Foreign exchange contracts	(5)	3
Commodity contracts	(3)	0

Total	¥(27)	¥(6)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Fair value hedges

	Billions of yen
	Six months ended September 30
	2011	2012
Derivatives designated as hedging instruments:
Interest rate contracts	¥59	¥23

Total	¥59	¥23

Hedged items:
Long-term borrowings	¥(59)	¥(23)

Total	¥(59)	¥(23)

	Billions of yen
	Three months ended September 30
	2011	2012
Derivatives designated as hedging instruments:
Interest rate contracts	¥33	¥6

Total	¥33	¥6

Hedged items:
Long-term borrowings	¥(33)	¥(6)

Total	¥(33)	¥(6)

Net investment hedges

	Billions of yen
	Six months ended September 30
	2011	2012
Hedging instruments:
Foreign exchange contracts	¥10	¥11
Long-term borrowings	11	8

Total	¥21	¥19

	Billions of yen
	Three months ended September 30
	2011	2012
Hedging instruments:
Foreign exchange contracts	¥8	¥1
Long-term borrowings	7	3

Total	¥15	¥4

(1)	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) were not significant during the six months ended September 30, 2011 and 2012. The amount of gains (losses) were not significant during the three months ended September 30, 2011 and 2012.

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2012
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥562	¥20,159	¥2,902	¥6,750	¥8,510	¥1,997	¥18,692
Credit default indices	124	10,738	1,667	2,089	5,807	1,175	9,334
Other credit risk related portfolio products	223	3,298	1,084	1,201	441	572	2,138
Credit risk related options and swaptions	(1)	781	0	—	439	342	651

Total	¥908	¥34,976	¥5,653	¥10,040	¥15,197	¥4,086	¥30,815

	Billions of yen
	September 30, 2012
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥380	¥19,743	¥3,688	¥6,272	¥6,872	¥2,911	¥18,121
Credit default indices	98	11,041	2,380	2,446	5,112	1,103	9,401
Other credit risk related portfolio products	186	2,494	922	751	263	558	1,819
Credit risk related options and swaptions	0	4	—	—	4	—	—

Total	¥664	¥33,282	¥6,990	¥9,469	¥12,251	¥4,572	¥29,341

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2012
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,196	¥1,749	¥5,878	¥5,550	¥2,974	¥1,812	¥20,159
Credit default indices	140	711	5,358	2,905	1,619	5	10,738
Other credit risk related portfolio products	20	18	3	111	212	2,934	3,298
Credit risk related options and swaptions	0	0	137	532	112	—	781

Total	¥2,356	¥2,478	¥11,376	¥9,098	¥4,917	¥4,751	¥34,976

	Billions of yen
	September 30, 2012
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥1,828	¥1,332	¥4,952	¥6,625	¥3,119	¥1,887	¥19,743
Credit default indices	24	525	4,608	4,222	1,477	185	11,041
Other credit risk related portfolio products	39	10	6	104	193	2,142	2,494
Credit risk related options and swaptions	—	—	—	4	—	—	4

Total	¥1,891	¥1,867	¥9,566	¥10,955	¥4,789	¥4,214	¥33,282

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.

Collateralized Transactions (Tables)	6 Months Ended
Sep. 30, 2012
Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31, 2012	September 30, 2012
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥32,075	¥29,096
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	23,895	23,990

Assets owned, pledged as collateral

	Millions of yen
	March 31, 2012	September 30, 2012
Trading assets:
Equities and convertible bonds	¥47,966	¥58,242
Government and government agency securities	1,333,482	1,301,368
Bank and corporate debt securities	139,863	84,027
Commercial mortgage-backed securities (“CMBS”)	40,183	30,356
Residential mortgage-backed securities (“RMBS”)	1,527,946	1,387,658
Collateralized debt obligations (“CDO”) and other(1)	82,298	68,338
Investment trust funds and other	—	38,490

Total	¥3,171,738	¥2,968,479

Non-trading debt securities	¥54,969	¥52,793
Investments in and advances to affiliated companies	¥33,921	¥34,514

(1)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.

Assets subject to lien

	Millions of yen
	March 31, 2012	September 30, 2012
Loans and receivables	¥55,236	¥140
Trading assets	1,515,079	1,360,602
Office buildings, land, equipment and facilities	116,530	112,523
Non-trading debt securities	337,681	336,160
Other	260,683	260,188

Total	¥2,285,209	¥2,069,613

Non-trading Securities (Tables)	6 Months Ended
Sep. 30, 2012
Non-trading securities reconciliation

	Millions of yen
	March 31, 2012
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities	¥150,203	¥445	¥164	¥150,484
Other debt securities	37,356	115	182	37,289
Equity securities	53,358	3,194	2,069	54,483

Total	¥240,917	¥3,754	¥2,415	¥242,256

	Millions of yen
	September 30, 2012
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities	¥94,322	¥469	¥904	¥93,887
Other debt securities	50,469	444	466	50,447
Equity securities	42,836	1,858	1,094	43,600

Total	¥187,627	¥2,771	¥2,464	¥187,934

Residual contractual maturity of non-trading debt securities

	Millions of yen
	September 30, 2012
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥144,334	¥8,077	¥56,019	¥63,612	¥16,626

Fair value and gross unrealized losses of non-trading securities

	Millions of yen
	March 31, 2012
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥14,954	¥164	¥—	¥—	¥14,954	¥164
Other debt securities	5,920	182	—	—	5,920	182
Equity securities	21,049	2,069	—	—	21,049	2,069

Total	¥41,923	¥2,415	¥—	¥—	¥41,923	¥2,415

	Millions of yen
	September 30, 2012
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥50,233	¥568	¥3,771	¥336	¥54,004	¥904
Other debt securities	20,684	426	2,025	40	22,709	466
Equity securities	12,396	1,094	—	—	12,396	1,094

Total	¥83,313	¥2,088	¥5,796	¥376	¥89,109	¥2,464

Securitizations And Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2012
Fair value of retained interests

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥163	¥—	¥163	¥161	¥2
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥163	¥2	¥165	¥163	¥2

	Billions of yen
	September 30, 2012
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥172	¥—	¥172	¥169	¥3
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥172	¥2	¥174	¥171	¥3

Fair value of firm's retained interests and sensitivity of this fair value

	Billions of yen, except percentages
	Material retained interests held(1)
	March 31, 2012	September 30, 2012
Fair value of retained interests(1)	¥157	¥159
Weighted-average life (Years)	7.0	5.8
Constant prepayment rate	8.1%	9.6%
Impact of 10% adverse change	(1.3)	(4.4)
Impact of 20% adverse change	(2.4)	(6.9)
Discount rate	3.3%	3.3%
Impact of 10% adverse change	(3.7)	(3.5)
Impact of 20% adverse change	(7.1)	(5.3)

(1)	The sensitivity analysis covers the material retained interests held of ¥157 billion out of ¥165 billion as of March 31, 2012 and ¥159 billion out of ¥174 billion as of September 30, 2012.

Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and carrying value of financial assets

	Billions of yen
	March 31, 2012	September 30, 2012
Assets
Trading assets
Equities	¥116	¥57
Debt securities	84	75
Mortgage and mortgage-backed securities	27	19
Long-term loans receivable	21	9

Total	¥248	¥160

Liabilities
Long-term borrowings	¥223	¥148

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2012	September 30, 2012
Consolidated VIE assets
Cash and cash equivalents	¥52	¥42
Trading assets
Equities	730	645
Debt securities	180	255
Mortgage and mortgage-backed securities	84	74
Investment trust funds and other	0	—
Derivatives	4	4
Private equity investments	1	1
Securities purchased under agreements to resell	7	2
Office buildings, land, equipment and facilities(1)	140	139
Other(1)	408	387

Total	¥1,606	¥1,549

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥4	¥3
Derivatives	38	16
Securities sold under agreements to repurchase	0	4
Borrowings
Short-term borrowings	—	—
Long-term borrowings	992	981
Other	35	30

Total	¥1,069	¥1,034

(1)	Includes real estate and real estate for sale held by SPEs related to a consolidated subsidiary.

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2012
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥58	¥—	¥58
Debt securities	133	—	133
Mortgage and mortgage-backed securities	2,137	—	2,137
Investment trust funds and other	96	—	96
Derivatives	0	9	27
Private equity investments	25	—	25
Loans
Short-term loans	2	—	2
Long-term loans	29	—	29
Other	5	—	5
Commitments to extend credit and other guarantees	—	—	19

Total	¥2,485	¥9	¥2,531

	Billions of yen
	September 30, 2012
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities

Trading assets and liabilities
Equities	¥46	¥—	¥46
Debt securities	163	—	163
Mortgage and mortgage-backed securities	2,255	—	2,255
Investment trust funds and other	226	—	226
Derivatives	0	—	15
Private equity investments	24	—	24
Loans
Short-term loans	7	—	7
Long-term loans	70	—	70
Other	5	—	5
Commitments to extend credit and other guarantees	—	—	25

Total	¥2,796	¥—	¥2,836

Financing Receivables (Tables)	6 Months Ended
Sep. 30, 2012
Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies

	Millions of yen
	March 31, 2012	September 30, 2012
Loans
Loans at banks	¥285,516	¥250,190
Short-term secured margin loans	165,246	173,159
Inter-bank money market loans	95,461	150,938
Corporate loans	747,149	653,562

Loans receivable total	¥1,293,372	¥1,227,849

of which:
Loans receivable carried at fair value(1)	¥458,352	¥380,027
Loans receivable carried at amortized cost	835,020	847,822

Advances to affiliated companies	¥10,649	¥9,988

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for losses for current period

	Millions of yen
	Six months ended September 30, 2011
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	49	(4)	—	71	(11)	105	(179)	(74)
Charge-offs	—	—	—	—	—	—	(1)	(1)
Other(1)	—	(1)	—	(326)	—	(327)	370	43

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Millions of yen
	Six months ended September 30, 2012
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888
Provision for losses	211	(0)	—	(875)	(19)	(683)	89	(594)
Charge-offs	(1)	(11)	—	(23)	—	(35)	—	(35)
Other(1)	—	(0)	—	(114)	—	(114)	(11)	(125)

Ending balance	¥762	¥13	¥—	¥1,746	¥32	¥2,553	¥1,581	¥4,134

	Millions of yen
	Three months ended September 30, 2011
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥339	¥57	¥—	¥3,086	¥11	¥3,493	¥1,460	¥4,953
Provision for losses	49	(24)	—	316	(11)	330	(196)	134
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(1)	—	(235)	—	(236)	(23)	(259)

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Millions of yen
	Three months ended September 30, 2012
	Allowance for loan losses
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥552	¥17	¥—	¥2,606	¥51	¥3,226	¥1,512	¥4,738
Provision for losses	211	(4)	—	(867)	(19)	(679)	73	(606)
Charge-offs	(1)	—	—	(23)	—	(24)	—	(24)
Other(1)	—	(0)	—	30	—	30	(4)	26

Ending balance	¥762	¥13	¥—	¥1,746	¥32	¥2,553	¥1,581	¥4,134

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for loan losses and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2012
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥14	¥10	¥—	¥2,680	¥—	¥2,704
Evaluated collectively	538	14	—	78	51	681

Total allowance for loan losses	¥552	¥24	¥—	¥2,758	¥51	¥3,385

Loans by impairment methodology
Evaluated individually	¥212	¥58,636	¥95,461	¥329,312	¥394	¥484,015
Evaluated collectively	235,195	106,610	—	9,594	10,255	361,654

Total loans	¥235,407	¥165,246	¥95,461	¥338,906	¥10,649	¥845,669

	Millions of yen
	September 30, 2012
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥8	¥—	¥—	¥1,668	¥—	¥1,676
Evaluated collectively	754	13	—	78	32	877

Total allowance for loan losses	¥762	¥13	¥—	¥1,746	¥32	¥2,553

Loans by impairment methodology
Evaluated individually	¥34	¥63,412	¥150,938	¥265,365	¥723	¥480,472
Evaluated collectively	249,743	109,747	—	8,583	9,265	377,338

Total loans	¥249,777	¥173,159	¥150,938	¥273,948	¥9,988	¥857,810

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2012
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥92,207	¥29,169	¥—	¥33,511	¥154,887
Unsecured loans at banks	80,507	—	13	—	80,520
Short-term secured margin loans	—	—	—	165,246	165,246
Secured inter-bank money market loans	1,461	—	—	—	1,461
Unsecured inter-bank money market loans	94,000	—	—	—	94,000
Secured corporate loans	131,767	93,331	4,232	70,657	299,987
Unsecured corporate loans	1,339	37,580	—	—	38,919
Advances to affiliated companies	10,255	—	—	394	10,649

Total	¥411,536	¥160,080	¥4,245	¥269,808	¥845,669

	Millions of yen
	September 30, 2012
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥92,049	¥31,957	¥—	¥33,650	¥157,656
Unsecured loans at banks	92,113	—	8	—	92,121
Short-term secured margin loans	—	—	—	173,159	173,159
Secured inter-bank money market loans	2,938	—	—	—	2,938
Unsecured inter-bank money market loans	148,000	—	—	—	148,000
Secured corporate loans	94,620	138,429	6,317	2,816	242,182
Unsecured corporate loans	—	31,766	—	—	31,766
Advances to affiliated companies	9,265	428	—	295	9,988

Total	¥438,985	¥202,580	¥6,325	¥209,920	¥857,810

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.

Leases (Tables)	6 Months Ended
Sep. 30, 2012
Assets by type which nomura leases on operating leases

	Millions of yen
	March 31, 2012			September 30, 2012
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥984,087	¥(11,174)	¥972,913	¥941,530	¥(14,689)	¥926,841
Aircraft	15,363	(1,684)	13,679	11,935	(2,133)	9,802

Total	¥999,450	¥(12,858)	¥986,592	¥953,465	¥(16,822)	¥936,643

(1)	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Schedule of future minimum lease payments to be received on non-cancelable operating leases

	Millions of yen
	March 31, 2012	September 30, 2012
Total minimum lease payments to be received	¥146,108	¥137,538

The minimum lease payments above are scheduled as below as of September 30, 2012:

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥137,538	¥25,287	¥23,289	¥19,846	¥15,749	¥11,796	¥41,571

Schedule of future minimum lease payments under capital leases

	Millions of yen
	March 31, 2012	September 30, 2012
Total minimum lease payments	¥52,855	¥52,057
Less: Amount representing interest	(28,896)	(28,530)

Present value of net lease payments	¥23,959	¥23,527

Schedule of future minimum lease payments under capital leases for current period

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥52,057	¥684	¥562	¥1,417	¥3,262	¥3,221	¥42,911

Schedule of future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year

	Millions of yen
	March 31, 2012	September 30, 2012
Total minimum lease payments	¥169,038	¥153,830
Less: Sublease rental income	(9,948)	(7,799)

Net minimum lease payments	¥159,090	¥146,031

Schedule of future minimum lease payments under non-cancelable operating leases for current period

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥153,830	¥18,189	¥17,710	¥15,487	¥11,905	¥10,555	¥79,984

Business Combinations (Tables)	6 Months Ended
Sep. 30, 2012
Summary of the fair value of the assets acquired and the liabilities assumed

Millions of yen
Assets:
Cash and cash deposits	¥78,634
Loans receivable(1)	54,023
Receivables from other than customers	12,865
Office buildings, land, equipment and facilities	715,683
Intangible assets(2)	60,048
Assets other than above(3)	1,290,121

Total assets	2,211,374

Liabilities:
Short-term borrowings	82,800
Long-term borrowings	952,932
Liabilities other than above	748,889

Total liabilities	1,784,621

Equity attributable to NHI shareholders	120,962

Noncontrolling interests of NLB(4)	22,397

Noncontrolling interests attributable to other than shareholders of NLB(5)	283,394

Acquisition costs and fair value of previously held equity investments in NLB and other newly consolidated subsidiaries	75,999

Goodwill	¥(44,963)

(1)	Valuation is based on the difference between the gross contractual amounts receivable of ¥54,131 million and the estimate of the contractual cash flows not expected to be collected of ¥108 million.
(2)	Includes finite-lived intangible assets related to client contracts and lease agreements which are amortized based on a weighted-average amortization period of nine years with no estimated residual value.
(3)	Includes real estate classified as held for sale.
(4)	Valuation is based on the acquisition cost of the Share Purchases.
(5)	Valuation is based on either the market value or the net asset value as of the date of acquisition.

Summary of pro-forma financial information

Millions of yen, except per share data
Six months ended September 30, 2011
Total revenue	¥847,892
Net income (loss) attributable to NHI shareholders	¥(52,359)
Basic net income (loss) attributable to NHI shareholders per share	(14.44)
Diluted net income (loss) attributable to NHI shareholders per share	(14.44)

Other Assets-Other / Other Liabilities (Tables)	6 Months Ended
Sep. 30, 2012
Schedule of Other assets-Other / Other liabilities
	Millions of yen
	March 31, 2012	September 30, 2012
Other assets—Other:
Securities received as collateral	¥92,743	¥256,334
Goodwill and other intangible assets(1)	160,227	141,071
Deferred tax assets	201,244	166,720
Investments in equity securities for other than operating purposes	113,006	96,047
Other(2)	907,903	851,454

Total	¥1,475,123	¥1,511,626

Other liabilities:
Obligation to return securities received as collateral	¥92,743	¥256,334
Accrued income taxes	16,169	14,325
Other accrued expenses and provisions	378,957	318,076
Other(3)	678,032	660,348

Total	¥1,165,901	¥1,249,083

(1)	For the six months ended September 30, 2012, Nomura recognized impairment loss on goodwill relating to Wholesale Division of ¥8,293 million within Non-interest expenses—Other in the consolidated statements of income, due to decline in fair value of a reporting unit in Wholesale Division caused by prolonged economic downturn. The fair value was determined based on DCF.
(2)	Includes real estate classified as held for sale which is carried at the lower of net book value or fair value less cost to sell.
(3)	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. The amounts of carrying values are ¥292,120 million and ¥290,342 million and estimated fair values are ¥294,242 million and ¥295,179 million, as of March 31, 2012 and as of September 30, 2012, respectively. The fair value is estimated by discounting future cash flows and it would be generally classified as Level 3.

Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2012
Summary of amounts and numbers used in calculation of net income (loss) attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2011	2012
Basic—
Net income (loss) attributable to NHI shareholders	¥(28,321)	¥4,700
Weighted average number of shares outstanding	3,627,116,186	3,682,504,520
Net income (loss) attributable to NHI shareholders per share	¥(7.81)	¥1.28

Diluted—
Net income (loss) attributable to NHI shareholders	¥(28,326)	¥4,678
Weighted average number of shares outstanding	3,626,187,054	3,746,279,139
Net income (loss) attributable to NHI shareholders per share	¥(7.81)	¥1.25

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2011	2012
Basic—
Net income (loss) attributable to NHI shareholders	¥(46,092)	¥2,809
Weighted average number of shares outstanding	3,645,882,160	3,691,932,626
Net income (loss) attributable to NHI shareholders per share	¥(12.64)	¥0.76

Diluted—
Net income (loss) attributable to NHI shareholders	¥(46,096)	¥2,793
Weighted average number of shares outstanding	3,643,409,618	3,755,137,084
Net income (loss) attributable to NHI shareholders per share	¥(12.65)	¥0.74

Employee Benefit Plans (Tables)	6 Months Ended
Sep. 30, 2012
Net periodic benefit cost of defined benefit plans

	Millions of yen
	Six months ended September 30
	2011	2012
Service cost	¥4,001	¥4,608
Interest cost	2,162	2,148
Expected return on plan assets	(1,566)	(2,043)
Amortization of net actuarial losses	1,579	1,738
Amortization of prior service cost	(573)	(771)

Net periodic benefit cost	¥5,603	¥5,680

	Millions of yen
	Three months ended September 30
	2011	2012
Service cost	¥2,011	¥2,396
Interest cost	1,081	1,074
Expected return on plan assets	(783)	(1,022)
Amortization of net actuarial losses	790	869
Amortization of prior service cost	(286)	(384)

Net periodic benefit cost	¥2,813	¥2,933

Commitments, Contingencies And Guarantees (Tables)	6 Months Ended
Sep. 30, 2012
Commitments outstanding

	Millions of yen
	March 31, 2012	September 30, 2012
Commitments to extend credit	¥332,009	¥340,719
Commitments to invest in partnerships	28,825	24,073
Commitments to purchase aircraft	52,411	39,009

Maturities of commitments

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥340,719	¥106,271	¥39,948	¥130,344	¥64,156
Commitments to invest in partnerships	24,073	60	15,503	2,485	6,025
Commitments to purchase aircraft	39,009	23,821	15,188	—	—

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31, 2012		September 30, 2012
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)(2)	¥3,997,315	¥107,572,427	¥3,547,446	¥96,645,286
Standby letters of credit and other guarantees(3)	264	21,674	238	28,919

(1)	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
(3)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2012 is ¥6,377 million and as of September 30, 2012 is ¥5,634 million.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥3,547,446	¥96,645,286	¥26,217,815	¥25,301,347	¥11,272,605	¥33,853,519
Standby letters of credit and other guarantees	238	28,919	20,835	138	684	7,262

Segment And Geographic Information (Tables)	6 Months Ended
Sep. 30, 2012
Net interest revenue

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2011
Non-interest revenue	¥176,685	¥33,110	¥154,857	¥203,469	¥568,121
Net interest revenue	1,484	1,684	66,675	(2,371)	67,472

Net revenue	178,169	34,794	221,532	201,098	635,593
Non-interest expenses	145,426	22,635	308,103	166,064	642,228

Income (loss) before income taxes	¥32,743	¥12,159	¥(86,571)	¥35,034	¥(6,635)

Six months ended September 30, 2012
Non-interest revenue	¥161,906	¥30,677	¥190,228	¥315,673	¥698,484
Net interest revenue	1,591	1,180	68,749	(5,103)	66,417

Net revenue	163,497	31,857	258,977	310,570	764,901
Non-interest expenses	140,347	21,927	267,335	286,241	715,850

Income (loss) before income taxes	¥23,150	¥9,930	¥(8,358)	¥24,329	¥49,051

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2011
Non-interest revenue	¥83,044	¥16,012	¥46,072	¥127,792	¥272,920
Net interest revenue	936	(61)	35,498	(5,343)	31,030

Net revenue	83,980	15,951	81,570	122,449	303,950
Non-interest expenses	73,250	11,238	152,223	109,510	346,221

Income (loss) before income taxes	¥10,730	¥4,713	¥(70,653)	¥12,939	¥(42,271)

Three months ended September 30, 2012
Non-interest revenue	¥80,192	¥15,446	¥103,974	¥156,423	¥356,035
Net interest revenue	594	(7)	33,120	(420)	33,287

Net revenue	80,786	15,439	137,094	156,003	389,322
Non-interest expenses	69,824	10,879	136,901	148,658	366,262

Income (loss) before income taxes	¥10,962	¥4,560	¥193	¥7,345	¥23,060

Major components of income (loss) before income taxes in "Other"

	Millions of yen
	Six months ended September 30
	2011	2012
Net gain (loss) related to economic hedging transactions	¥2,716	¥(267)
Realized gain (loss) on investments in equity securities held for operating purposes	498	(123)
Equity in earnings of affiliates	5,445	4,619
Corporate items(1)	4,002	(420)
Other(2)	22,373	20,520

Total	¥35,034	¥24,329

	Millions of yen
	Three months ended September 30
	2011	2012
Net gain (loss) related to economic hedging transactions	¥4,221	¥964
Realized gain (loss) on investments in equity securities held for operating purposes	(183)	613
Equity in earnings of affiliates	1,970	3,346
Corporate items	(8,616)	(7,044)
Other(2)	15,547	9,466

Total	¥12,939	¥7,345

(1)	Includes the gain due to the business combination with NLB in Corporate items for the six months ended September 30, 2011.
(2)	Includes the impact of Nomura’s own creditworthiness in the financial liabilities and derivative liabilities for which the fair value option was elected.

Reconciliation of combined business segments results included in the preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Six months ended September 30
	2011	2012
Net revenue	¥635,593	¥764,901
Unrealized gain (loss) on investments in equity securities held for operating purposes	(3,639)	6,032

Consolidated net revenue	¥631,954	¥770,933

Non-interest expenses	¥642,228	¥715,850
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥642,228	¥715,850

Income (loss) before income taxes	¥(6,635)	¥49,051
Unrealized gain (loss) on investments in equity securities held for operating purposes	(3,639)	6,032

Consolidated income (loss) before income taxes	¥(10,274)	¥55,083

	Millions of yen
	Three months ended September 30
	2011	2012
Net revenue	¥303,950	¥389,322
Unrealized gain (loss) on investments in equity securities held for operating purposes	(2,361)	12,357

Consolidated net revenue	¥301,589	¥401,679

Non-interest expenses	¥346,221	¥366,262
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥346,221	¥366,262

Income (loss) before income taxes	¥(42,271)	¥23,060
Unrealized gain (loss) on investments in equity securities held for operating purposes	(2,361)	12,357

Consolidated income (loss) before income taxes	¥(44,632)	¥35,417

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets
	Millions of yen
	Six months ended September 30
	2011	2012
Net revenue(1):
Americas	¥60,609	¥101,310
Europe	94,520	79,287
Asia and Oceania	16,224	16,382

Subtotal	171,353	196,979
Japan	460,601	573,954

Consolidated	¥631,954	¥770,933

Income (loss) before income taxes:
Americas	¥(27,014)	¥21,857
Europe	(47,324)	(56,690)
Asia and Oceania	(10,831)	(6,826)

Subtotal	(85,169)	(41,659)
Japan	74,895	96,742

Consolidated	¥(10,274)	¥55,083

	Millions of yen
	Three months ended September 30
	2011 (Restated(2))	2012
Net revenue(1):
Americas	¥23,903	¥59,878
Europe	45,449	26,988
Asia and Oceania	6,392	8,695

Subtotal	75,744	95,561
Japan	225,845	306,118

Consolidated	¥301,589	¥401,679

Income (loss) before income taxes:
Americas(2)	¥(25,678)	¥15,604
Europe	(15,595)	(40,255)
Asia and Oceania	(9,308)	(4,951)

Subtotal(2)	(50,581)	(29,602)
Japan(2)	5,949	65,019

Consolidated	¥(44,632)	¥35,417

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Nomura corrected the allocation of expenses of ¥1,837 million from Japan to the Americas for the three months ended September 30, 2011. The correction has no impact on Income (loss) before income taxes as set forth in the consolidated statements of income.

	Millions of yen
	March 31, 2012	September 30, 2012
Long-lived assets:
Americas	¥94,698	¥93,761
Europe	114,195	99,728
Asia and Oceania	23,892	20,541

Subtotal	232,785	214,030
Japan	973,711	994,918

Consolidated	¥1,206,496	¥1,208,948

Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis) (Detail) (JPY ¥)	Sep. 30, 2012		Mar. 31, 2012
Assets, fair value disclosure [Abstract]
Total derivative, Assets	¥ 24,501,000,000,000		¥ 23,752,000,000,000
Collateralized agreements	13,069,397,000,000		13,742,646,000,000
Other assets
Non-trading debt securities	820,033,000,000		862,758,000,000
Other	1,511,626,000,000		1,475,123,000,000
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	24,333,000,000,000	[1]	23,649,000,000,000	[1]
Short-term borrowings	99,995,000,000		153,497,000,000
Collateralized financing	13,938,636,000,000		12,519,274,000,000
Long-term borrowings	1,745,151,000,000		1,925,421,000,000
Level 1 [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	6,996,000,000,000	[2]	6,055,000,000,000	[2]
Total derivative, Assets	535,000,000,000	[3]	599,000,000,000	[3]
Subtotal, Assets	7,531,000,000,000		6,654,000,000,000
Other assets
Non-trading debt securities	365,000,000,000		680,000,000,000
Other	355,000,000,000	[4]	216,000,000,000	[4]
Total assets, fair value disclosure	8,251,000,000,000		7,550,000,000,000
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	4,935,000,000,000		5,046,000,000,000
Total derivative, Liabilities	610,000,000,000	[3]	630,000,000,000	[3]
Subtotal, Liabilities	5,545,000,000,000		5,676,000,000,000
Long-term borrowings	96,000,000,000	[5],[6],[7]	154,000,000,000	[5],[6],[7]
Other liabilities	256,000,000,000	[8]	93,000,000,000	[8]
Total liabilities, fair value disclosure	5,897,000,000,000		5,923,000,000,000
Level 1 [Member] | Equity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	520,000,000,000	[3]	584,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	590,000,000,000	[3]	617,000,000,000	[3]
Level 1 [Member] | Interest rate contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	15,000,000,000	[3]	14,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	19,000,000,000	[3]	12,000,000,000	[3]
Level 1 [Member] | Credit contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	0	[3]	0	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	0	[3]	0	[3]
Level 1 [Member] | Foreign exchange contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets			0	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	0	[3]	0	[3]
Level 1 [Member] | Commodity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	0	[3]	1,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	1,000,000,000	[3]	1,000,000,000	[3]
Level 1 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	804,000,000,000		579,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Japanese government securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	2,111,000,000,000		2,624,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	1,986,000,000,000		1,800,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	34,000,000,000		43,000,000,000
Level 1 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	969,000,000,000	[2],[4]	745,000,000,000	[2],[4]
Level 1 [Member] | Trading assets and private equity investments [Member] | Japanese government securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	3,100,000,000,000	[2]	2,143,000,000,000	[2]
Level 1 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	2,694,000,000,000	[2]	3,072,000,000,000	[2]
Level 1 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	233,000,000,000	[2]	95,000,000,000	[2]
Level 2 [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	5,688,000,000,000	[2]	6,140,000,000,000	[2]
Total derivative, Assets	23,590,000,000,000	[3]	22,669,000,000,000	[3]
Subtotal, Assets	29,278,000,000,000		28,809,000,000,000
Loans and receivables	372,000,000,000	[9]	447,000,000,000	[9]
Collateralized agreements	942,000,000,000	[10]	752,000,000,000	[10]
Other assets
Non-trading debt securities	451,000,000,000		177,000,000,000
Other	11,000,000,000	[4]	6,000,000,000	[4]
Total assets, fair value disclosure	31,054,000,000,000		30,191,000,000,000
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	615,000,000,000		1,140,000,000,000
Total derivative, Liabilities	23,583,000,000,000	[3]	22,752,000,000,000	[3]
Subtotal, Liabilities	24,198,000,000,000		23,892,000,000,000
Short-term borrowings	99,000,000,000	[5]	153,000,000,000	[5]
Payables and deposits	0	[11]	0	[11]
Collateralized financing	208,000,000,000	[10]	307,000,000,000	[10]
Long-term borrowings	1,443,000,000,000	[5],[6],[7]	1,549,000,000,000	[5],[6],[7]
Other liabilities	4,000,000,000	[8]	4,000,000,000	[8]
Total liabilities, fair value disclosure	25,952,000,000,000		25,905,000,000,000
Level 2 [Member] | Equity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	900,000,000,000	[3]	937,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	981,000,000,000	[3]	1,016,000,000,000	[3]
Level 2 [Member] | Interest rate contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	20,112,000,000,000	[3]	18,850,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	19,903,000,000,000	[3]	18,708,000,000,000	[3]
Level 2 [Member] | Credit contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,455,000,000,000	[3]	1,650,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	1,566,000,000,000	[3]	1,727,000,000,000	[3]
Level 2 [Member] | Foreign exchange contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,122,000,000,000	[3]	1,229,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	1,131,000,000,000	[3]	1,297,000,000,000	[3]
Level 2 [Member] | Commodity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,000,000,000	[3]	3,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	2,000,000,000	[3]	4,000,000,000	[3]
Level 2 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	50,000,000,000		413,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Japanese agency and municipal securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	0
Level 2 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	346,000,000,000		490,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	207,000,000,000		233,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	2,000,000,000		1,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	8,000,000,000		0
Level 2 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDO") and other [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities			0	[12]
Level 2 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	2,000,000,000		3,000,000,000
Level 2 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	817,000,000,000	[2],[4]	1,194,000,000,000	[2],[4]
Level 2 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	59,000,000,000	[2]	151,000,000,000	[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	1,241,000,000,000	[2]	1,185,000,000,000	[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	1,191,000,000,000	[2]	1,276,000,000,000	[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	130,000,000,000	[2]	135,000,000,000	[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	2,115,000,000,000	[2]	2,010,000,000,000	[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets			1,000,000,000	[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	106,000,000,000	[12],[2]	103,000,000,000	[12],[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	29,000,000,000	[2]	85,000,000,000	[2]
Level 3 [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	562,000,000,000	[2]	569,000,000,000
Total derivative, Assets	376,000,000,000	[3]	484,000,000,000	[3]
Subtotal, Assets	938,000,000,000		1,053,000,000,000
Loans and receivables	8,000,000,000	[9]	11,000,000,000	[9]
Other assets
Non-trading debt securities	4,000,000,000		6,000,000,000
Other	81,000,000,000	[4]	72,000,000,000	[4]
Total assets, fair value disclosure	1,031,000,000,000		1,142,000,000,000
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	0		1,000,000,000
Total derivative, Liabilities	358,000,000,000	[3]	502,000,000,000	[3]
Subtotal, Liabilities	358,000,000,000		503,000,000,000
Short-term borrowings	1,000,000,000	[5]	0	[5]
Payables and deposits	0	[11]	0	[11]
Long-term borrowings	(14,000,000,000)	[5],[6],[7]	(13,000,000,000)	[5],[6],[7]
Other liabilities	0	[8]
Total liabilities, fair value disclosure	345,000,000,000		490,000,000,000
Level 3 [Member] | Equity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	64,000,000,000	[3]	82,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	49,000,000,000	[3]	68,000,000,000	[3]
Level 3 [Member] | Interest rate contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	163,000,000,000	[3]	57,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	169,000,000,000	[3]	96,000,000,000	[3]
Level 3 [Member] | Credit contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	133,000,000,000	[3]	214,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	135,000,000,000	[3]	225,000,000,000	[3]
Level 3 [Member] | Foreign exchange contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	16,000,000,000	[3]	131,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	5,000,000,000	[3]	113,000,000,000	[3]
Level 3 [Member] | Commodity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	0	[3]	0	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	0	[3]	0	[3]
Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	0		0
Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	0		1,000,000,000
Level 3 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	121,000,000,000	[2],[4]	125,000,000,000	[2],[4]
Level 3 [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	188,000,000,000	[2],[4]	202,000,000,000	[2],[4]
Level 3 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets			10,000,000,000	[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	49,000,000,000	[2]	37,000,000,000	[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	90,000,000,000	[2]	62,000,000,000	[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	11,000,000,000	[2]	8,000,000,000	[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	5,000,000,000	[2]	5,000,000,000	[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	77,000,000,000	[2]	91,000,000,000	[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	11,000,000,000	[12],[2]	20,000,000,000	[12],[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	10,000,000,000	[2]	9,000,000,000	[2]
Counterparty and Cash Collateral Netting [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	(23,225,000,000,000)	[13],[3]	(22,392,000,000,000)	[13],[3]
Subtotal, Assets	(23,225,000,000,000)	[13]	(22,392,000,000,000)	[13]
Other assets
Total assets, fair value disclosure	(23,225,000,000,000)	[13]	(22,392,000,000,000)	[13]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	(23,297,000,000,000)	[13],[3]	(22,576,000,000,000)	[13],[3]
Subtotal, Liabilities	(23,297,000,000,000)	[13]	(22,576,000,000,000)	[13]
Total liabilities, fair value disclosure	(23,297,000,000,000)	[13]	(22,576,000,000,000)	[13]
Counterparty and Cash Collateral Netting [Member] | Netting [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	(23,225,000,000,000)	[13],[3]	(22,392,000,000,000)	[13],[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	(23,297,000,000,000)	[13],[3]	(22,576,000,000,000)	[13],[3]
Balance of financial instruments [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	13,246,000,000,000	[2]	12,764,000,000,000	[2]
Total derivative, Assets	1,276,000,000,000	[3]	1,360,000,000,000	[3]
Subtotal, Assets	14,522,000,000,000		14,124,000,000,000
Loans and receivables	380,000,000,000	[9]	458,000,000,000	[9]
Collateralized agreements	942,000,000,000	[10]	752,000,000,000	[10]
Other assets
Non-trading debt securities	820,000,000,000		863,000,000,000
Other	447,000,000,000	[4]	294,000,000,000	[4]
Total assets, fair value disclosure	17,111,000,000,000		16,491,000,000,000
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	5,550,000,000,000		6,187,000,000,000
Total derivative, Liabilities	1,254,000,000,000	[3]	1,308,000,000,000	[3]
Subtotal, Liabilities	6,804,000,000,000		7,495,000,000,000
Short-term borrowings	100,000,000,000	[5]	153,000,000,000	[5]
Payables and deposits	0	[11]	0	[11]
Collateralized financing	208,000,000,000	[10]	307,000,000,000	[10]
Long-term borrowings	1,525,000,000,000	[5],[6],[7]	1,690,000,000,000	[5],[6],[7]
Other liabilities	260,000,000,000	[8]	97,000,000,000	[8]
Total liabilities, fair value disclosure	8,897,000,000,000		9,742,000,000,000
Balance of financial instruments [Member] | Equity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,484,000,000,000	[3]	1,603,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	1,620,000,000,000	[3]	1,701,000,000,000	[3]
Balance of financial instruments [Member] | Interest rate contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	20,290,000,000,000	[3]	18,921,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	20,091,000,000,000	[3]	18,816,000,000,000	[3]
Balance of financial instruments [Member] | Credit contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,588,000,000,000	[3]	1,864,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	1,701,000,000,000	[3]	1,952,000,000,000	[3]
Balance of financial instruments [Member] | Foreign exchange contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,138,000,000,000	[3]	1,360,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	1,136,000,000,000	[3]	1,410,000,000,000	[3]
Balance of financial instruments [Member] | Commodity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,000,000,000	[3]	4,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	3,000,000,000	[3]	5,000,000,000	[3]
Balance of financial instruments [Member] | Netting [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	(23,225,000,000,000)	[3]	(22,392,000,000,000)	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	(23,297,000,000,000)	[3]	(22,576,000,000,000)	[3]
Balance of financial instruments [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	854,000,000,000		992,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Japanese government securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	2,111,000,000,000		2,624,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Japanese agency and municipal securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	0
Balance of financial instruments [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	2,332,000,000,000		2,290,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	207,000,000,000		234,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	2,000,000,000		1,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	8,000,000,000		0
Balance of financial instruments [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDO") and other [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities			0	[12]
Balance of financial instruments [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	36,000,000,000		46,000,000,000
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	1,907,000,000,000	[2],[4]	2,064,000,000,000	[2],[4]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	188,000,000,000	[2],[4]	202,000,000,000	[2],[4]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Japanese government securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	3,100,000,000,000	[2]	2,143,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	59,000,000,000	[2]	161,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	3,984,000,000,000	[2]	4,294,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	1,281,000,000,000	[2]	1,338,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	141,000,000,000	[2]	143,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	2,120,000,000,000	[2]	2,015,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	77,000,000,000	[2]	92,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	117,000,000,000	[12],[2]	123,000,000,000	[12],[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	¥ 272,000,000,000	[2]	¥ 189,000,000,000	[2]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[4]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[5]	Includes structured notes for which the fair value option is elected.
[6]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[7]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[8]	Includes loan commitments for which the fair value option is elected.
[9]	Includes loans for which the fair value option is elected.
[10]	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
[11]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[12]	Includes collateralized loan obligations ("CLO") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[13]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.

Fair Value Of Financial Instruments (Schedule Of Quantitative Information Regarding Significant Unobservable Inputs And Assumptions) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	¥ 673		¥ 613		¥ 640		¥ 712		¥ 753		¥ 707
Long-term borrowings	1,745				1,925
Equity contracts [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	15	[1]	6	[1]	14	[1]	9	[1]	22	[1]	28	[1]
Equity contracts [Member] | Option models [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Dividend yield	0.00%				0.10%
Volatilities	1.20%				12.10%
Correlations	(0.75)				(0.95)
Equity contracts [Member] | Option models [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Dividend yield	13.40%				13.50%
Volatilities	63.20%				65.10%
Correlations	0.95				0.94
Interest rate contracts [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	(6)	[1]	(53)	[1]	(39)	[1]	(18)	[1]	16	[1]	11	[1]
Interest rate contracts [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Forward FX rates	54.8				53.2
Interest rates	0.60%				0.80%
Volatilities	8.40%				5.50%
Correlations	(0.56)				(0.55)
Interest rate contracts [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Forward FX rates	107				105.4
Interest rates	3.70%				4.70%
Volatilities	121.80%				121.00%
Correlations	0.99				1
Credit contracts [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	(2)	[1]	0	[1]	(11)	[1]	(22)	[1]	(44)	[1]	(55)	[1]
Credit contracts [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	0.14%				0.01%
Recovery rates	15.00%				5.00%
Volatilities	10.00%				10.00%
Correlations	0.22				0.11
Credit contracts [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	12.81%				19.12%
Recovery rates	50.00%				52.00%
Volatilities	100.00%				75.00%
Correlations	1				1
Foreign exchange contracts [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	11	[1]	7	[1]	18	[1]	17	[1]	6	[1]	2	[1]
Foreign exchange contracts [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Forward FX rates	2				2.5
Foreign exchange contracts [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Forward FX rates	11,494				11,052
Foreign exchange contracts [Member] | Option models [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Volatilities	0.50%				10.00%
Foreign exchange contracts [Member] | Option models [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Volatilities	20.10%				18.50%
Trading liabilities [Member] | Long-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line items]
Long-term borrowings	(14)				(13)
Trading liabilities [Member] | Long-term borrowings [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line items]
Prepayment rates					15.00%
Trading liabilities [Member] | Long-term borrowings [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields					22.00%
Default probabilities					2.00%
Loss severities					30.00%
Volatilities	8.40%				5.50%
Correlations	(0.75)				(0.76)
Trading liabilities [Member] | Long-term borrowings [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields					67.00%
Default probabilities					6.00%
Loss severities					60.00%
Volatilities	121.80%				118.50%
Correlations	0.99				1
Trading assets and private equity investments [Member] | Equities [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	121		118		125		134		149		121
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	6.50%				6.50%
Liquidity discounts	20.00%				20.00%
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	7.50%				7.50%
Liquidity discounts	30.00%				30.00%
Trading assets and private equity investments [Member] | Equities [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line items]
PE ratios	14.7				12.2
Price/Book ratios	2				1.7
Liquidity discounts	30.00%				20.00%
Trading assets and private equity investments [Member] | Equities [Member] | DCM [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Capitalization rates	5.20%				5.20%
Trading assets and private equity investments [Member] | Equities [Member] | DCM [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Capitalization rates	6.50%				6.50%
Trading assets and private equity investments [Member] | Private equity investments [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	188		189		202		260		280		289
Trading assets and private equity investments [Member] | Private equity investments [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line items]
Operating margins	24.00%				23.00%
Trading assets and private equity investments [Member] | Private equity investments [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
WACC	7.20%				6.80%
Growth rates	0.00%				0.00%
Liquidity discounts	0.00%				0.00%
Trading assets and private equity investments [Member] | Private equity investments [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
WACC	12.00%				12.00%
Growth rates	2.00%				2.00%
Liquidity discounts	30.00%				30.00%
Trading assets and private equity investments [Member] | Private equity investments [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line items]
PE ratios	11.5				12.9
Price/Embedded values	0.4				0.5
Price/Book ratios	0.5
Trading assets and private equity investments [Member] | Private equity investments [Member] | Market multiples [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
EV/EBITDA ratios	4.3				4.3
Price/Book ratios					0.5
Liquidity discounts	0.00%				0.00%
Trading assets and private equity investments [Member] | Private equity investments [Member] | Market multiples [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
EV/EBITDA ratios	12.4				12.6
Price/Book ratios					0.7
Liquidity discounts	30.00%				50.00%
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value					10
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads					0.10%
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	49		47		37		24		18		23
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	0.00%				0.60%
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	9.20%				17.00%
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	90		67		62		66		54		51
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	0.00%				0.40%
Recovery rates	3.50%
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	46.70%				25.60%
Recovery rates	9.00%
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	11		9		8		8		10		28
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	3.00%				3.00%
Prepayment rates	0.00%				0.00%
Default probabilities	15.00%				0.00%
Loss severities	0.00%				0.00%
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	25.00%				24.50%
Prepayment rates	10.00%				25.00%
Default probabilities	80.00%				60.00%
Loss severities	75.00%				50.00%
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	5		21		5		4		3		3
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	0.50%				1.60%
Prepayment rates	3.00%				1.00%
Default probabilities	3.00%				2.00%
Loss severities	40.00%				20.00%
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	17.10%				30.00%
Prepayment rates	7.90%				5.00%
Default probabilities	10.00%				4.00%
Loss severities	75.00%				40.00%
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	77		91		91		111		118		128
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	4.00%				4.00%
Default probabilities	24.00%				24.00%
Loss severities	80.00%				80.00%
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	15.00%				15.00%
Default probabilities	65.00%				65.00%
Loss severities	100.00%				100.00%
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member] | DCM [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Capitalization rates	6.70%				6.70%
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member] | DCM [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Capitalization rates	8.80%				11.40%
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	11		19		20		19		18		34
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	0.00%				12.00%
Prepayment rates	0.00%				0.00%
Default probabilities	2.00%				1.50%
Loss severities	30.00%				30.00%
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	53.70%				30.00%
Prepayment rates	15.00%				15.00%
Default probabilities	5.00%				3.00%
Loss severities	70.00%				60.00%
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	10		10		9		9		10		10
Trading assets and private equity investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	0.10%				0.00%
Correlations	0.5				0.5
Trading assets and private equity investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	23.00%				13.60%
Correlations	0.71				0.7
Loans and receivables [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	8		11		11		7		9		11
Loans and receivables [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	3.00%				3.00%
Loans and receivables [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	7.80%				15.00%
Other assets [Member] | Non-trading debt securities [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	4		4		6		7		7		0
Other assets [Member] | Non-trading debt securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	0.40%
Other assets [Member] | Non-trading debt securities [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads					0.60%
Other assets [Member] | Non-trading debt securities [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads					2.00%
Other assets [Member] | Other [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	¥ 81	[2],[3]	¥ 67	[2]	¥ 72	[2],[3]	¥ 78		¥ 77		¥ 25
Other assets [Member] | Other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line items]
Growth rates					0.00%	[3]
Other assets [Member] | Other [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
WACC	7.20%	[3]			6.80%	[3]
Growth rates	0.00%	[3]
Liquidity discounts	25.00%	[3]
Other assets [Member] | Other [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
WACC	8.70%	[3]			9.30%	[3]
Growth rates	1.00%	[3]
Liquidity discounts	30.00%	[3]
Other assets [Member] | Other [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line items]
PE ratios					12.9	[3]
Price/Book ratios					0.5	[3]
Liquidity discounts					25.00%	[3]
Other assets [Member] | Other [Member] | Market multiples [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
EV/EBITDA ratios	2.3	[3]
PE ratios	9.4	[3]
Price/Book ratios	0.4	[3]
Liquidity discounts	25.00%	[3]
Other assets [Member] | Other [Member] | Market multiples [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
EV/EBITDA ratios	10.5	[3]
PE ratios	24.9	[3]
Price/Book ratios	1.1	[3]
Liquidity discounts	30.00%	[3]

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[2]	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.
[3]	Valuation technique(s) and unobservable inputs represent those of equity securities reported with Other assets.

Fair Value Of Financial Instruments (Increases And Decreases Of Assets And Liabilities Measured At Fair Value On Recurring Basis Unrealized And Realized Gains/Losses Included In Revenue) (Detail) (JPY ¥)
In Billions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	¥ 613		¥ 753		¥ 640		¥ 707
Total gains (losses) recognized in net revenue, assets	44	[1]	(13)	[1]	(2)	[1]	(3)	[1]
Total gains (losses) recognized in other comprehensive income, assets	0		0		0		0
Purchases/ issues, assets	261	[2]	130	[2]	507	[2]	332	[2]
Sales/ redemptions, assets	(277)	[2]	(132)	[2]	(537)	[2]	(276)	[2]
Settlements, assets	(3)		6		25		(4)
Foreign exchange movements, assets	(6)		(17)		(16)		(25)
Transfers into Level 3, assets	56	[3]			108	[3]
Net transfers into / (out of) Level 3, assets			(15)	[3]			(19)	[3]
Transfers out of Level 3, assets	(15)	[3]			(52)	[3]
Assets, ending balance	673		712		673		712
Liabilities beginning balance	(34)		84		(12)		146
Total gains (losses) recognized in net revenue, liabilities	(1)	[1]	36	[1]	14	[1]	38	[1]
Total gains (losses) recognized in other comprehensive income, liabilities
Purchases/ issues, liabilities	29	[2]	18	[2]	33	[2]	15	[2]
Sales/ redemptions, liabilities	(4)	[2]	(91)	[2]	(47)	[2]	(116)	[2]
Settlements, liabilities
Foreign exchange movements, liabilities	0		(9)		(2)		(15)
Transfers into Level 3, liabilities	6	[3]			43	[3]
Net transfers into / (out of) Level 3, liabilities			(15)	[3]			(41)	[3]
Transfers out of Level 3, liabilities	(11)	[3]			(14)	[3]
Liabilities ending balance	(13)		(49)		(13)		(49)
Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	6	[4]	22	[4]	14	[4]	28	[4]
Total gains (losses) recognized in net revenue, assets	2	[1],[4]	(9)	[1],[4]	(1)	[1],[4]	(8)	[1],[4]
Settlements, assets	1	[4]	(3)	[4]	2	[4]	(11)	[4]
Foreign exchange movements, assets	0	[4]	(1)	[4]	0	[4]	(1)	[4]
Transfers into Level 3, assets	(4)	[3],[4]			(6)	[3],[4]
Net transfers into / (out of) Level 3, assets			0	[3],[4]			1	[3],[4]
Transfers out of Level 3, assets	10	[3],[4]			6	[3],[4]
Assets, ending balance	15	[4]	9	[4]	15	[4]	9	[4]
Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	(53)	[4]	16	[4]	(39)	[4]	11	[4]
Total gains (losses) recognized in net revenue, assets	(1)	[1],[4]	(7)	[1],[4]	(13)	[1],[4]	6	[1],[4]
Settlements, assets	13	[4]	(6)	[4]	12	[4]	(23)	[4]
Foreign exchange movements, assets	(1)	[4]	(4)	[4]	(2)	[4]	(7)	[4]
Transfers into Level 3, assets	32	[3],[4]			35	[3],[4]
Net transfers into / (out of) Level 3, assets			(17)	[3],[4]			(5)	[3],[4]
Transfers out of Level 3, assets	4	[3],[4]			1	[3],[4]
Assets, ending balance	(6)	[4]	(18)	[4]	(6)	[4]	(18)	[4]
Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	0	[4]	(44)	[4]	(11)	[4]	(55)	[4]
Total gains (losses) recognized in net revenue, assets	18	[1],[4]	8	[1],[4]	(7)	[1],[4]	1	[1],[4]
Settlements, assets	(18)	[4]	18	[4]	9	[4]	34	[4]
Foreign exchange movements, assets	(1)	[4]	2	[4]	0	[4]	4	[4]
Transfers into Level 3, assets	1	[3],[4]			1	[3],[4]
Net transfers into / (out of) Level 3, assets			(6)	[3],[4]			(6)	[3],[4]
Transfers out of Level 3, assets	(2)	[3],[4]			6	[3],[4]
Assets, ending balance	(2)	[4]	(22)	[4]	(2)	[4]	(22)	[4]
Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	7	[4]	6	[4]	18	[4]	2	[4]
Total gains (losses) recognized in net revenue, assets	0	[1],[4]	15	[1],[4]	(1)	[1],[4]	19	[1],[4]
Settlements, assets	1	[4]	(2)	[4]	2	[4]	(3)	[4]
Foreign exchange movements, assets	0	[4]	(1)	[4]	0	[4]	(1)	[4]
Transfers into Level 3, assets	5	[3],[4]			5	[3],[4]
Net transfers into / (out of) Level 3, assets			(1)	[3],[4]			0	[3],[4]
Transfers out of Level 3, assets	(2)	[3],[4]			(13)	[3],[4]
Assets, ending balance	11	[4]	17	[4]	11	[4]	17	[4]
Commodity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	0	[4]	0	[4]	0	[4]	(2)	[4]
Total gains (losses) recognized in net revenue, assets	0	[1],[4]	0	[1],[4]	0	[1],[4]	0	[1],[4]
Settlements, assets	0	[4]	(1)	[4]	0	[4]	(1)	[4]
Foreign exchange movements, assets	0	[4]	0	[4]	0	[4]	0	[4]
Transfers into Level 3, assets	0	[3],[4]			0	[3],[4]
Net transfers into / (out of) Level 3, assets							2	[3],[4]
Assets, ending balance	0	[4]	(1)	[4]	0	[4]	(1)	[4]
Total derivatives net [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	(40)	[4]	0	[4]	(18)	[4]	(16)	[4]
Total gains (losses) recognized in net revenue, assets	19	[1],[4]	7	[1],[4]	(22)	[1],[4]	18	[1],[4]
Settlements, assets	(3)	[4]	6	[4]	25	[4]	(4)	[4]
Foreign exchange movements, assets	(2)	[4]	(4)	[4]	(2)	[4]	(5)	[4]
Transfers into Level 3, assets	34	[3],[4]			35	[3],[4]
Net transfers into / (out of) Level 3, assets			(24)	[3],[4]			(8)	[3],[4]
Transfers out of Level 3, assets	10	[3],[4]			0	[3],[4]
Assets, ending balance	18	[4]	(15)	[4]	18	[4]	(15)	[4]
Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Transfers out of Level 3, assets					(5)	[3]
Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Transfers into Level 3, assets	6	[3]			23	[3]
Transfers out of Level 3, assets					(5)	[3]
Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Transfers into Level 3, assets	11	[3]			39	[3]
Transfers out of Level 3, assets	(11)	[3]			(29)	[3]
Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Transfers out of Level 3, assets					(6)	[3]
Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	2		1		0		1
Total gains (losses) recognized in net revenue, liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Purchases/ issues, liabilities	0	[2]	14	[2]	1	[2]	14	[2]
Sales/ redemptions, liabilities	0	[2]	0	[2]	0	[2]	0	[2]
Foreign exchange movements, liabilities	0				0
Transfers into Level 3, liabilities	0	[3]			1	[3]
Net transfers into / (out of) Level 3, liabilities			0	[3]			0	[3]
Transfers out of Level 3, liabilities	(1)	[3]			(1)	[3]
Liabilities ending balance	1		15		1		15
Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	0		1		0		1
Total gains (losses) recognized in net revenue, liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Purchases/ issues, liabilities	0	[2]	0	[2]	0	[2]	0	[2]
Sales/ redemptions, liabilities	0	[2]			0	[2]
Liabilities ending balance	0		1		0		1
Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	(36)		82		(13)		144
Total gains (losses) recognized in net revenue, liabilities	(1)	[1]	36	[1]	14	[1]	38	[1]
Purchases/ issues, liabilities	29	[2]	3	[2]	32	[2]	0	[2]
Sales/ redemptions, liabilities	(4)	[2]	(91)	[2]	(46)	[2]	(116)	[2]
Foreign exchange movements, liabilities	0		(9)		(2)		(15)
Transfers into Level 3, liabilities	6	[3]			42	[3]
Net transfers into / (out of) Level 3, liabilities			(15)	[3]			(41)	[3]
Transfers out of Level 3, liabilities	(10)	[3]			(13)	[3]
Liabilities ending balance	(14)		(66)		(14)		(66)
Other liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	0
Total gains (losses) recognized in net revenue, liabilities	0	[1]			0	[1]
Purchases/ issues, liabilities					0	[2]
Sales/ redemptions, liabilities	0	[2]			0	[2]
Foreign exchange movements, liabilities	0				0
Liabilities ending balance	0				0
Trading liabilities [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance					0
Total gains (losses) recognized in net revenue, liabilities					0	[1]
Sales/ redemptions, liabilities					0	[2]
Foreign exchange movements, liabilities	0				0
Transfers into Level 3, liabilities	0	[3]			0	[3]
Liabilities ending balance	0				0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	0				1
Total gains (losses) recognized in net revenue, liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Purchases/ issues, liabilities			1	[2]	0	[2]	1	[2]
Sales/ redemptions, liabilities	0	[2]			(1)	[2]
Foreign exchange movements, liabilities	0				0
Liabilities ending balance	0		1		0		1
Trading liabilities [Member] | Subtotal liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	0				1
Total gains (losses) recognized in net revenue, liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Purchases/ issues, liabilities			1	[2]	0	[2]	1	[2]
Sales/ redemptions, liabilities	0	[2]			(1)	[2]
Foreign exchange movements, liabilities	0				0
Transfers into Level 3, liabilities	0	[3]			0	[3]
Liabilities ending balance	0		1		0		1
Trading assets and private equity investments [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	118		149		125		121
Total gains (losses) recognized in net revenue, assets	0	[1]	(10)	[1]	0	[1]	(11)	[1]
Purchases/ issues, assets	6	[2]	4	[2]	10	[2]	41	[2]
Sales/ redemptions, assets	(2)	[2]	(5)	[2]	(10)	[2]	(11)	[2]
Foreign exchange movements, assets	(1)		(3)		(3)		(4)
Transfers into Level 3, assets	3	[3]			4	[3]
Net transfers into / (out of) Level 3, assets			(1)	[3]			(2)	[3]
Transfers out of Level 3, assets	(3)	[3]			(5)	[3]
Assets, ending balance	121		134		121		134
Trading assets and private equity investments [Member] | Private equity investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	189		280		202		289
Total gains (losses) recognized in net revenue, assets	3	[1]	(6)	[1]	(6)	[1]	(12)	[1]
Purchases/ issues, assets	0	[2]	1	[2]	2	[2]	1	[2]
Sales/ redemptions, assets	(2)	[2]	(8)	[2]	(3)	[2]	(7)	[2]
Foreign exchange movements, assets	(2)		(7)		(7)		(11)
Assets, ending balance	188		260		188		260
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance					10
Total gains (losses) recognized in net revenue, assets					0	[1]
Purchases/ issues, assets			1	[2]	1	[2]	3	[2]
Sales/ redemptions, assets			(1)	[2]	(11)	[2]	(3)	[2]
Transfers out of Level 3, assets					0	[3]
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	47		18		37		23
Total gains (losses) recognized in net revenue, assets	4	[1]	1	[1]	7	[1]	3	[1]
Purchases/ issues, assets	127	[2]	71	[2]	308	[2]	124	[2]
Sales/ redemptions, assets	(133)	[2]	(61)	[2]	(321)	[2]	(116)	[2]
Transfers into Level 3, assets	6	[3]			23	[3]
Net transfers into / (out of) Level 3, assets			(5)	[3]			(10)	[3]
Transfers out of Level 3, assets	(2)	[3]			(5)	[3]
Assets, ending balance	49		24		49		24
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	67		54		62		51
Total gains (losses) recognized in net revenue, assets	2	[1]	(4)	[1]	1	[1]	(2)	[1]
Purchases/ issues, assets	118	[2]	39	[2]	156	[2]	77	[2]
Sales/ redemptions, assets	(96)	[2]	(31)	[2]	(137)	[2]	(69)	[2]
Foreign exchange movements, assets	(1)		(1)		(2)		(2)
Transfers into Level 3, assets	11	[3]			39	[3]
Net transfers into / (out of) Level 3, assets			9	[3]			11	[3]
Transfers out of Level 3, assets	(11)	[3]			(29)	[3]
Assets, ending balance	90		66		90		66
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	9		10		8		28
Total gains (losses) recognized in net revenue, assets	2	[1]	0	[1]	2	[1]	0	[1]
Purchases/ issues, assets	5	[2]			6	[2]
Sales/ redemptions, assets	(2)	[2]	(3)	[2]	(3)	[2]	(21)	[2]
Foreign exchange movements, assets	0		0		0		(1)
Transfers into Level 3, assets	0	[3]			4	[3]
Net transfers into / (out of) Level 3, assets			1	[3]			2	[3]
Transfers out of Level 3, assets	(3)	[3]			(6)	[3]
Assets, ending balance	11		8		11		8
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	21		3		5		3
Total gains (losses) recognized in net revenue, assets	0	[1]	0	[1]	0	[1]	0	[1]
Purchases/ issues, assets	1	[2]			18	[2]	0	[2]
Sales/ redemptions, assets	(17)	[2]	0	[2]	(18)	[2]	0	[2]
Foreign exchange movements, assets	0		0		0		0
Transfers into Level 3, assets	1	[3]			1	[3]
Net transfers into / (out of) Level 3, assets			1	[3]			1	[3]
Transfers out of Level 3, assets	(1)	[3]			(1)	[3]
Assets, ending balance	5		4		5		4
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	91		118		91		128
Total gains (losses) recognized in net revenue, assets	(1)	[1]	0	[1]	0	[1]	(1)	[1]
Purchases/ issues, assets			7	[2]			7	[2]
Sales/ redemptions, assets	(13)	[2]	(14)	[2]	(13)	[2]	(23)	[2]
Foreign exchange movements, assets	0		0		(1)		0
Assets, ending balance	77		111		77		111
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	19		18		20		34
Total gains (losses) recognized in net revenue, assets	(1)	[1]	(1)	[1]	(1)	[1]	0	[1]
Purchases/ issues, assets	3	[2]	6	[2]	5	[2]	10	[2]
Sales/ redemptions, assets	(9)	[2]	(7)	[2]	(11)	[2]	(11)	[2]
Foreign exchange movements, assets	0		(1)		(1)		(1)
Transfers into Level 3, assets	1	[3]			2	[3]
Net transfers into / (out of) Level 3, assets			4	[3]			(13)	[3]
Transfers out of Level 3, assets	(2)	[3]			(3)	[3]
Assets, ending balance	11		19		11		19
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	10		10		9		10
Total gains (losses) recognized in net revenue, assets	(1)	[1]	(1)	[1]	0	[1]	0	[1]
Purchases/ issues, assets	1	[2]	0	[2]	1	[2]	1	[2]
Sales/ redemptions, assets	0	[2]	0	[2]	0	[2]	(2)	[2]
Foreign exchange movements, assets	0		0		0		0
Transfers into Level 3, assets					0	[3]
Transfers out of Level 3, assets	0	[3]			0	[3]
Assets, ending balance	10		9		10		9
Trading assets and private equity investments [Member] | Total cash instruments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	571		660		569		687
Total gains (losses) recognized in net revenue, assets	8	[1]	(21)	[1]	3	[1]	(23)	[1]
Purchases/ issues, assets	261	[2]	129	[2]	507	[2]	264	[2]
Sales/ redemptions, assets	(274)	[2]	(130)	[2]	(527)	[2]	(263)	[2]
Foreign exchange movements, assets	(4)		(12)		(14)		(19)
Transfers into Level 3, assets	22	[3]			73	[3]
Net transfers into / (out of) Level 3, assets			9	[3]			(11)	[3]
Transfers out of Level 3, assets	(22)	[3]			(49)	[3]
Assets, ending balance	562		635		562		635
Trading assets and private equity investments [Member] | Subtotal assets [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	531		660		551		671
Total gains (losses) recognized in net revenue, assets	27	[1]	(14)	[1]	(19)	[1]	(5)	[1]
Purchases/ issues, assets	261	[2]	129	[2]	507	[2]	264	[2]
Sales/ redemptions, assets	(274)	[2]	(130)	[2]	(527)	[2]	(263)	[2]
Settlements, assets	(3)		6		25		(4)
Foreign exchange movements, assets	(6)		(16)		(16)		(24)
Transfers into Level 3, assets	56	[3]			108	[3]
Net transfers into / (out of) Level 3, assets			(15)	[3]			(19)	[3]
Transfers out of Level 3, assets	(12)	[3]			(49)	[3]
Assets, ending balance	580		620		580		620
Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	11		9		11		11
Total gains (losses) recognized in net revenue, assets	0	[1]	0	[1]	1	[1]	0	[1]
Purchases/ issues, assets	0	[2]			0	[2]	2	[2]
Sales/ redemptions, assets	0	[2]	(1)	[2]	(1)	[2]	(5)	[2]
Foreign exchange movements, assets	0		(1)		0		(1)
Transfers out of Level 3, assets	(3)	[3]			(3)	[3]
Assets, ending balance	8		7		8		7
Other assets [Member] | Non-trading debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	4		7		6		0
Total gains (losses) recognized in net revenue, assets	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, assets	0		0		0		0
Purchases/ issues, assets							7	[2]
Sales/ redemptions, assets					(2)	[2]
Foreign exchange movements, assets	0		0		0		0
Assets, ending balance	4		7		4		7
Other assets [Member] | Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	67	[5]	77		72	[5],[6]	25
Total gains (losses) recognized in net revenue, assets	17	[1],[5]	1	[1]	16	[1],[5]	2	[1]
Total gains (losses) recognized in other comprehensive income, assets	0	[5]	0		0	[5]	0
Purchases/ issues, assets	0	[2],[5]	1	[2]	0	[2],[5]	59	[2]
Sales/ redemptions, assets	(3)	[2],[5]	(1)	[2]	(7)	[2],[5]	(8)	[2]
Foreign exchange movements, assets	0	[5]	0		0	[5]	0
Transfers into Level 3, assets	0	[3],[5]			0	[3],[5]
Net transfers into / (out of) Level 3, assets							0	[3]
Transfers out of Level 3, assets					0	[3],[5]
Assets, ending balance	¥ 81	[5],[6]	¥ 78		¥ 81	[5],[6]	¥ 78

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers into / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[5]	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.
[6]	Valuation technique(s) and unobservable inputs represent those of equity securities reported with Other assets.

Fair Value Of Financial Instruments (Fair Value, Level 3 Assets And Liabilities Measured On Recurring Basis, Unrealized Gains (Losses)) (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	¥ 38	[1]	¥ (3)	[1]	¥ 13	[1]	¥ 4	[1]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	(1)	[1]	36	[1]	3	[1]	29	[1]
Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	4	[1],[2]	(10)	[1],[2]	7	[1],[2]	(8)	[1],[2]
Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	(6)	[1],[2]	(2)	[1],[2]	(12)	[1],[2]	9	[1],[2]
Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	25	[1],[2]	13	[1],[2]	1	[1],[2]	10	[1],[2]
Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1],[2]	15	[1],[2]	4	[1],[2]	17	[1],[2]
Commodity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1],[2]	0	[1],[2]	0	[1],[2]	0	[1],[2]
Total derivatives net [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	23	[1],[2]	16	[1],[2]	0	[1],[2]	28	[1],[2]
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	0	[1]
Trading liabilities [Member] | Subtotal liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	0	[1]
Trading liabilities [Member] | Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	0	[1]
Trading liabilities [Member] | Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	0	[1]
Trading liabilities [Member] | Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value liabilities measured on recurring basis change in unrealized gain (loss) included in trading revenue	(1)	[1]	36	[1]	3	[1]	29	[1]
Trading assets and private equity investments [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	(8)	[1]	0	[1]	(8)	[1]
Trading assets and private equity investments [Member] | Private equity investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	2	[1]	(6)	[1]	(4)	[1]	(9)	[1]
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue			0	[1]			0	[1]
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	0	[1]
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	(4)	[1]	1	[1]	(4)	[1]
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	1	[1]	0	[1]	1	[1]	0	[1]
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	1	[1]	0	[1]
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	(1)	[1]	0	[1]	(1)	[1]	(2)	[1]
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	(1)	[1]	(1)	[1]	0	[1]	(1)	[1]
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	(1)	[1]	(1)	[1]	0	[1]	0	[1]
Trading assets and private equity investments [Member] | Total cash instruments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	(20)	[1]	(2)	[1]	(24)	[1]
Trading assets and private equity investments [Member] | Subtotal assets [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	23	[1]	(4)	[1]	(2)	[1]	4	[1]
Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	(1)	[1]
Other assets [Member] | Non-trading debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	0	[1]	0	[1]	0	[1]	0	[1]
Other assets [Member] | Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair value assets measured on recurring basis change in unrealized gain (loss) included in trading revenue	¥ 15	[1],[3]	¥ 1	[1],[3]	¥ 15	[1],[3]	¥ 1	[1],[3]

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[3]	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.

Fair Value Of Financial Instruments (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011	Sep. 30, 2012		Sep. 30, 2011	Mar. 31, 2012
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	¥ 15	[1]		¥ 52	[1]
Transfers out of Level 3, liabilities	11	[1]		14	[1]
Transfers into Level 3, Assets	56	[1]		108	[1]
Transfers into Level 3, liabilities	6	[1]		43	[1]
Gains from changes in fair value of the financial liabilities for which the fair value option was elected attributable to the change in creditworthiness	5		15	6		10
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans	1			1			1
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings	3			3			13
Concentrations of credit risk, percentage				20.00%			18.00%
Office buildings, land, equipment and facilities, impaired during period, fair value							17
Foreign exchange contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	2	[1],[2]		13	[1],[2]
Transfers into Level 3, Assets	5	[1],[2]		5	[1],[2]
Equity contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	(10)	[1],[2]		(6)	[1],[2]
Transfers into Level 3, Assets	(4)	[1],[2]		(6)	[1],[2]
Credit contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	2	[1],[2]		(6)	[1],[2]
Transfers into Level 3, Assets	1	[1],[2]		1	[1],[2]
Interest rate contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	(4)	[1],[2]		(1)	[1],[2]
Transfers into Level 3, Assets	32	[1],[2]		35	[1],[2]
Recognized losses on derivatives when the transfer into Level 3 occurred	6			6
Netting [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	(10)	[1]
Transfers into Level 3, Assets	34	[1]		35	[1]
Financial assets excluding derivative assets [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2	13			281
Transfer from Level 2 to Level 1	136			329
Transfers out of Level 3, assets	25			52
Transfers into Level 3, Assets	22			73
Non-trading debt securities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2				249
Equities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2	6			22
Transfer from Level 2 to Level 1	134			324
Transfers out of Level 3, assets				5	[1]
Other [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2	5			6
Financial liabilities excluding derivative liabilities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2	4			10
Transfer from Level 2 to Level 1	100			371
Transfers out of Level 3, liabilities	11			14
Transfers into Level 3, liabilities	6			43
Trading liabilities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2	4			10
Transfer from Level 2 to Level 1	98			370
Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	11	[1]		29	[1]
Transfers into Level 3, Assets	11	[1]		39	[1]
Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets				6	[1]
Foreign government, agency and municipal securities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets				5	[1]
Transfers into Level 3, Assets	6	[1]		23	[1]
Long-term borrowings [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, liabilities	10	[1]		13	[1]
Transfers into Level 3, liabilities	¥ 6	[1]		¥ 42	[1]
Ashikaga Holdings Co., Ltd. [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Percentage of ownership of common stock				47.00%

[1]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers into / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

Fair Value Of Financial Instruments (Information On Investments Where NAV Per Share Is Calculated) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012		Mar. 31, 2012
Fair value, balance sheet grouping, financial statement captions [Line items]
Fair value	¥ 136	[1]	¥ 185	[1]
Unfunded commitments	23	[2]	28	[2]
Hedge funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Fair value	63	[1]	109	[1]
Unfunded commitments	14	[2]	0	[2]
Redemption frequency (if currently eligible)	Monthly	[3]	Monthly	[3]
Redemption notice period	Same day-95 days	[4]	Same day-95 days	[4]
Venture capital funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Fair value	4	[1]	4	[1]
Unfunded commitments	1	[2]	1	[2]
Private equity [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Fair value	58	[1]	61	[1]
Unfunded commitments	8	[2]	12	[2]
Redemption frequency (if currently eligible)	Quarterly	[3]	Quarterly	[3]
Redemption notice period	30 days	[4]	30 days	[4]
Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Fair value	11	[1]	11	[1]
Unfunded commitments			¥ 15	[2]

[1]	Fair value generally determined using NAV per share as a practical expedient.
[2]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[3]	The range in frequency with which Nomura can redeem investments.
[4]	The range in notice period required to be provided before redemption is possible.

Fair Value Of Financial Instruments (Gains (Losses) Due To Changes In Fair Value For Financial Instruments Measured At Fair Value Using Fair Value Option) (Detail) (JPY ¥)
In Billions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Assets: [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on trading assets	¥ 15	[1]	¥ 10	[1]	¥ 8	[1]	¥ 7	[1]
Trading assets [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on trading assets	1	[1],[2]	1	[1],[2]	1	[1],[2]	1	[1],[2]
Private equity investments [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on trading assets	0	[1],[2]	0	[1],[2]	(5)	[1],[2]	(6)	[1],[2]
Loans and receivables [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on trading assets	14	[1]	8	[1]	14	[1]	8	[1]
Collateralized agreements [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on trading assets	0	[1],[3]	1	[1],[3]	(2)	[1],[3]	4	[1],[3]
Other assets[Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on trading assets	0	[1],[2]	0	[1],[2]	0	[1],[2]	0	[1],[2]
Liabilities: [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on trading liabilities	16	[1]	86	[1]	39	[1]	96	[1]
Short-term borrowings [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on trading liabilities	4	[1],[4]	0	[1],[4]	8	[1],[4]	1	[1],[4]
Collateralized financing [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on trading liabilities	0	[1],[3]	0	[1],[3]	0	[1],[3]	0	[1],[3]
Long-term borrowings [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on trading liabilities	12	[1],[4],[5]	86	[1],[4],[5]	31	[1],[4],[5]	95	[1],[4],[5]
Other liabilities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Gains (Losses) on trading liabilities	¥ 0	[1],[6]			¥ 0	[1],[6]

[1]	Includes gains and losses reported primarily within Net gain on trading and Gain (loss) on private equity investments in the consolidated statements of income.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes resale and repurchase agreements.
[4]	Includes structured notes and other financial liabilities.
[5]	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
[6]	Includes loan commitments.

Fair Value Of Financial Instruments (Geographic Allocations Of Nomura's Trading Assets Related To Government, State, Municipal, And Government Agency Securities) (Detail) (JPY ¥)
In Billions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 75		¥ 84
Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	7,143	[1]	6,598	[1]
Japan [Member] | Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	3,159		2,304
U.S. [Member] | Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	1,219		1,319
EU [Member] | Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	2,304		2,527
Other [Member] | Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 461		¥ 448

[1]	Other than above, there were 640 billion yen and 621 billion yen of government, agency and municipal securities in Other assets— Non-trading debt securities as of March 31, 2012 and September 30, 2012, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.

Fair Value Of Financial Instruments (Geographic Allocations Of Nomura's Trading Assets Related To Government, State, Municipal, And Government Agency Securities) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 820,033	¥ 862,758
Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 621,000	¥ 640,000

Fair Value Of Financial Instruments (Estimated Fair Value Of Financial Instruments Not Carried At Fair Value) (Detail) (JPY ¥)	Sep. 30, 2012		Mar. 31, 2012
Liabilities:
Securities sold under agreements to repurchase	¥ 208,428,000,000	[1]	¥ 307,083,000,000
Carrying (reported) amount, Fair value disclosure [Member]
Assets:
Cash and cash equivalents	717,000,000,000	[1]	1,071,000,000,000	[1]
Time deposits	404,000,000,000	[1]	653,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	190,000,000,000	[1]	230,000,000,000	[1]
Loans receivable	1,225,000,000,000	[1],[2]	1,290,000,000,000	[1],[2]
Securities purchased under agreements to resell	7,865,000,000,000	[1]	7,663,000,000,000	[1]
Securities borrowed	5,204,000,000,000	[1]	6,080,000,000,000	[1]
Total Assets	15,605,000,000,000	[1]	16,987,000,000,000	[1]
Liabilities:
Short-term borrowings	866,000,000,000	[1]	1,186,000,000,000	[1]
Deposits received at banks	921,000,000,000	[1]	905,000,000,000	[1]
Securities sold under agreements to repurchase	10,998,000,000,000	[1]	9,928,000,000,000	[1]
Securities loaned	2,129,000,000,000	[1]	1,700,000,000,000	[1]
Long-term borrowings	8,087,000,000,000	[1]	8,505,000,000,000	[1]
Total Liabilities	23,001,000,000,000	[1]	22,224,000,000,000	[1]
Estimate of fair value, Fair value disclosure [Member]
Assets:
Cash and cash equivalents	717,000,000,000	[1]	1,071,000,000,000	[1]
Time deposits	404,000,000,000	[1]	653,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	190,000,000,000	[1]	230,000,000,000	[1]
Loans receivable	1,228,000,000,000	[1],[2]	1,286,000,000,000	[1],[2]
Securities purchased under agreements to resell	7,865,000,000,000	[1]	7,663,000,000,000	[1]
Securities borrowed	5,204,000,000,000	[1]	6,080,000,000,000	[1]
Total Assets	15,608,000,000,000	[1]	16,983,000,000,000	[1]
Liabilities:
Short-term borrowings	866,000,000,000	[1]	1,186,000,000,000	[1]
Deposits received at banks	921,000,000,000	[1]	905,000,000,000	[1]
Securities sold under agreements to repurchase	10,998,000,000,000	[1]	9,928,000,000,000	[1]
Securities loaned	2,129,000,000,000	[1]	1,700,000,000,000	[1]
Long-term borrowings	7,820,000,000,000	[1]	8,242,000,000,000	[1]
Total Liabilities	22,734,000,000,000	[1]	21,961,000,000,000	[1]
Level 1 [Member] | Estimate of fair value, Fair value disclosure [Member]
Assets:
Cash and cash equivalents	717,000,000,000	[1]	1,071,000,000,000	[1]
Total Assets	717,000,000,000	[1]	1,071,000,000,000	[1]
Liabilities:
Long-term borrowings	96,000,000,000	[1]	154,000,000,000	[1]
Total Liabilities	96,000,000,000	[1]	154,000,000,000	[1]
Level 2 [Member] | Estimate of fair value, Fair value disclosure [Member]
Assets:
Time deposits	404,000,000,000	[1]	653,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	190,000,000,000	[1]	230,000,000,000	[1]
Loans receivable	998,000,000,000	[1],[2]	1,031,000,000,000	[1],[2]
Securities purchased under agreements to resell	7,865,000,000,000	[1]	7,663,000,000,000	[1]
Securities borrowed	5,204,000,000,000	[1]	6,080,000,000,000	[1]
Total Assets	14,661,000,000,000	[1]	15,657,000,000,000	[1]
Liabilities:
Short-term borrowings	865,000,000,000	[1]	1,186,000,000,000	[1]
Deposits received at banks	921,000,000,000	[1]	905,000,000,000	[1]
Securities sold under agreements to repurchase	10,998,000,000,000	[1]	9,928,000,000,000	[1]
Securities loaned	2,129,000,000,000	[1]	1,700,000,000,000	[1]
Long-term borrowings	7,738,000,000,000	[1]	8,084,000,000,000	[1]
Total Liabilities	22,651,000,000,000	[1]	21,803,000,000,000	[1]
Level 3 [Member] | Estimate of fair value, Fair value disclosure [Member]
Assets:
Loans receivable	230,000,000,000	[1],[2]	255,000,000,000	[1],[2]
Total Assets	230,000,000,000	[1]	255,000,000,000	[1]
Liabilities:
Short-term borrowings	1,000,000,000	[1]	0	[1]
Deposits received at banks	0	[1]
Long-term borrowings	(14,000,000,000)	[1]	4,000,000,000	[1]
Total Liabilities	¥ (13,000,000,000)	[1]	¥ 4,000,000,000	[1]

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting allowance for loan losses.

Derivative Instruments And Hedging Activities (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Derivative [Line items]
Offset of cash collateral receivables against net derivative liabilities	¥ 977	¥ 1,051
Offset of cash collateral payables against net derivative assets	905	867
Derivative liability position with credit-risk-related contingent features	1,861	1,867
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	1,074	1,143
Additional collateral required to be posted, aggregate fair value	¥ 27	¥ 26

Derivative Instruments And Hedging Activities (Concentration Of Exposures To Credit Risk In OTC Derivatives) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Derivative [Line items]
Gross fair value of derivative assets, Financial institutions	¥ 24,501	¥ 23,752
OTC derivatives with financial institutions [Member]
Derivative [Line items]
Gross fair value of derivative assets, Financial institutions	10,524	18,881
Impact of master netting agreements, Financial institutions	(9,119)	(17,553)
Impact of collateral, Financial institutions	(860)	(797)
Net exposure to credit risk, Financial institutions	¥ 545	¥ 531

Derivative Instruments And Hedging Activities (Volume Of Derivative Activity In Statement Of Financial Position) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Derivative [Line items]
Derivative assets Notional	¥ 673,530		¥ 751,370
Derivative assets Fair value	24,501		23,752
Derivative liabilities Notional	684,018	[1]	711,836	[1]
Derivative liabilities Fair value	24,333	[1]	23,649	[1]
Derivatives used for trading purposes [Member]
Derivative [Line items]
Derivative assets Notional	671,671	[2],[3]	749,325	[2],[3]
Derivative assets Fair value	24,407	[2],[3]	23,670	[2],[3]
Derivative liabilities Notional	683,957	[1],[2],[3]	711,739	[1],[2],[3]
Derivative liabilities Fair value	24,332	[1],[2],[3]	23,648	[1],[2],[3]
Derivatives used for trading purposes [Member] | Equity contracts [Member]
Derivative [Line items]
Derivative assets Notional	14,329	[2],[3]	16,079	[2],[3]
Derivative assets Fair value	1,484	[2],[3]	1,603	[2],[3]
Derivative liabilities Notional	14,496	[1],[2],[3]	14,497	[1],[2],[3]
Derivative liabilities Fair value	1,617	[1],[2],[3]	1,687	[1],[2],[3]
Derivatives used for trading purposes [Member] | Interest rate contracts [Member]
Derivative [Line items]
Derivative assets Notional	571,442	[2],[3]	636,833	[2],[3]
Derivative assets Fair value	20,198	[2],[3]	18,843	[2],[3]
Derivative liabilities Notional	564,750	[1],[2],[3]	592,413	[1],[2],[3]
Derivative liabilities Fair value	19,876	[1],[2],[3]	18,597	[1],[2],[3]
Derivatives used for trading purposes [Member] | Credit contracts [Member]
Derivative [Line items]
Derivative assets Notional	36,232	[2],[3]	37,067	[2],[3]
Derivative assets Fair value	1,588	[2],[3]	1,864	[2],[3]
Derivative liabilities Notional	36,549	[1],[2],[3]	41,785	[1],[2],[3]
Derivative liabilities Fair value	1,701	[1],[2],[3]	1,952	[1],[2],[3]
Derivatives used for trading purposes [Member] | Foreign exchange contracts [Member]
Derivative [Line items]
Derivative assets Notional	49,646	[2],[3]	59,296	[2],[3]
Derivative assets Fair value	1,136	[2],[3]	1,356	[2],[3]
Derivative liabilities Notional	68,114	[1],[2],[3]	62,999	[1],[2],[3]
Derivative liabilities Fair value	1,135	[1],[2],[3]	1,407	[1],[2],[3]
Derivatives used for trading purposes [Member] | Commodity contracts [Member]
Derivative [Line items]
Derivative assets Notional	22	[2],[3]	50	[2],[3]
Derivative assets Fair value	1	[2],[3]	4	[2],[3]
Derivative liabilities Notional	48	[1],[2],[3]	45	[1],[2],[3]
Derivative liabilities Fair value	3	[1],[2],[3]	5	[1],[2],[3]
Derivatives designated as hedging instrument [Member]
Derivative [Line items]
Derivative assets Notional	1,859		2,045
Derivative assets Fair value	94		82
Derivative liabilities Notional	61	[1]	97	[1]
Derivative liabilities Fair value	1	[1]	1	[1]
Derivatives designated as hedging instrument [Member] | Interest rate contracts [Member]
Derivative [Line items]
Derivative assets Notional	1,671		1,855
Derivative assets Fair value	92		78
Derivatives designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Derivative [Line items]
Derivative assets Notional	188		190
Derivative assets Fair value	2		4
Derivative liabilities Notional	61	[1]	97	[1]
Derivative liabilities Fair value	¥ 1	[1]	¥ 1	[1]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[3]	Includes derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Derivative Instruments And Hedging Activities (Derivative Amounts Included In Consolidated Statements Of Income) (Detail) (Derivatives used for trading purposes [Member], JPY ¥)
In Billions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Derivative [Line items]
Net gain (loss) on trading derivatives	¥ (6)	[1],[2]	¥ (27)	[1],[2]	¥ 24	[1],[2]	¥ 124	[1],[2]
Equity contracts [Member]
Derivative [Line items]
Net gain (loss) on trading derivatives	(28)	[1],[2]	(28)	[1],[2]	1	[1],[2]	9	[1],[2]
Interest rate contracts [Member]
Derivative [Line items]
Net gain (loss) on trading derivatives	14	[1],[2]	23	[1],[2]	(21)	[1],[2]	122	[1],[2]
Credit contracts [Member]
Derivative [Line items]
Net gain (loss) on trading derivatives	5	[1],[2]	(14)	[1],[2]	(12)	[1],[2]	(29)	[1],[2]
Foreign exchange contracts [Member]
Derivative [Line items]
Net gain (loss) on trading derivatives	3	[1],[2]	(5)	[1],[2]	56	[1],[2]	15	[1],[2]
Commodity contracts [Member]
Derivative [Line items]
Net gain (loss) on trading derivatives	¥ 0	[1],[2]	¥ (3)	[1],[2]	¥ 0	[1],[2]	¥ 7	[1],[2]

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[2]	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.

Derivative Instruments And Hedging Activities (Fair Value Hedges) (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Derivatives designated as hedging instrument [Member]
Derivative [Line items]
Interest revenue / Interest expense	¥ 6	¥ 33	¥ 23	¥ 59
Derivatives designated as hedging instrument [Member] | Interest rate contracts [Member]
Derivative [Line items]
Interest revenue / Interest expense	6	33	23	59
Hedged items [Member]
Derivative [Line items]
Interest revenue / Interest expense	(6)	(33)	(23)	(59)
Hedged items [Member] | Long-term borrowings [Member]
Derivative [Line items]
Interest revenue / Interest expense	¥ (6)	¥ (33)	¥ (23)	¥ (59)

Derivative Instruments And Hedging Activities (Net Investment Hedges) (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Derivative [Line items]
Other comprehensive income (loss)	¥ 4	¥ 15	¥ 19	¥ 21
Long-term borrowings [Member]
Derivative [Line items]
Other comprehensive income (loss)	3	7	8	11
Foreign exchange contracts [Member]
Derivative [Line items]
Other comprehensive income (loss)	¥ 1	¥ 8	¥ 11	¥ 10

Derivative Instruments And Hedging Activities (Written Credit Derivatives And Purchased Credit Protection) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2012		Mar. 31, 2012
Single-name credit default swaps [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	¥ 380	[1]	¥ 562	[1]
Maximum potential payout / Notional	19,743		20,159
Notional Purchased credit protection	18,121		18,692
Credit default indices [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	98	[1]	124	[1]
Maximum potential payout / Notional	11,041		10,738
Notional Purchased credit protection	9,401		9,334
Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	186	[1]	223	[1]
Maximum potential payout / Notional	2,494		3,298
Notional Purchased credit protection	1,819		2,138
Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	0	[1]	(1)	[1]
Maximum potential payout / Notional	4		781
Notional Purchased credit protection			651
Total [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	664	[1]	908	[1]
Maximum potential payout / Notional	33,282		34,976
Notional Purchased credit protection	29,341		30,815
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	3,688		2,902
Less than 1 year [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,380		1,667
Less than 1 year [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	922		1,084
Less than 1 year [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional			0
Less than 1 year [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	6,990		5,653
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	6,272		6,750
1 to 3 years [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,446		2,089
1 to 3 years [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	751		1,201
1 to 3 years [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	9,469		10,040
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	6,872		8,510
3 to 5 years [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	5,112		5,807
3 to 5 years [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	263		441
3 to 5 years [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4		439
3 to 5 years [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	12,251		15,197
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,911		1,997
More than 5 years [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,103		1,175
More than 5 years [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	558		572
More than 5 years [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional			342
More than 5 years [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	¥ 4,572		¥ 4,086

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

Derivative Instruments And Hedging Activities (Written Credit Derivatives By External Credit Rating Of Underlying Asset) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	¥ 19,743		¥ 20,159
Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	11,041		10,738
Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,494		3,298
Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4		781
Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	33,282		34,976
AAA Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,828		2,196
AAA Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	24		140
AAA Rating [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	39		20
AAA Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional			0
AAA Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,891		2,356
AA Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,332		1,749
AA Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	525		711
AA Rating [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	10		18
AA Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional			0
AA Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,867		2,478
A Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4,952		5,878
A Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4,608		5,358
A Rating [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	6		3
A Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional			137
A Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	9,566		11,376
BBB Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	6,625		5,550
BBB Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4,222		2,905
BBB Rating [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	104		111
BBB Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4		532
BBB Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	10,955		9,098
BB Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	3,119		2,974
BB Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,477		1,619
BB Rating [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	193		212
BB Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional			112
BB Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4,789		4,917
Other Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,887	[1]	1,812	[1]
Other Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	185	[1]	5	[1]
Other Rating [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,142	[1]	2,934	[1]
Other Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	¥ 4,214	[1]	¥ 4,751	[1]

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.

Collateralized Transactions (Fair Value Of Securities Received As Collateral Available To Sell Or Repledge) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Financial instruments received as collateral, borrowed with collateral and without collateral [Line items]
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥ 29,096	¥ 32,075
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	¥ 23,990	¥ 23,895

Collateralized Transactions (Assets Owned, Pledged As Collateral) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	¥ 2,968,479		¥ 3,171,738
Non-trading debt securities	52,793		54,969
Investments in and advances to affiliated companies	34,514		33,921
Equities and convertible bonds [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	58,242		47,966
Government and government agency securities [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	1,301,368		1,333,482
Bank and corporate debt securities [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	84,027		139,863
Commercial mortgage-backed securities ("CMBS") [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	30,356		40,183
Residential mortgage-backed securities ("RMBS") [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	1,387,658		1,527,946
Collateralized debt obligations ("CDO") and other [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	68,338	[1]	82,298	[1]
Investment trust funds and other [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	¥ 38,490

[1]	Includes collateralized loan obligations ("CLO") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.

Collateralized Transactions (Assets Subject To Lien) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Collateralized transactions assets subject to lien [Line items]
Assets subject to lien, amount	¥ 2,069,613	¥ 2,285,209
Loans and receivables [Member]
Collateralized transactions assets subject to lien [Line items]
Assets subject to lien, amount	140	55,236
Trading assets [Member]
Collateralized transactions assets subject to lien [Line items]
Assets subject to lien, amount	1,360,602	1,515,079
Office buildings, land, equipment and facilities [Member]
Collateralized transactions assets subject to lien [Line items]
Assets subject to lien, amount	112,523	116,530
Non-trading debt securities [Member]
Collateralized transactions assets subject to lien [Line items]
Assets subject to lien, amount	336,160	337,681
Other [Member]
Collateralized transactions assets subject to lien [Line items]
Assets subject to lien, amount	¥ 260,188	¥ 260,683

Collateralized Transactions (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Schedule of trading securities and other trading assets [Line items]
Amount of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions	¥ 18,451	¥ 39,797
Amount of securities derecognized in lending transactions		¥ 1,930

Non-Trading Securities (Non-Trading Securities Reconciliation) (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Schedule of available-for-sale securities [Line items]
Cost and/or amortized cost	¥ 187,627	¥ 240,917
Gross unrealized gains	2,771	3,754
Gross unrealized losses	2,464	2,415
Fair value	187,934	242,256
Government, agency and municipal securities [Member]
Schedule of available-for-sale securities [Line items]
Cost and/or amortized cost	94,322	150,203
Gross unrealized gains	469	445
Gross unrealized losses	904	164
Fair value	93,887	150,484
Other debt securities [Member]
Schedule of available-for-sale securities [Line items]
Cost and/or amortized cost	50,469	37,356
Gross unrealized gains	444	115
Gross unrealized losses	466	182
Fair value	50,447	37,289
Equity securities [Member]
Schedule of available-for-sale securities [Line items]
Cost and/or amortized cost	42,836	53,358
Gross unrealized gains	1,858	3,194
Gross unrealized losses	1,094	2,069
Fair value	¥ 43,600	¥ 54,483

Non-Trading Securities (Narrative) (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012 Security	Sep. 30, 2011	Sep. 30, 2012 Security	Sep. 30, 2011	Mar. 31, 2012 Security
Insurance subsidiary [Member]
Schedule of available-for-sale securities [Line items]
Non-trading securities disposed	¥ 245,143	¥ 106,857	¥ 341,757	¥ 110,297
Non-trading securities realized gain	3,820	1,275	5,081	1,484
Total proceeds received from disposals	248,093	108,085	345,829	111,601
Non-trading securities realized loss	870		1,009
Total number of non-trading securities in an unrealized loss position	100		100		70
Other-than-temporary impairment losses recognized	2,974		4,808
Other-than-temporary impairment losses recognized within other comprehensive income (loss)	¥ 38		¥ 376

Non-Trading Securities (Residual Contractual Maturity Of Non-Trading Debt Securities) (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012
Insurance subsidiary [Member]
Schedule of available-for-sale securities [Line items]
Total	¥ 144,334
Less than 1 year	8,077
1 to 5 years	56,019
5 to 10 years	63,612
More than 10 years	¥ 16,626

Non-Trading Securities (Fair Value And Unrealized Losses Of Non-Trading Securities) (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Schedule of available-for-sale securities [Line items]
Less than 12 months, Fair value	¥ 83,313	¥ 41,923
Less than 12 months, Gross unrealized losses	2,088	2,415
More than 12 months, Fair value	5,796
More than 12 months, Gross unrealized losses	376
Fair value	89,109	41,923
Gross unrealized losses	2,464	2,415
Government, agency and municipal securities [Member]
Schedule of available-for-sale securities [Line items]
Less than 12 months, Fair value	50,233	14,954
Less than 12 months, Gross unrealized losses	568	164
More than 12 months, Fair value	3,771
More than 12 months, Gross unrealized losses	336
Fair value	54,004	14,954
Gross unrealized losses	904	164
Other debt securities [Member]
Schedule of available-for-sale securities [Line items]
Less than 12 months, Fair value	20,684	5,920
Less than 12 months, Gross unrealized losses	426	182
More than 12 months, Fair value	2,025
More than 12 months, Gross unrealized losses	40
Fair value	22,709	5,920
Gross unrealized losses	466	182
Equity securities [Member]
Schedule of available-for-sale securities [Line items]
Less than 12 months, Fair value	12,396	21,049
Less than 12 months, Gross unrealized losses	1,094	2,069
Fair value	12,396	21,049
Gross unrealized losses	¥ 1,094	¥ 2,069

Securitizations And Variable Interest Entities (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended			6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Sep. 30, 2012 Minimum [Member]	Mar. 31, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Mar. 31, 2012 Maximum [Member]
Variable Interest Entity [Line items]
Proceeds received from new securitizations	¥ 202	¥ 90	¥ 303	¥ 138
Debt securities issued by special purpose entities initial fair value	430	322	824	682
Cash inflows from third parties on the sale of debt securities	258	192	451	334
Cumulative balance of financial assets transferred to SPEs	4,065		4,065		3,782
Retained interests	174		174		165
Interests held in spes	5	3	11	6
Outstanding collateral service agreements or written credit default swap agreements	¥ 15		¥ 15		¥ 27
Percentage of changes in fair value based on adverse effect						10.00%	10.00%	20.00%	20.00%

Securitizations And Variable Interest Entities (Fair Value of Retained Interests) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Schedule of fair value of retained interests [Line items]
Type of transferred assets	¥ 174	¥ 165
Government and government agency bonds [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	172	163
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	0	0
Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	2	2
Level 2 [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	172	163
Level 2 [Member] | Government and government agency bonds [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	172	163
Level 3 [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	2	2
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	0	0
Level 3 [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	2	2
Investment grade [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	171	163
Investment grade [Member] | Government and government agency bonds [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	169	161
Investment grade [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	2	2
Other [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	3	2
Other [Member] | Government and government agency bonds [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	3	2
Other [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	¥ 0	¥ 0

Securitizations And Variable Interest Entities (Fair Value Of Firm's Retained Interests And Sensitivity Of This Fair Value) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Variable Interest Entity [Line items]
Fair value of retained interests	¥ 174	¥ 165
Material retained interest held [Member]
Variable Interest Entity [Line items]
Fair value of retained interests	159 [1]	157 [1]
Weighted-average life (Years)	5 years 9 months 22 days	7 years
Constant prepayment rate	9.60%	8.10%
Impact of 10% adverse change	(4.4)	(1.3)
Impact of 20% adverse change	(6.9)	(2.4)
Discount rate	3.30%	3.30%
Impact of 10% adverse change	(3.5)	(3.7)
Impact of 20% adverse change	¥ (5.3)	¥ (7.1)

[1]	The sensitivity analysis covers the material retained interests held of 157 billion yen out of 165 billion yen as of March 31, 2012 and 159 billion yen out of 174 billion yen as of September 30, 2012.

Securitizations And Variable Interest Entities (Fair Value Of Firm's Retained Interests And Sensitivity Of This Fair Value) (Parenthetical) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Variable Interest Entity [Line items]
Retained interests	174	165
Material retained interest held [Member]
Variable Interest Entity [Line items]
Sensitivity analysis for material retained interest	159	157
Minimum [Member]
Variable Interest Entity [Line items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%

Securitizations And Variable Interest Entities (Type And Carrying Value Of Financial Assets) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Trading assets
Equities	¥ 57	¥ 116
Debt securities	75	84
Mortgage and mortgage-backed securities	19	27
Long-term loans receivable	9	21
Total	160	248
Long-term borrowings	¥ 148	¥ 223

Securitizations And Variable Interest Entities (Classification Of Consolidated VIEs' Assets And Liabilities) (Detail) (JPY ¥)	Sep. 30, 2012		Mar. 31, 2012		Sep. 30, 2011	Mar. 31, 2011
Variable Interest Entity [Line items]
Cash and cash equivalents	¥ 716,712,000,000		¥ 1,070,520,000,000		¥ 551,639,000,000	¥ 1,620,340,000,000
Equities	57,000,000,000		116,000,000,000
Debt securities	75,000,000,000		84,000,000,000
Mortgage and mortgage-backed securities	19,000,000,000		27,000,000,000
Private equity investments	187,980,000,000		201,955,000,000
Securities purchased under agreements to resell	7,865,429,000,000		7,662,748,000,000
Other	1,511,626,000,000		1,475,123,000,000
Securities sold under agreements to repurchase	10,998,258,000,000		9,928,293,000,000
Short-term borrowings	866,417,000,000		1,185,613,000,000
Long-term borrowings	8,086,510,000,000		8,504,840,000,000
Variable interest entity, primary beneficiary [Member]
Variable Interest Entity [Line items]
Cash and cash equivalents	42,000,000,000		52,000,000,000
Equities	645,000,000,000		730,000,000,000
Debt securities	255,000,000,000		180,000,000,000
Mortgage and mortgage-backed securities	74,000,000,000		84,000,000,000
Investment trust funds and other			0
Derivatives	4,000,000,000		4,000,000,000
Private equity investments	1,000,000,000		1,000,000,000
Securities purchased under agreements to resell	2,000,000,000		7,000,000,000
Office buildings, land, equipment and facilities	139,000,000,000	[1]	140,000,000,000	[1]
Other	387,000,000,000	[1]	408,000,000,000	[1]
Total	1,549,000,000,000		1,606,000,000,000
Debt securities	3,000,000,000		4,000,000,000
Derivatives	16,000,000,000		38,000,000,000
Securities sold under agreements to repurchase	4,000,000,000		0
Short-term borrowings
Long-term borrowings	981,000,000,000		992,000,000,000
Other	30,000,000,000		35,000,000,000
Total	¥ 1,034,000,000,000		¥ 1,069,000,000,000

[1]	Includes real estate and real estate for sale held by SPEs related to a consolidated subsidiary.

Securitizations And Variable Interest Entities (Carrying Amount Of Assets And Liabilities Of Unconsolidated VIEs) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Carrying amount of variable interests Assets	¥ 2,796	¥ 2,485
Carrying amount of variable interests Liabilities		9
Maximum exposure to loss to unconsolidated VIEs	2,836	2,531
Equities [Member]
Carrying amount of variable interests Assets	46	58
Maximum exposure to loss to unconsolidated VIEs	46	58
Debt securities [Member]
Carrying amount of variable interests Assets	163	133
Maximum exposure to loss to unconsolidated VIEs	163	133
Mortgage and mortgage-backed securities [Member]
Carrying amount of variable interests Assets	2,255	2,137
Maximum exposure to loss to unconsolidated VIEs	2,255	2,137
Investment trust funds and other [Member]
Carrying amount of variable interests Assets	226	96
Maximum exposure to loss to unconsolidated VIEs	226	96
Derivatives [Member]
Carrying amount of variable interests Assets	0	0
Carrying amount of variable interests Liabilities		9
Maximum exposure to loss to unconsolidated VIEs	15	27
Private equity [Member]
Carrying amount of variable interests Assets	24	25
Maximum exposure to loss to unconsolidated VIEs	24	25
Short-term loans [Member]
Carrying amount of variable interests Assets	7	2
Maximum exposure to loss to unconsolidated VIEs	7	2
Long-term loans [Member]
Carrying amount of variable interests Assets	70	29
Maximum exposure to loss to unconsolidated VIEs	70	29
Other [Member]
Carrying amount of variable interests Assets	5	5
Maximum exposure to loss to unconsolidated VIEs	5	5
Commitments to extend credit [Member]
Maximum exposure to loss to unconsolidated VIEs	¥ 25	¥ 19

Financing Receivables (Summary Of Loans Receivable Reported Within Loans Receivable Or Investments In And Advances To Affiliated Companies) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Schedule of financing receivables [Line items]
Loans receivable	¥ 1,227,849		¥ 1,293,372
Loans receivable carried at fair value	380,027	[1]	458,352	[1]
Loans receivable carried at amortized cost	847,822		835,020
Advances to affiliated companies	9,988		10,649
Loans at banks [Member]
Schedule of financing receivables [Line items]
Loans receivable	250,190		285,516
Short-term secured margin loans [Member]
Schedule of financing receivables [Line items]
Loans receivable	173,159		165,246
Inter-bank money market loans [Member]
Schedule of financing receivables [Line items]
Loans receivable	150,938		95,461
Corporate loans [Member]
Schedule of financing receivables [Line items]
Loans receivable	¥ 653,562		¥ 747,149

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Financing Receivables (Changes In Allowance For Losses For Current Period) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Balance at beginning of year	¥ 3,226		¥ 3,943		¥ 3,385		¥ 3,809
Allowance for loan losses, Provision for losses	(679)		330		(683)		105
Allowance for loan losses, Charge-offs	(24)				(35)
Allowance for loan losses, Other	30	[1]	(236)	[1]	(114)	[1]	(327)	[1]
Allowance for loan losses, Balance at end of year	2,553		3,587		2,553		3,587
Allowance for receivables other than loans, Balance at beginning of year	1,512		1,460		1,503		1,051
Allowance for receivables other than loans, Provision for losses	73		(196)		89		(179)
Allowance for receivables other than loans, Charge-offs							(1)
Allowance for receivables other than loans, Other	(4)	[1]	(23)	[1]	(11)	[1]	370	[1]
Allowance for receivables other than loans, Balance at end of year	1,581		1,241		1,581		1,241
Total allowance for doubtful accounts, Balance at beginning of year	4,738		4,953		4,888		4,860
Total allowance for doubtful accounts, Provision for losses	(606)		134		(594)		(74)
Total allowance for doubtful accounts, Charge-offs	(24)				(35)		(1)
Total allowance for doubtful accounts, Other	26	[1]	(259)	[1]	(125)	[1]	43	[1]
Total allowance for doubtful accounts, Balance at end of year	4,134		4,828		4,134		4,828
Loans at banks [Member]
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Balance at beginning of year	552		339		552		339
Allowance for loan losses, Provision for losses	211		49		211		49
Allowance for loan losses, Charge-offs	(1)				(1)
Allowance for loan losses, Balance at end of year	762		388		762		388
Short-term secured margin loans [Member]
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Balance at beginning of year	17		57		24		37
Allowance for loan losses, Provision for losses	(4)		(24)		0		(4)
Allowance for loan losses, Charge-offs					(11)
Allowance for loan losses, Other	0	[1]	(1)	[1]	0	[1]	(1)	[1]
Allowance for loan losses, Balance at end of year	13		32		13		32
Inter-bank money market loans [Member]
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Charge-offs
Corporate loans [Member]
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Balance at beginning of year	2,606		3,086		2,758		3,422
Allowance for loan losses, Provision for losses	(867)		316		(875)		71
Allowance for loan losses, Charge-offs	(23)				(23)
Allowance for loan losses, Other	30	[1]	(235)	[1]	(114)	[1]	(326)	[1]
Allowance for loan losses, Balance at end of year	1,746		3,167		1,746		3,167
Advances to affiliated companies [Member]
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Balance at beginning of year	51		11		51		11
Allowance for loan losses, Provision for losses	(19)		(11)		(19)		(11)
Allowance for loan losses, Balance at end of year	¥ 32				¥ 32

[1]	Includes the effect of foreign exchange movements.

Financing Receivables (Allowance For Loan Losses And Loans By Impairment Methodology And Type Of Loans) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 1,676		¥ 2,704
Allowance by impairment methodology, Evaluated collectively	877		681
Total allowance for loan losses	2,553	3,226	3,385	3,587	3,943	3,809
Loans by impairment methodology, Evaluated individually	480,472		484,015
Loans by impairment methodology, Evaluated collectively	377,338		361,654
Total loans	857,810		845,669
Loans at banks [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	8		14
Allowance by impairment methodology, Evaluated collectively	754		538
Total allowance for loan losses	762	552	552	388	339	339
Loans by impairment methodology, Evaluated individually	34		212
Loans by impairment methodology, Evaluated collectively	249,743		235,195
Total loans	249,777		235,407
Short-term secured margin loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually			10
Allowance by impairment methodology, Evaluated collectively	13		14
Total allowance for loan losses	13	17	24	32	57	37
Loans by impairment methodology, Evaluated individually	63,412		58,636
Loans by impairment methodology, Evaluated collectively	109,747		106,610
Total loans	173,159		165,246
Inter-bank money market loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Loans by impairment methodology, Evaluated individually	150,938		95,461
Total loans	150,938		95,461
Corporate loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	1,668		2,680
Allowance by impairment methodology, Evaluated collectively	78		78
Total allowance for loan losses	1,746	2,606	2,758	3,167	3,086	3,422
Loans by impairment methodology, Evaluated individually	265,365		329,312
Loans by impairment methodology, Evaluated collectively	8,583		9,594
Total loans	273,948		338,906
Advances to affiliated companies [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated collectively	32		51
Total allowance for loan losses	32	51	51		11	11
Loans by impairment methodology, Evaluated individually	723		394
Loans by impairment methodology, Evaluated collectively	9,265		10,255
Total loans	¥ 9,988		¥ 10,649

Financing Receivables (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Schedule of financing receivables [Line items]
Amount of nonaccrual status loan	¥ 38,525	¥ 40,565
Related allowance, recorded investment	31,785	35,721
Related allowance, total unpaid principal balance	33,490	38,103
Related allowance	¥ 1,676	¥ 2,693

Financing Receivables (Analysis Of Each Class Of Loans Not Carried At Fair Value Using Nomura's Internal Ratings Or Equivalent Credit Quality Indicators) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Financing receivable, recorded investment [Line items]
Loans receivable gross	¥ 857,810		¥ 845,669
Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	157,656		154,887
Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	92,121		80,520
Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	173,159		165,246
Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2,938		1,461
Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	148,000		94,000
Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	242,182		299,987
Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	31,766		38,919
Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	9,988		10,649
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	438,985		411,536
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	92,049		92,207
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	92,113		80,507
AAA-BBB [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2,938		1,461
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	148,000		94,000
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	94,620		131,767
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross			1,339
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	9,265		10,255
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	202,580		160,080
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	31,957		29,169
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	138,429		93,331
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	31,766		37,580
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	428
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	6,325		4,245
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	8		13
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	6,317		4,232
Others [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	209,920	[1]	269,808	[1]
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	33,650	[1]	33,511	[1]
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	173,159	[1]	165,246	[1]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2,816	[1]	70,657	[1]
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	¥ 295	[1]	¥ 394	[1]

[1]	Relate to collateral exposures where a specified ratio of LTV is maintained.

Leases (Assets By Type Which Nomura Leases On Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Leases [Line items]
Cost	¥ 953,465		¥ 999,450
Accumulated depreciation	(16,822)		(12,858)
Net carrying amount	936,643		986,592
Real estate [Member]
Leases [Line items]
Cost	941,530	[1]	984,087	[1]
Accumulated depreciation	(14,689)	[1]	(11,174)	[1]
Net carrying amount	926,841	[1]	972,913	[1]
Aircraft [Member]
Leases [Line items]
Cost	11,935		15,363
Accumulated depreciation	(2,133)		(1,684)
Net carrying amount	¥ 9,802		¥ 13,679

[1]	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Leases (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012
Recognized rental income	¥ 20,187	¥ 21,153	¥ 39,760	¥ 28,667
Rental expense, net of sublease rental income	11,548	12,321	23,458	25,992
Capital lease assets	¥ 23,214		¥ 23,214		¥ 27,902

Leases (Schedule Of Future Minimum Rentals On Noncancelable Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Leases [Line items]
Minimum lease payments to be received, Total	¥ 137,538	¥ 146,108
Minimum lease payments to be received, Less than 1 year	25,287
Minimum lease payments to be received, 1 to 2 years	23,289
Minimum lease payments to be received, 2 to 3 years	19,846
Minimum lease payments to be received, 3 to 4 years	15,749
Minimum lease payments to be received, 4 to 5 years	11,796
Minimum lease payments to be received, More than 5 years	¥ 41,571

Leases (Schedule Of Future Minimum Lease Payments Under Capital Leases I) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Leases [Line items]
Total minimum lease payments	¥ 52,057	¥ 52,855
Less: Amount representing interest	(28,530)	(28,896)
Present value of net lease payments	¥ 23,527	¥ 23,959

Leases (Schedule Of Future Minimum lease payments Under Capital Leases II) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Leases [Line items]
Total minimum lease payments	¥ 52,057	¥ 52,855
Minimum lease payments, Less than 1 year	684
Minimum lease payments, 1 to 2 years	562
Minimum lease payments, 2 to 3 years	1,417
Minimum lease payments, 3 to 4 years	3,262
Minimum lease payments, 4 to 5 years	3,221
Minimum lease payments, More than 5 years	¥ 42,911

Leases (Schedule Of Future Minimum Rental Payments Under Noncancelable Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Leases [Line items]
Total minimum lease payments	¥ 153,830	¥ 169,038
Less: Sublease rental income	(7,799)	(9,948)
Net minimum lease payments	¥ 146,031	¥ 159,090

Leases (Schedule Of Future Minimum Rental Payments Under Non-cancellable Operating Leases II) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Leases [Line items]
Total minimum lease payments	¥ 153,830	¥ 169,038
Minimum lease payments, Less than 1 year	18,189
Minimum lease payments, 1 to 2 years	17,710
Minimum lease payments, 2 to 3 years	15,487
Minimum lease payments, 3 to 4 years	11,905
Minimum lease payments, 4 to 5 years	10,555
Minimum lease payments, More than 5 years	¥ 79,984

Business Combinations (Narrative) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012	Jul. 01, 2011	May 24, 2011 Nomura land and building co., ltd [Member]	Sep. 30, 2011 Nomura land and building co., ltd [Member]	Sep. 30, 2011 Nomura land and building co., ltd [Member]	Sep. 30, 2012 Nomura land and building co ltd and other companies [Member]	Sep. 30, 2012 Nomura land and building co ltd and other companies [Member]
Business acquisition [Line items]
Agreement entered, date						May 13, 2011
Acquired additional issued shares, percentage				39.00%
Total payment in relation to share purchases				¥ 37,620
Gain from bargain purchase						44,963
Percentage of outstanding shares						38.50%
Loss from change in fair value of equity investments						16,555
Equity investments remeasured at fair value					38,379	38,379
Loss from equity investments remeasured at fair value						4,109
Revenues generated					98,822	142,058	132,192	265,397
Revenues from real estate sales					46,295	61,939	63,420	134,568
Costs of real estate sales					40,602	53,664	56,127	113,235
Net income (loss) on share purchases					¥ 803	¥ (100)	¥ 524	¥ (706)
Common shares allotted for each share			118
Common shares issued	3,822,562,601	3,822,562,601	103,429,360

Business Combinations (Summary Of Fair Value Of Assets Acquired And Liabilities Assumed) (Detail) (JPY ¥) In Millions, unless otherwise specified	May 24, 2011
Business acquisition [Line items]
Cash and cash deposits	¥ 78,634
Loans receivable	54,023 [1]
Receivables from other than customers	12,865
Office buildings, land, equipment and facilities	715,683
Intangible assets	60,048 [2]
Assets other than above	1,290,121 [3]
Total assets	2,211,374
Short-term borrowings	82,800
Long-term borrowings	952,932
Liabilities other than above	748,889
Total liabilities	1,784,621
Equity attributable to NHI shareholders	120,962
Noncontrolling interests of NLB	22,397 [4]
Noncontrolling interests attributable to other than shareholders of NLB	283,394 [5]
Acquisition costs and fair value of previously held equity investments in NLB and other newly consolidated subsidiaries	75,999
Goodwill	¥ (44,963)

[1]	Valuation is based on the difference between the gross contractual amounts receivable of 54,131 yen million and the estimate of the contractual cash flows not expected to be collected of 108 million yen.
[2]	Includes finite-lived intangible assets related to client contracts and lease agreements which are amortized based on a weightedaverage amortization period of nine years with no estimated residual value.
[3]	Includes real estate classified as held for sale.
[4]	Valuation is based on the acquisition cost of the Share Purchases.
[5]	Valuation is based on either the market value or the net asset value as of the date of acquisition.

Business Combinations (Summary Of Fair Value Of Assets Acquired And Liabilities Assumed) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended
May 24, 2011
Business acquisition [Line items]
Gross contractual amounts receivable	¥ 54,131
Estimate of the contractual cash flows not expected to be collected	¥ 108
Weighted-average amortization period of intangible assets	9 years

Business Combinations (Summary Of Pro-Forma Financial Information) (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
Sep. 30, 2011
Total revenue	¥ 847,892
Net income (loss) attributable to NHI shareholders	¥ (52,359)
Basic net income (loss) attributable to NHI shareholders per share	¥ (14.44)
Diluted net income (loss) attributable to NHI shareholders per share	¥ (14.44)

Other Assets-Other / Other Liabilities (Schedule Of Other Assets-Other / Other Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Securities received as collateral	¥ 256,334		¥ 92,743
Goodwill and other intangible assets	141,071	[1]	160,227	[1]
Deferred tax assets	166,720		201,244
Investments in equity securities for other than operating purposes	96,047		113,006
Other	851,454	[2]	907,903	[2]
Other assets-Other, Total	1,511,626		1,475,123
Obligation to return securities received as collateral	256,334		92,743
Accrued income taxes	14,325		16,169
Other accrued expenses and provisions	318,076		378,957
Other	660,348	[3]	678,032	[3]
Other liabilities, Total	¥ 1,249,083		¥ 1,165,901

[1]	For the six months ended September 30, 2012, Nomura recognized impairment loss on goodwill relating to Wholesale Division of ¥8,293 million within Non-interest expenses—Other in the consolidated statements of income, due to decline in fair value of a reporting unit in Wholesale Division caused by prolonged economic downturn. The fair value was determined based on DCF.
[2]	Includes real estate classified as held for sale which is carried at the lower of net book value or fair value less cost to sell.
[3]	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. The amounts of carrying values are 292,120 million yen and 290,342 million yen and estimated fair values are 294,242 million yen and 295,179 million yen, as of March 31, 2012 and as of September 30, 2012, respectively. The fair value is estimated by discounting future cash flows and it would be generally classified as Level 3.

Other Assets-Other / Other Liabilities (Schedule Of Other Assets-Other / Other Liabilities) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012 Wholesale Segment [Member]
Impairment loss on goodwill			¥ 8,293
Carrying value of investment contracts underwritten	290,342	292,120
Estimated fair value of investment contracts underwritten	¥ 295,179	¥ 294,242

Earnings Per Share (Summary Of Amounts And Numbers Used In Calculation Of Net Income (Loss) Attributable To NHI Common Shareholders Per Share (Basic And Diluted)) (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Earnings per share [Line items]
Basic-Net income (loss) attributable to NHI shareholders	¥ 2,809	¥ (46,092)	¥ 4,700	¥ (28,321)
Basic-Weighted average number of shares outstanding	3,691,932,626	3,645,882,160	3,682,504,520	3,627,116,186
Basic-Net income (loss) attributable to NHI shareholders per share	¥ 0.76	¥ (12.64)	¥ 1.28	¥ (7.81)
Diluted-Net income (loss) attributable to NHI shareholders	¥ 2,793	¥ (46,096)	¥ 4,678	¥ (28,326)
Diluted-Weighted average number of shares outstanding	3,755,137,084	3,643,409,618	3,746,279,139	3,626,187,054
Diluted-Net income (loss) attributable to NHI shareholders per share	¥ 0.74	¥ (12.65)	¥ 1.25	¥ (7.81)

Earnings Per Share - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Earnings per share [Line items]
Antidilutive stock options to purchase common shares	22,980,700	101,183,700	13,776,300	103,395,500

Employee Benefit Plans (Net Periodic Benefit Cost Of Defined Benefit Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Pension plans, postretirement and other employee benefits [Line items]
Service cost	¥ 2,396	¥ 2,011	¥ 4,608	¥ 4,001
Interest cost	1,074	1,081	2,148	2,162
Expected return on plan assets	(1,022)	(783)	(2,043)	(1,566)
Amortization of net actuarial losses	869	790	1,738	1,579
Amortization of prior service cost	(384)	(286)	(771)	(573)
Net periodic benefit cost	¥ 2,933	¥ 2,813	¥ 5,680	¥ 5,603

Restructuring Initiatives (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		3 Months Ended
	Sep. 30, 2012 Group-wide restructuring initiatives primarily focusing on the wholesale division [Member]	Sep. 30, 2012 Group-wide restructuring initiatives primarily focusing on the wholesale division [Member]	Mar. 31, 2012 Group-wide restructuring initiatives primarily focusing on the wholesale division [Member]	Sep. 30, 2012 A cost reduction program focusing on the wholesale division [Member]
Restructuring initiatives [Line items]
Employee termination costs	¥ 372	¥ 12,769		¥ 6,749
Restructuring charges recorded in the liability	2,803	2,803	7,083	6,427
Restructuring charges settled	¥ 4,652			¥ 322

Income Taxes (Narrative) (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income tax [Line items]
Domestic statutory tax rate	38.00%	41.00%	38.00%	41.00%
Effective tax rate	84.90%	0.80%	79.20%	155.20%
Difference between the domestic statutory tax rate	38.00%	41.00%	38.00%	41.00%
Between april 1, 2012 and march 31, 2015 [Member]
Income tax [Line items]
Domestic statutory tax rate			38.00%
April 1, 2015 and thereafter [Member]
Income tax [Line items]
Domestic statutory tax rate			36.00%

Commitments, Contingencies And Guarantees (Commitments Outstanding) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Commitments to extend credit [Member]
Commitments [Line items]
Commitments outstanding	¥ 340,719	¥ 332,009
Commitments to invest in partnerships [Member]
Commitments [Line items]
Commitments outstanding	24,073	28,825
Commitments to purchase aircraft [Member]
Commitments [Line items]
Commitments outstanding	¥ 39,009	¥ 52,411

Commitments, Contingencies And Guarantees (Maturities Of Commitments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012
Commitments to extend credit [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	¥ 340,719
Commitments to invest in partnerships [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	24,073
Commitments to purchase aircraft [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	39,009
Contractual amount due less than 1 year [Member] | Commitments to extend credit [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	106,271
Contractual amount due less than 1 year [Member] | Commitments to invest in partnerships [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	60
Contractual amount due less than 1 year [Member] | Commitments to purchase aircraft [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	23,821
Contractual amount due 1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	39,948
Contractual amount due 1 to 3 years [Member] | Commitments to invest in partnerships [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	15,503
Contractual amount due 1 to 3 years [Member] | Commitments to purchase aircraft [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	15,188
Contractual amount due 3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	130,344
Contractual amount due 3 to 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	2,485
Contractual amount due more than 5 years [Member] | Commitments to extend credit [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	64,156
Contractual amount due more than 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	¥ 6,025

Commitments, Contingencies And Guarantees (Narrative) (Detail) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended								1 Months Ended	6 Months Ended
	Apr. 30, 2012 JPY (¥)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 JPY (¥)	Mar. 31, 2012 JPY (¥)	Aug. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jul. 31, 2011 USD ($)	Mar. 01, 2011 USD ($)	Apr. 30, 2010 USD ($)	Jan. 31, 2008 EUR (€)	Nov. 30, 2011 Madoff trustee [Member] USD ($)	Sep. 30, 2012 Madoff trustee [Member] USD ($)	Sep. 30, 2012 Contractual maturity less than 1 year [Member] JPY (¥)	Sep. 30, 2012 Contractual maturity 1 to 5 years [Member] JPY (¥)
Commitments and contingencies disclosure [Line items]
Purchase commitments for real estate			¥ 257,519	¥ 234,400										¥ 157,133	¥ 100,386
Income tax examination, disputed claim											33.8
Contingent liability related to note payable claim										37
Bankruptcy claims, amount of claims filed													35
Claim against special purpose company rights									156
Claim amount of mortgage backed securities issued								83
Compensatory damages with original principal amount issued in offering						50	2,046
Amount seeking to recover from NIP												21
Amount of residential mortgage-backed securities plaintiffs purchased					183
Subsequent event damages sought value	5,102
Number of series of currency-linked structured notes the plaintiff purchased	16
Loan repurchase claims received by subsidiaries unresolved		$ 5,962

Commitments, Contingencies And Guarantees (Information On Derivative Contracts) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Contingencies and commitments [Line items]
Collateral held in connection with standby letters of credit and other guarantees	¥ 5,634		¥ 6,377
Derivative contracts [Member]
Contingencies and commitments [Line items]
Carrying value, Derivative contracts	3,547,446	[1],[2]	3,997,315	[1],[2]
Maximum Potential Payout/Notional Total, Derivative contracts	96,645,286	[1],[2]	107,572,427	[1],[2]
Standby letters of credit and other guarantees [Member]
Contingencies and commitments [Line items]
Carrying value, Standby letters of credit and other guarantees	238	[3]	264	[3]
Maximum Potential Payout/Notional Total, Standby letters of credit and other guarantees	¥ 28,919	[3]	¥ 21,674	[3]

[1]	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
[2]	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
[3]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2012 is 6,377 million yen and as of September 30, 2012 is 5,634 million yen.

Commitments, Contingencies And Guarantees (Schedule Of Maturity Information Of Derivative Contracts) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Standby letters of credit and other guarantees [Member]
Commitments and contingencies disclosure [Line items]
Carrying value, Standby letters of credit and other guarantees	¥ 238	[1]	¥ 264	[1]
Maximum Potential Payout/Notional Total, Standby letters of credit and other guarantees	28,919	[1]	21,674	[1]
Derivative contracts [Member]
Commitments and contingencies disclosure [Line items]
Carrying value, Derivative contracts	3,547,446	[2],[3]	3,997,315	[2],[3]
Maximum Potential Payout/Notional Total, Derivative contracts	96,645,286	[2],[3]	107,572,427	[2],[3]
Maximum Potential Payout/Notional Years to Maturity Less than 1 year [Member]
Commitments and contingencies disclosure [Line items]
Maximum Potential Payout/Notional Total, Derivative contracts	26,217,815
Maximum Potential Payout/Notional Total, Standby letters of credit and other guarantees	20,835
Maximum Potential Payout/ Notional yYars to Maturity 1 to 3 years [Member]
Commitments and contingencies disclosure [Line items]
Maximum Potential Payout/Notional Total, Derivative contracts	25,301,347
Maximum Potential Payout/Notional Total, Standby letters of credit and other guarantees	138
Maximum Potential Payout/ Notional years to Maturity 3 to 5 years [Member]
Commitments and contingencies disclosure [Line items]
Maximum Potential Payout/Notional Total, Derivative contracts	11,272,605
Maximum Potential Payout/Notional Total, Standby letters of credit and other guarantees	684
Maximum Potential Payout/ Notional Years to Maturity More than 5 years [Member]
Commitments and contingencies disclosure [Line items]
Maximum Potential Payout/Notional Total, Derivative contracts	33,853,519
Maximum Potential Payout/Notional Total, Standby letters of credit and other guarantees	¥ 7,262

[1]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2012 is 6,377 million yen and as of September 30, 2012 is 5,634 million yen.
[2]	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
[3]	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.

Segment And Geographic Information (Net Interest Revenue) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment reporting information [Line items]
Non-interest revenue	¥ 356,035	¥ 272,920	¥ 698,484	¥ 568,121
Net interest revenue	33,287	31,030	66,417	67,472
Net revenue	389,322	303,950	764,901	635,593
Non-interest expenses	366,262	346,221	715,850	642,228
Income (loss) before income taxes	23,060	(42,271)	49,051	(6,635)
Retail [Member]
Segment reporting information [Line items]
Non-interest revenue	80,192	83,044	161,906	176,685
Net interest revenue	594	936	1,591	1,484
Net revenue	80,786	83,980	163,497	178,169
Non-interest expenses	69,824	73,250	140,347	145,426
Income (loss) before income taxes	10,962	10,730	23,150	32,743
Asset management [Member]
Segment reporting information [Line items]
Non-interest revenue	15,446	16,012	30,677	33,110
Net interest revenue	(7)	(61)	1,180	1,684
Net revenue	15,439	15,951	31,857	34,794
Non-interest expenses	10,879	11,238	21,927	22,635
Income (loss) before income taxes	4,560	4,713	9,930	12,159
Wholesale [Member]
Segment reporting information [Line items]
Non-interest revenue	103,974	46,072	190,228	154,857
Net interest revenue	33,120	35,498	68,749	66,675
Net revenue	137,094	81,570	258,977	221,532
Non-interest expenses	136,901	152,223	267,335	308,103
Income (loss) before income taxes	193	(70,653)	(8,358)	(86,571)
Other (Incl. elimination) [Member]
Segment reporting information [Line items]
Non-interest revenue	156,423	127,792	315,673	203,469
Net interest revenue	(420)	(5,343)	(5,103)	(2,371)
Net revenue	156,003	122,449	310,570	201,098
Non-interest expenses	148,658	109,510	286,241	166,064
Income (loss) before income taxes	¥ 7,345	¥ 12,939	¥ 24,329	¥ 35,034

Segment And Geographic Information (Major Components Of Income (Loss) Before Income Taxes In "Other") (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Components of income before taxes [Line items]
Total	¥ 23,060		¥ (42,271)		¥ 49,051		¥ (6,635)
Other [Member]
Components of income before taxes [Line items]
Net gain (loss) related to economic hedging transactions	964		4,221		(267)		2,716
Realized gain (loss) on investments in equity securities held for operating purposes	613		(183)		(123)		498
Equity in earnings of affiliates	3,346		1,970		4,619		5,445
Corporate items	(7,044)		(8,616)		(420)	[1]	4,002	[1]
Other	9,466	[2]	15,547	[2]	20,520	[2]	22,373	[2]
Total	¥ 7,345		¥ 12,939		¥ 24,329		¥ 35,034

[1]	Includes the gain due to the business combination with NLB in Corporate items for the six months ended September 30, 2011.
[2]	Includes the impact of Nomura’s own creditworthiness in the financial liabilities and derivative liabilities for which the fair value option was elected.

Segment And Geographic Information (Reconciliation Of Combined Business Segments Results Included In Preceding Table To Reported Net Revenue, Non-Interest Expenses and Income (Loss) Before Income Taxes) (Detail) (JPY ¥)
In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Segment reporting, revenue reconciling item [Line items]
Net revenue	¥ 389,322		¥ 303,950		¥ 764,901		¥ 635,593
Unrealized gain (loss) on investments in equity securities held for operating purposes	12,357		(2,361)		6,032		(3,639)
Consolidated net revenue	401,679	[1]	301,589	[1],[2]	770,933	[1]	631,954	[1]
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses	366,262		346,221		715,850		642,228
Income (loss) before income taxes	23,060		(42,271)		49,051		(6,635)
Unrealized gain (loss) on investments in equity securities held for operating purposes	12,357		(2,361)		6,032		(3,639)
Consolidated income (loss) before income taxes	35,417		(44,632)	[2]	55,083		(10,274)
Reportable segment [Member]
Segment reporting, revenue reconciling item [Line items]
Consolidated non-interest expenses	¥ 366,262		¥ 346,221		¥ 715,850		¥ 642,228

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Nomura corrected the allocation of expenses of 1,837 million yen from Japan to the Americas for the three months ended September 30, 2011. The correction has no impact on Income (loss) before income taxes as set forth in the consolidated statements of income.

Segment And Geographic Information (Geographic Allocation Of Net Revenue And Income (Loss) Before Income Taxes From Operations By Geographic Areas, And Long-Lived Assets) (Detail) (JPY ¥)
In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Mar. 31, 2012
Segment reporting information [Line items]
Consolidated net revenue	¥ 401,679	[1]	¥ 301,589	[1],[2]	¥ 770,933	[1]	¥ 631,954	[1]
Consolidated income (loss) before income taxes	35,417		(44,632)	[2]	55,083		(10,274)
Consolidated long-lived assets	1,208,948				1,208,948				1,206,496
Correction of expense allocation from Japan to the Americas			1,837
Americas [Member]
Segment reporting information [Line items]
Consolidated net revenue	59,878	[1]	23,903	[1],[2]	101,310	[1]	60,609	[1]
Consolidated income (loss) before income taxes	15,604	[2]	(25,678)	[2]	21,857		(27,014)
Consolidated long-lived assets	93,761				93,761				94,698
Europe [Member]
Segment reporting information [Line items]
Consolidated net revenue	26,988	[1]	45,449	[1],[2]	79,287	[1]	94,520	[1]
Consolidated income (loss) before income taxes	(40,255)		(15,595)	[2]	(56,690)		(47,324)
Consolidated long-lived assets	99,728				99,728				114,195
Asia and Oceania [Member]
Segment reporting information [Line items]
Consolidated net revenue	8,695	[1]	6,392	[1],[2]	16,382	[1]	16,224	[1]
Consolidated income (loss) before income taxes	(4,951)		(9,308)	[2]	(6,826)		(10,831)
Consolidated long-lived assets	20,541				20,541				23,892
Subtotal [Member]
Segment reporting information [Line items]
Consolidated net revenue	95,561	[1]	75,744	[1],[2]	196,979	[1]	171,353	[1]
Consolidated income (loss) before income taxes	(29,602)	[2]	(50,581)	[2]	(41,659)		(85,169)
Consolidated long-lived assets	214,030				214,030				232,785
Japan [Member]
Segment reporting information [Line items]
Consolidated net revenue	306,118	[1]	225,845	[1],[2]	573,954	[1]	460,601	[1]
Consolidated income (loss) before income taxes	65,019	[2]	5,949	[2]	96,742		74,895
Consolidated long-lived assets	¥ 994,918				¥ 994,918				¥ 973,711

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Nomura corrected the allocation of expenses of 1,837 million yen from Japan to the Americas for the three months ended September 30, 2011. The correction has no impact on Income (loss) before income taxes as set forth in the consolidated statements of income.

Subsequent Events (Narrative) (Detail) (Subsequent event [Member], Annington Homes [Member], JPY ¥) In Billions, unless otherwise specified	Dec. 13, 2012	Sep. 30, 2012
Subsequent event [Member] | Annington Homes [Member]
Subsequent event [Line Items]
Adjusted carrying value of investment	¥ 115
Fair value of investment		¥ 97.6